================================================================================

AS FILED WITH THE SEC ON _______________.              REGISTRATION NO. 33-38271

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM S-6

                         POST-EFFECTIVE AMENDMENT NO. 13

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
               OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED
                                 ON FORM N-8B-2

                                   ----------

                                   PRUCO LIFE
                           VARIABLE UNIVERSAL ACCOUNT
                           --------------------------
                              (Exact Name of Trust)

                          PRUCO LIFE INSURANCE COMPANY
                          ----------------------------
                               (Name of Depositor)

                              213 WASHINGTON STREET
                          NEWARK, NEW JERSEY 07102-2992
                                 (800) 286-7754
          -------------------------------------------------------------
          (Address and telephone number of principal executive offices)

                                   ----------

                                THOMAS C. CASTANO
                               ASSISTANT SECRETARY
                          PRUCO LIFE INSURANCE COMPANY
                              213 WASHINGTON STREET
                          NEWARK, NEW JERSEY 07102-2992
                     ---------------------------------------
                     (Name and address of agent for service)

                                    Copy to:
                                JEFFREY C. MARTIN
                                 SHEA & GARDNER
                         1800 MASSACHUSETTS AVENUE, N.W.
                             WASHINGTON, D.C. 20036

                                   ----------


It is proposed that this filing will become effective (check appropriate space):

     [ ] immediately upon filing pursuant to paragraph (b) of Rule 485

     [X] on June 3, 1999 pursuant to paragraph (b) of Rule 485
            ------------
               (date)

     [ ] 60 days after filing pursuant to paragraph (a) of Rule 485

     [ ] on              pursuant to paragraph (a) of Rule 485
            ------------
               (date)


================================================================================

                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY FORM N-8B-2)


N-8B-2 ITEM NUMBER           LOCATION
------------------           --------

        1.                   Cover Page

        2.                   Cover Page

        3.                   Not Applicable

        4.                   Sale of the Contract and Sales Commissions

        5.                   Pruco Life Variable Universal Account

        6.                   Pruco Life Variable Universal Account

        7.                   Not Applicable

        8.                   Not Applicable

        9.                   Litigation

       10. Brief Description of the Contract; Short Term Cancellation Right or "Free Look"; Transfers; Refund of Sales Charges; Reduction of Charges; Cash Surrender Value; Death Benefit; Partial Withdrawal of Cash Surrender Value; When Proceeds are Paid; Contract Loans; Exchange Right Available in Some States; Reduced Paid-Up Insurance Option Available in Some States; Voting Rights; Substitution of Series Fund Shares; Increases in Face Amount; Decreases in Face Amount; Lapse and Reinstatement

       11. Brief Description of the Contract; Pruco Life Variable Universal Account

       12. Cover Page; Brief Description of the Contract; The Prudential Series Fund, Inc.; Sale of the Contract and Sales Commissions

       13. Brief Description of the Contract; The Prudential Series Fund, Inc.; Premiums; Allocation of Premiums; Charges and Expenses; Refund of Sales Charges; Reduction of Charges; Sale of the Contract and Sales Commissions

       14. Brief Description of the Contract; Detailed Information for Prospective Contract Owners

       15.                   Brief Description of the Contract; Premiums;
                             Allocation of Premiums; Transfers

       16. Brief Description of the Contract; Detailed Information for Prospective Contract Owners

       17.                   Partial Withdrawal of Cash Surrender Value; When
                             Proceeds are Paid

       18.                   Pruco Life Variable Universal Account; Cash
                             Surrender Value

       19.                   Reports to Contract Owners

N-8B-2 ITEM NUMBER           LOCATION
------------------           --------

       20.                   Not Applicable

       21.                   Contract Loans

       22.                   Not Applicable

       23.                   Not Applicable

       24.                   Other General Contract Provisions; The Prudential
                             Series Fund, Inc.

       25.                   Pruco Life Insurance Company; The Prudential Series
                             Fund, Inc.

       26. Brief Description of the Contract; The Prudential Series Fund, Inc.; Charges and Expenses

       27.                   Pruco Life Insurance Company

       28.                   Pruco Life Insurance Company; Directors and
                             Officers

       29.                   Pruco Life Insurance Company

       30.                   Not Applicable

       31.                   Not Applicable

       32.                   Not Applicable

       33.                   Not Applicable

       34.                   Not Applicable

       35.                   Pruco Life Insurance Company

       36.                   Not Applicable

       37.                   Not Applicable

       38.                   Sale of the Contract and Sales Commissions

       39.                   Sale of the Contract and Sales Commissions

       40.                   Not Applicable

       41.                   Sale of the Contract and Sales Commissions

       42.                   Not Applicable

       43.                   Not Applicable

       44. Brief Description of the Contract; The Prudential Series Fund, Inc; Cash Surrender Value; Death Benefit

       45.                   Not Applicable

       46. Brief Description of the Contract; Pruco Life Variable Universal Account; The Prudential Series Fund, Inc.

N-8B-2 ITEM NUMBER           LOCATION
------------------           --------

       47.                   Pruco Life Variable Universal Account

       48.                   Not Applicable

       49.                   Not Applicable

       50.                   Not Applicable

       51.                   Not Applicable

       52.                   Substitution of Series Fund Shares

       53.                   Tax Treatment of Contract Benefits

       54.                   Not Applicable

       55.                   Not Applicable

       56.                   Not Applicable

       57.                   Not Applicable

       58.                   Not Applicable

       59. Financial Statements: Financial Statements of Pruco Life Variable Universal Account; Consolidated Financial Statements of Pruco Life Insurance Company and Subsidiaries

                                     PART I

                       INFORMATION REQUIRED IN PROSPECTUS

                                PRUSELECT(SM) II
                             Variable Life Insurance

                                   PROSPECTUS


                                   Pruco Life
                           Variable Universal Account

                                  June 7, 1999










                          PRUCO LIFE INSURANCE COMPANY

PROSPECTUS


JUNE 7, 1999


PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

                                PRUSELECT(SM) II


This prospectus describes certain individual flexible premium variable universal life insurance contracts, PRUSELECT(SM) II Variable Life Insurance Contracts* (the "Contract"), issued by Pruco Life Insurance Company ("Pruco Life", "us", or "we"), a stock life insurance company. Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"). These Contracts provide individual universal life insurance coverage with flexible premium payments and variable investment options. The Contracts may be owned individually or by a corporation, trust, association or similar entity. The Contracts are available on a multiple life basis where the insureds share a common employment or business relationship. The Contract owner will have all rights and privileges under the Contract. The Contracts may be used for funding non-qualified executive deferred compensation or salary continuation plans, retiree medical benefits, or other purposes.


You have a choice of death benefit plans. Under the first plan, the death benefit generally remains fixed in the amount or amounts scheduled at the outset of the Contract (the "face amount"). Under the second plan, the death benefit varies daily with the investment performance of the chosen subaccounts. Under either plan, your death benefit will never be less than the face amount, regardless of investment experience, as long as the Contract remains inforce. The Contracts also have a cash surrender value which generally increases with the payment of each premium, decreases to reflect charges made by Pruco Life, and varies daily with investment performance of the chosen subaccounts. There is no guaranteed minimum cash surrender value.


You may choose to invest your Contract's premiums in one or more of 20 available subaccounts of the Pruco Life Variable Universal Account (the "Account"), each of which invests in a corresponding portfolio of the Funds indicated below:

              THE PRUDENTIAL SERIES FUND, INC. (THE "SERIES FUND")


Money Market               Conservative Balanced      Equity
Diversified Bond           Flexible Managed           Prudential Jennison
Government Income          High Yield Bond            Small Capitalization Stock
Zero Coupon Bond 2000      Stock Index                Global
Zero Coupon Bond 2005      Equity Income              Natural Resources


AIM VARIABLE INSURANCE FUNDS, INC.    AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
       AIM V.I. Value Fund                  American Century VP Value Fund

       JANUS ASPEN SERIES                    MFS(R) VARIABLE INSURANCE TRUST(SM)
        Growth Portfolio                            Emerging Growth Series

                    T. ROWE PRICE INTERNATIONAL SERIES, INC.
                          International Stock Portfolio

This prospectus describes the Contract generally and the Pruco Life Variable Universal Account. The attached prospectuses for the Funds and their related statements of additional information describe the investment objectives and the risks of investing in the portfolios. Pruco Life may add additional investment options in the future. Please read this prospectus and keep it for future reference.


The Securities and Exchange Commission ("SEC") maintains a Web site (http://www.sec.gov) that contains material incorporated by reference and other information regarding registrants that file electronically with the SEC.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                          PRUCO LIFE INSURANCE COMPANY
                              213 Washington Street
                          Newark, New Jersey 07102-2992
                            Telephone: (800) 286-7754

*PRUSELECT is a service mark of Prudential.

                               PROSPECTUS CONTENTS
                                                                            PAGE
                                                                            ----
DEFINITIONS OF SPECIAL TERMS USED IN THIS PROSPECTUS........................  1

INTRODUCTION AND SUMMARY....................................................  2
  BRIEF DESCRIPTION OF THE CONTRACT.........................................  2
  PREMIUMS..................................................................  2
  CHARGES...................................................................  2
  DEATH BENEFITS............................................................  3
  REFUND....................................................................  4

GENERAL INFORMATION ABOUT PRUCO LIFE INSURANCE COMPANY,
  PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT, AND THE VARIABLE
  INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT ..........................  5
  PRUCO LIFE INSURANCE COMPANY..............................................  5
  PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT.....................................  5
  THE FUNDS.................................................................  6

DETAILED INFORMATION FOR PROSPECTIVE CONTRACT OWNERS........................  8
  REQUIREMENTS FOR ISSUANCE OF A CONTRACT...................................  8
  SHORT-TERM CANCELLATION RIGHT OR "FREE LOOK"..............................  8
  PREMIUMS..................................................................  9
  ALLOCATION OF PREMIUMS....................................................  9
  TRANSFERS.................................................................  9
  CHARGES AND EXPENSES...................................................... 10
  REFUNDS OF SALES CHARGES.................................................. 13
  REDUCTION OF CHARGES...................................................... 13
  CASH SURRENDER VALUE...................................................... 14
  DEATH BENEFIT............................................................. 14
  PARTIAL WITHDRAWAL OF CASH SURRENDER VALUE................................ 14
  INCREASES IN FACE AMOUNT.................................................. 15
  DECREASES IN FACE AMOUNT.................................................. 15
  ILLUSTRATIONS  OF CASH SURRENDER  VALUES, DEATH BENEFITS,
    AND ACCUMULATED PREMIUMS................................................ 16
  CONTRACT LOANS............................................................ 17
  WHEN PROCEEDS ARE PAID.................................................... 17
  TAX TREATMENT OF CONTRACT BENEFITS........................................ 18
  LAPSE AND REINSTATEMENT................................................... 19
  LEGAL CONSIDERATIONS RELATING TO SEX-DISTINCT PREMIUMS AND BENEFITS....... 19
  EXCHANGE RIGHT AVAILABLE IN SOME STATES................................... 20
  REDUCED PAID-UP INSURANCE OPTION AVAILABLE IN SOME STATES................. 20
  OTHER GENERAL CONTRACT PROVISIONS......................................... 20
  VOTING RIGHTS............................................................. 20
  SUBSTITUTION OF FUND SHARES............................................... 21
  REPORTS TO CONTRACT OWNERS................................................ 21
  SALE OF THE CONTRACT AND SALES COMMISSIONS................................ 21
  STATE REGULATION.......................................................... 22
  EXPERTS................................................................... 22
  LITIGATION................................................................ 22
  YEAR 2000 COMPLIANCE...................................................... 22
  ADDITIONAL INFORMATION.................................................... 24
  FINANCIAL STATEMENTS...................................................... 24

DIRECTORS AND OFFICERS...................................................... 25

FINANCIAL STATEMENTS OF PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT .............. A1

CONSOLIDATED FINANCIAL STATEMENTS OF PRUCO LIFE INSURANCE COMPANY
  AND SUBSIDIARIES ......................................................... B1

                          DEFINITIONS OF SPECIAL TERMS
                             USED IN THIS PROSPECTUS

ATTAINED AGE--The insured's age on the Contract date plus the number of Contract years since then.

CASH SURRENDER VALUE--The amount payable to the Contract owner upon surrender of the Contract. It is equal to the Contract Fund plus any refund of sales charges due, minus any Contract debt and applicable charges.

CONTRACT--Pruco Life Pruselect( Variable Life Insurance Policy, an individual flexible premium variable universal life insurance contract.

CONTRACT ANNIVERSARY--The same date as the Contract date in each later year.

CONTRACT DATE--The date the Contract is issued, as specified in the Contract.

CONTRACT DEBT--The principal amount of all outstanding loans plus any interest we have charged that is not yet due and that we have not yet added to the loan.

CONTRACT FUND--The total amount at any time credited to the Contract.

CONTRACT OWNER--The individual or entity that purchases the Contract.

CONTRACT YEAR--A year that starts on the Contract date or on a Contract anniversary.

DEATH BENEFIT--The amount payable upon the death of the insured before the deduction of any outstanding Contract debt.

FACE AMOUNT--The amount[s] of life insurance as shown in the Contract's schedule of face amounts.


FUNDS--Mutual funds with separate portfolios. One or more of the available Fund portfolios may be chosen as an underlying investment for the Contract.


ISSUE AGE--The insured's age as of the Contract date.

LOAN VALUE--The maximum amount that a Contract owner may borrow.

MONTHLY DATE--The Contract date and the same date in each subsequent month.

NET AMOUNT AT RISK--The amount by which the death benefit exceeds the Contract Fund.


PRUCO LIFE INSURANCE COMPANY ( Us, we, Pruco Life. The company offering the Contract.


PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT (THE "ACCOUNT")--A separate account of Pruco Life registered as a unit investment trust under the Investment Company Act of 1940.




SUBACCOUNT--An investment division of the Account, the assets of which are invested in the shares of the corresponding portfolio of the Funds.


US, WE--Pruco Life Insurance Company ("Pruco Life").


VALUATION PERIOD--The period of time from one determination of the value of the amount invested in a subaccount to the next. Such determinations are made when the net asset values of the portfolios of the Funds are calculated, which is generally at 4:15 p.m. Eastern time on each day during which the New York Stock Exchange is open.


YOU--The owner of the Contract.

================================================================================
                           INTRODUCTION AND SUMMARY

THIS SUMMARY PROVIDES A BRIEF OVERVIEW OF THE MORE SIGNIFICANT ASPECTS OF THE CONTRACT. WE PROVIDE FURTHER DETAIL IN THE SUBSEQUENT SECTIONS OF THIS PROSPECTUS AND IN THE CONTRACT. THE CONTRACT, INCLUDING THE APPLICATION ATTACHED TO IT, CONSTITUTES THE ENTIRE AGREEMENT BETWEEN YOU AND PRUCO LIFE AND YOU SHOULD RETAIN THESE DOCUMENTS.

As you read this prospectus you should keep in mind that this is a variable life insurance contract. VARIABLE LIFE INSURANCE has significant investment aspects and requires you to make investment decisions and therefore it is also a "security." Securities that are offered to the public must be registered with the Securities and Exchange Commission. The prospectus that is a part of the registration statement must be given to all prospective purchasers.

BRIEF DESCRIPTION OF THE CONTRACT

The Contract is an individual flexible premium variable universal life insurance contract that is offered by Pruco Life Insurance Company ("Pruco Life", "us", or "we"). The Contracts are available on a multiple life basis where the insureds share a common employment or business relationship. The Contracts may be owned individually or by a corporation, trust, association or similar entity. The Contract owner will have all rights and privileges under the Contract. The Contracts may be used for such purposes as funding non-qualified executive deferred compensation or salary continuation plans, retiree medical benefits, or other purposes.

The Contract is a form of variable universal life insurance. It is based on a Contract Fund, the value of which changes every business day. You may invest premiums in one or more of the 20 available subaccounts. Your Contract Fund value changes every day depending upon Contract charges, described in the chart below, and upon the change in the value of the particular subaccounts that you have selected.

Although the value of your Contract Fund will increase if there is favorable investment performance in the subaccounts you select, there is a risk that investment performance will be unfavorable and that the value of your Contract Fund will decrease. The risk will be different, depending upon the subaccounts you choose.

PREMIUMS

You have flexibility with respect to the payment of premiums. You must pay an initial premium for the Contract to be issued. Thereafter, you may generally select the amount and timing of premium payments.

You are not required to pay any specific premium level to ensure that the Contract remains inforce. The Contract will not lapse as long as the Contract Fund is sufficient to pay the monthly charges. The payment of any specified premium level does not guarantee that the Contract will remain inforce. See LAPSE AND REINSTATEMENT, page 19.

You may choose to have the premiums (after deduction of a $2 administrative charge, any applicable taxes attributable to premiums, and a sales load) invested in one or more of 20 subaccounts. Each subaccount is invested in a corresponding portfolio of a mutual fund (a "Fund"). Information about the Fund portfolios can be found under The Funds, on page 6 and in the prospectuses for the Funds. Because you may invest premiums in these various subaccounts, the Contract offers an opportunity for the cash surrender value to appreciate more rapidly than it would under comparable fixed-benefit life insurance. You must accept the risk that, if investment performance is unfavorable, the cash surrender value may not appreciate as rapidly or may decrease in value.


CHARGES

We deduct certain charges from each premium payment and from the amounts held in the designated subaccount[s]. All these charges, which are largely designed to cover insurance costs and risks as well as sales and administrative expenses, are fully described under CHARGES AND EXPENSES, page 10. In brief, Pruco Life may make the following charges:


                                       2
================================================================================

================================================================================
           ---------------------------------------------------------
                               PREMIUM PAYMENT
           ---------------------------------------------------------
                                       |
                       -----------------------------
                        o  less charge for taxes
                           attributable to premiums
                        o  less $2 processing fee
                       -----------------------------
                                       |
           ---------------------------------------------------------
              o  less a front-end sales load of not more than 8%
           ---------------------------------------------------------
                                       |
-------------------------------------------------------------------------------
                            INVESTED PREMIUM AMOUNT

 o To be invested in one or a combination of the 20 available portfolios of the Funds.

-------------------------------------------------------------------------------
                                       |
-------------------------------------------------------------------------------
                                  DAILY CHARGES

 o We deduct a daily mortality and expense risk charge, equivalent to an annual rate of up to 0.9%, from the subaccount assets.
 o  We deduct management fees and expenses from the Fund assets.

-------------------------------------------------------------------------------
                                       |
-------------------------------------------------------------------------------
                                 MONTHLY CHARGES

 o We deduct an administrative charge of up to $4 plus up to $0.04 per $1,000 of face amount of insurance from the Contract Fund.
 o We deduct a charge for anticipated mortality (the "cost of insurance charge") with the maximum charge based on 100% of the 1980 Commissioners Standard Ordinary Mortality Tables ("1980 CSO Tables"), with appropriate adjustments for substandard rating classes.
-------------------------------------------------------------------------------
                                       |
-------------------------------------------------------------------------------
                         POSSIBLE ADDITIONAL CHARGES

 o We deduct an administrative processing charge of up to $15 in connection with each partial withdrawal of excess cash surrender value.
 o We deduct an administrative processing charge of up to $15 in connection with each decrease in face amount.
-------------------------------------------------------------------------------

Under certain circumstances, Contract owners may receive a refund of a portion of the sales charge. See REFUNDS OF SALES CHARGES, page 13.

DEATH BENEFITS

You have a choice of either fixed or variable death benefit plans. Under the fixed death benefit plan, the death benefit generally remains fixed in amount, unless it is increased to ensure that the Contract continues to satisfy the Internal Revenue Code's definition of life insurance, and only the cash surrender value will vary with investment experience. Under the variable death benefit plan, both your death benefit and cash surrender value will vary with investment experience.

However, the death benefit of an inforce Contract will never be less than the face amount regardless of investment experience. There is no minimum cash surrender value under either death benefit plan.


                                       3
================================================================================

================================================================================
REFUND

For a limited time, a Contract may be returned in accordance with the terms of the "free-look" provision. See SHORT-TERM CANCELLATION RIGHT OR "FREE LOOK", page 8.

For DEFINITIONS OF SPECIAL TERMS USED IN THIS PROSPECTUS, see page 1.

Further information may also be obtained from Pruco Life. The address and telephone number are set forth on the cover of this prospectus.

                              --------------------

THE REPLACEMENT OF LIFE INSURANCE IS GENERALLY NOT IN YOUR BEST INTEREST. IN MOST CASES, IF YOU REQUIRE ADDITIONAL COVERAGE, THE BENEFITS OF YOUR EXISTING CONTRACT CAN BE PROTECTED BY PURCHASING ADDITIONAL INSURANCE OR A SUPPLEMENTAL CONTRACT. IF YOU ARE CONSIDERING REPLACING A CONTRACT, YOU SHOULD COMPARE THE BENEFITS AND COSTS OF SUPPLEMENTING YOUR EXISTING CONTRACT WITH THE BENEFITS AND COSTS OF PURCHASING ANOTHER CONTRACT AND YOU SHOULD CONSULT A QUALIFIED TAX ADVISER.

THIS PROSPECTUS MAY ONLY BE OFFERED IN JURISDICTIONS IN WHICH THE OFFERING IS LAWFUL. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION FOR THE FUNDS.


                                       4
================================================================================

                 GENERAL INFORMATION ABOUT PRUCO LIFE INSURANCE
                 COMPANY, PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT,
                  AND THE VARIABLE INVESTMENT OPTIONS AVAILABLE
                               UNDER THE CONTRACT

PRUCO LIFE INSURANCE COMPANY


Pruco Life is a stock life insurance company, organized in 1971 under the laws of the State of Arizona. It is licensed to sell life insurance and annuities in the District of Columbia, Guam, and in all states except New York. These Contracts are not offered in any state in which the necessary approvals have not been obtained. Pruco Life is a wholly-owned subsidiary of Prudential, a mutual insurance company founded in 1875 under the laws of the State of New Jersey. Prudential (the "Company") is currently considering reorganizing itself into a publicly traded stock company through a process known as "demutualization." On February 10, 1998, the Company's Board of Directors authorized management to take the preliminary steps necessary to allow the Company to demutualize. On July 1, 1998, legislation was enacted in New Jersey that would permit this conversion to occur and that specified the process for conversion. Demutualization is a complex process involving development of a plan of reorganization, adoption of a plan by the Company's Board of Directors, a public hearing, voting by qualified policyholders and regulatory approval, all of which could take two or more years to complete. Prudential's management and Board of Directors have not yet determined to demutualize and it is possible that, after careful review, Prudential could decide not to go public.


The plan of reorganization, which hasn't been developed and approved, would provide the criteria for determining eligibility and the methodology for allocating shares or other consideration to those who would be eligible. Generally, the amount of shares or other consideration eligible customers would receive would be based on a number of factors, including the types, amounts and issue years of their policies. As a general rule, owners of Prudential-issued insurance policies and annuity contracts would be eligible, while mutual fund customers and customers of the Company's subsidiaries, such as the Pruco Life insurance companies, would not be. It has not yet been determined whether any exceptions to that general rule will be made with respect to policyholders and contract owners of Prudential's subsidiaries.

As of December 31, 1998, Prudential has invested over $442 million in Pruco Life in connection with Pruco Life's organization and operation. Prudential may make additional capital contributions to Pruco Life as needed to enable it to meet its reserve requirements and expenses in connection with its business. Prudential is under no obligation to make such contributions and its assets do not back the benefits payable under the Contract. Pruco Life's consolidated financial statements begin on page B1 and should be considered only as bearing upon Pruco Life's ability to meet its obligations under the Contracts.

PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

Pruco Life Variable Universal Account (the "Account") was established on April 17, 1989 under Arizona law as a separate investment account. The Account meets the definition of a "separate account" under the federal securities laws. The Account holds assets that are segregated from all of Pruco Life's other assets.

The obligations to Contract owners and beneficiaries arising under the Contracts are general corporate obligations of Pruco Life. Pruco Life is also the legal owner of the assets in the Account. Pruco Life will maintain assets in the Account with a total market value at least equal to the reserve and other liabilities relating to the variable benefits attributable to the Account. These assets may not be charged with liabilities which arise from any other business Pruco Life conducts. In addition to these assets, the Account's assets may include funds contributed by Pruco Life to commence operation of the Account and may include accumulations of the charges Pruco Life makes against the Account. From time to time these additional assets will be transferred to Pruco Life's general account. Before making any such transfer, Pruco Life will consider any possible adverse impact the transfer might have on the Account.


The Account is a unit investment trust, which is a type of investment company. It is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act"). as a unit investment trust, which is a type of investment company. This does not involve any supervision by the SEC of the management or investment policies or practices of the Account. For state law purposes, the Account is treated as a part or division of Pruco Life. Currently, you may invest in one or a combination of 20 available subaccounts within the Account, each of which invests in a single corresponding portfolio of the Funds. Pruco Life may add There are currently fifteen subaccounts within the Account, each of which invests in a single corresponding portfolio of the Series Fund. additional subaccounts in the future. The Account's financial statements begin on page A1.

 THE FUNDS

The following is a list of the Funds, the portfolios' investment objectives and investment advisers:

THE PRUDENTIAL SERIES FUND, INC. (THE "SERIES FUND"):

o MONEY MARKET PORTFOLIO: The investment objective is maximum current income consistent with the stability of capital and the maintenance of liquidity. The Portfolio invests in high quality short-term debt obligations that mature in 13 months or less.

o DIVERSIFIED BOND PORTFOLIO: The investment objective is a high level of income over a longer term while providing reasonable safety of capital. The Portfolio invests primarily in higher grade debt obligations and high quality money market investments.

o GOVERNMENT INCOME PORTFOLIO: The investment objective is maximum current income consistent with the stability of capital and the maintenance of liquidity. The Portfolio invests in high-quality short-term money market instruments issued by the U.S. government or its agencies, as well as by corporations and banks, both domestic and foreign.

o ZERO COUPON BOND PORTFOLIOS - 2000 AND 2005: The investment objectives are the highest predictable compound investment for a specific period of time, consistent with the safety of invested capital. The Portfolios invest in debt obligations of the United States Treasury and corporations that have been issued without interest coupons, or have been stripped of their interest coupons, or have interest coupons that have been stripped from the debt obligation.

o CONSERVATIVE BALANCED PORTFOLIO: The investment objective is a total investment return consistent with a conservatively managed diversified portfolio. The Portfolio invests in a mix of equity securities, debt obligations and money market instruments.

o FLEXIBLE MANAGED PORTFOLIO: The investment objective is a total investment return consistent with an aggressively managed diversified portfolio. The Portfolio invests in a mix of equity securities, debt obligations and money market instruments.

o HIGH YIELD BOND PORTFOLIO: The investment objective is a high total return. The Portfolio invests primarily in high yield/high risk debt securities.

o STOCK INDEX PORTFOLIO: The investment objective is investment results that generally correspond to the performance of publicly-traded common stocks. The Portfolio attempts to duplicate the price and yield performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index").

o EQUITY INCOME PORTFOLIO: The investment objective is both current income and capital appreciation. The Portfolio invests primarily in common stocks and convertible securities that provide good prospects for returns above those of the S&P 500 Index or the NYSE Composite Index.

o EQUITY PORTFOLIO: The investment objective is capital appreciation. The Portfolio invests primarily in common stocks of major established corporations as well as smaller companies that offer attractive prospects of appreciation.

o PRUDENTIAL JENNISON PORTFOLIO: The investment objective is to achieve long-term growth of capital. The Portfolio invests primarily in equity securities of major established corporations that offer above-average growth prospects.

o SMALL CAPITALIZATION STOCK PORTFOLIO: The investment objective is to achieve long-term growth of capital. The Portfolio attempts to duplicate the price and yield performance of the Standard & Poor's Small Capitalization Index (the S&P SmallCap Index).

o GLOBAL PORTFOLIO: The investment objective is long-term growth of capital. The Portfolio invests primarily in common stocks (and their equivalents) of foreign and U.S. companies.

o NATURAL RESOURCES PORTFOLIO: The investment objective is to achieve long-term growth of capital. The Portfolio invests primarily in common stocks and convertible securities of natural resource companies and securities that are related to the market value of some natural resource.


Prudential is the investment adviser for the assets of each of the portfolios of the Series Fund. Prudential's principal business address is 751 Broad Street, Newark, New Jersey 07102-3777. Prudential has a Service Agreement with its wholly-owned subsidiary The Prudential Investment Corporation ("PIC"). The Service Agreement provides that, subject to Prudential's supervision, PIC will furnish investment advisory services in connection with the management of the Series Fund. In addition, Prudential has entered into a Subadvisory Agreement with its wholly-owned subsidiary Jennison Associates LLC ("Jennison"), under which Jennison furnishes investment advisory services in connection with the management of the Prudential Jennison Portfolio.


AIM VARIABLE INSURANCE FUNDS, INC.:

o AIM V.I. VALUE FUND. Seeks to achieve long-term growth of capital by investing primarily in equity securities judged by the fund's investment adviser to be undervalued relative to the investment adviser's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective.

A I M Advisors, Inc. ("AIM") is the investment adviser for this Fund. The principal business address for AIM is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:

o AMERICAN CENTURY VP VALUE FUND. Seeks long-term capital growth with income as a secondary objective. The fund seeks to achieve its objective by investing primarily in equity securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase.

American Century Investment Management, Inc. ("ACIM") is the investment adviser for this Fund. ACIM's principal business address is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The Principal Underwriter of the fund is American Century Services, Inc., located at 4500 Main Street, Kansas City, Missouri 64111.

JANUS ASPEN SERIES:

o GROWTH PORTFOLIO. Seeks long-term growth of capital in a manner consistent with the preservation of capital.

Janus Capital Corporation is the investment adviser and is responsible for the day-to-day management of the portfolio and other business affairs of the portfolio. Janus Capital Corporation's principal business address is 100 Fillmore Street, Denver, Colorado 80206-4928.

MFS(R) VARIABLE INSURANCE TRUST(SM):

o EMERGING GROWTH SERIES. Seeks to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the Series' investment objective of long-term growth of capital.

Massachusetts Financial Services Company, a Delaware corporation, is the investment adviser to this MFS Series. The principal business address for the Massachusetts Financial Services Company is 500 Boylston Street, Boston, Massachusetts 02116.

T. ROWE PRICE INTERNATIONAL SERIES, INC.:

o INTERNATIONAL STOCK PORTFOLIO. Long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

Rowe Price-Fleming International, Inc. is the investment manager for this Fund. The principal business address for Rowe Price-Fleming International, Inc. is 100 East Pratt Street, Baltimore, Maryland 21202.

Further information about Fund portfolios can be found in the attached prospectuses and their statements of additional information for each Fund.

The investment advisers for the Funds charge a daily investment management fee as compensation for their services. These fees are described in the table under DEDUCTIONS FROM PORTFOLIOS in the CHARGES AND EXPENSES section, see page 10, and are more fully described in the prospectus for each Fund.

In the future it may become disadvantageous for both variable life insurance and variable annuity contract separate accounts to invest in the same underlying mutual funds. Although neither the companies that invest in the Funds nor the Funds currently foresee any such disadvantage, the Board of Directors for each Fund intends to monitor events in order to identify any material conflict between variable life insurance and variable annuity contract owners and to determine what action, if any, should be taken. Material conflicts could result from such things as: (1) changes in state insurance law; (2) changes in federal income tax law; (3) changes in the investment management of any portfolio of the Funds; or (4) differences between voting instructions given by variable life insurance and variable annuity contract owners.

Pruco Life may be compensated by an affiliate of each of the Funds (other than the Prudential Series Fund) based upon an annual percentage of the average assets held in the Fund by Pruco Life under the Contracts. These percentages vary by Fund, and reflect administrative and other services provided by Pruco Life.

A full description of the Funds, their investment objectives, management, policies, restrictions, expenses, investment risks, and all other aspects of their operation is contained in the attached prospectuses for each Fund and in the related statements of additional information, which should be read in conjunction with this prospectus. There is no assurance that the investment objectives of the Funds will be met.


                  DETAILED INFORMATION FOR PROSPECTIVE CONTRACT
                                     OWNERS

REQUIREMENTS FOR ISSUANCE OF A CONTRACT

Pruco Life offers the Contract on a regular underwriting, a simplified underwriting, and a guaranteed issue basis. Underwritten Contracts require individualized evidence of the insured's insurability and rating class. Guaranteed issue Contracts do not require evidence of insurability and rating class, but may only be issued in certain circumstances on associated individuals, such as those employees of a company who meet criteria established by Pruco Life. Pruco Life sets minimum face amounts that it offers. The minimum face amount offered may depend on whether the Contract is issued on an underwritten or guaranteed issue basis. The minimum face amounts currently offered are $50,000 for Contracts issued on a guaranteed basis and $100,000 for Contracts issued on an underwritten basis. Pruco Life may reduce the minimum face amounts of the Contracts it will issue. A Contract owner may establish a schedule of face amounts under which the face amount changes on designated dates.

Generally, the Contract may be issued on insureds between the ages of 20 and 75 for regular underwriting Contracts and between the ages of 20 and 64 for simplified underwriting and guaranteed issue Contracts. In its discretion, Pruco Life may issue the Contract on insureds of other ages.

SHORT-TERM CANCELLATION RIGHT OR "FREE LOOK"

Generally, you may return the Contract for a refund within 10 days after you receive it. Some states allow a longer period of time during which a Contract may be returned for a refund. You can request a refund by mailing or delivering the Contract to the representative who sold it or to the Home Office specified in the Contract. A Contract returned according to this provision shall be deemed void from the beginning. You will then receive a refund of all premium payments made, plus or minus any change due to investment experience. However, if applicable law so requires and you exercise your short-term cancellation right, you will receive a refund of all premium payments made, with no adjustment for investment experience.

PREMIUMS

Pruco Life sets a minimum initial premium for issuance of a Contract. Within certain maximum and minimum limitations, premiums may generally be paid in any desired frequency or amount. The minimum premium Pruco Life will accept is $25 and Pruco Life reserves the right to limit premiums in any year to $10,000. Payment of premiums in excess of certain amounts will cause the Contract to become a Modified Endowment Contract, which affects the tax treatment of pre-death distributions under the Contract. See TAX TREATMENT OF CONTRACT BENEFITS, page 18. Pruco Life may refuse to accept a premium that will increase the death benefit by more than the Contract Fund. See DEATH BENEFIT, page 14.

ALLOCATION OF PREMIUMS

On the Contract date, Pruco Life deducts any applicable charge for taxes attributable to premiums, the $2 processing charge, and the front-end sales charge from the initial premium, and the first monthly charges are made. See CHARGES AND EXPENSES, page 10. Except as provided below, the remainder of the initial premium is allocated among the subaccounts according to your specified allocation. In certain states, any Contract owner who exercises his or her short-term cancellation ("free-look") right receives a return of premium with no adjustment for investment experience. For those Contract owners, the initial premium remaining after deduction of the charges described above is allocated to the Money Market Subaccount until the end of the free-look period. If receipt of the first premium precedes the Contract date, there will be a period during which the Contract owner's initial premium will not be invested.

The charge for taxes attributable to premiums, the $2 processing charge, and the front-end sales charge also apply to all subsequent premium payments. (The front-end sales charge on premiums after the first year is generally reduced to 5%, but Pruco Life reserves the contractual right to charge up to 8%.) The remainder is invested as of the end of the valuation period in which it is received at a Home Office in accordance with the allocation you previously designated. Provided the Contract is not in default, you may change the way in which subsequent premiums are allocated by giving written notice to a Home Office, or by telephoning a Home Office, provided you are enrolled to use the Telephone Transfer System. There is no charge for reallocating future premiums. The percentage of the invested premium that you may allocate to a particular subaccount must be at least 10% on the date the allocation takes effect. All percentage allocations must be in whole numbers. For example, 33% can be selected but 33(% cannot. Of course, the total allocation to all selected subaccount[s] must equal 100%.

TRANSFERS

If the Contract is not in default, you may, up to four times in each Contract year, transfer amounts from one subaccount to another subaccount. Currently, you may make additional transfers with our consent and without charge. All or a portion of the amount credited to a subaccount may be transferred. The minimum transfer is the lesser of $250 or the amount invested in a particular subaccount.

Transfers among subaccounts will take effect as of the end of the valuation period in which a proper transfer request is received at a Home Office. The request may be in terms of dollars, such as a request to transfer $10,000 from one subaccount to another, or may be in terms of a percentage reallocation among subaccounts. In the latter case, as with premium reallocations, the percentages must be in whole numbers. You may transfer amounts by proper written notice to a Home Office, or by telephone, provided you are enrolled to use the Telephone Transfer System. You will automatically be enrolled to use the Telephone Transfer System unless the Contract is jointly owned or the Contract owner elects not to have this privilege. Telephone transfers may not be available on Contracts that are assigned, see ASSIGNMENT, page 20, depending on the terms of the assignment. We will use reasonable procedures, such as asking you to provide certain personal information provided on your application for insurance, to confirm that instructions given by telephone are genuine. We will not be held liable for following telephone instructions that we believe to be genuine. Pruco Life cannot guarantee that you will be able to get through to complete a telephone transfer during peak periods such as periods of drastic economic or market change.

On the liquidation date of a Zero Coupon Bond Subaccount, all its shares held in the corresponding portfolio of the Series Fund will be redeemed. The proceeds of the redemption applicable to each Contract will be transferred to the Money Market Subaccount unless the Contract owner directs that it be transferred to another subaccount. A transfer that occurs upon the liquidation of a Zero Coupon Bond Subaccount will not be counted as one of the four permissible transfers in a Contract year.

Unless otherwise restricted, a transfer takes effect on the date that proper notice is received at a Home Office.

The Contract was not designed for professional market timing organizations, other organizations, or individuals using programmed, large, or frequent transfers. A pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the subaccounts and will be discouraged. If such a pattern were to be found, we may be required to modify the transfer procedures, including but not limited to refusing transfer requests of an agent under a power of attorney on behalf of more than one Contract owner.

CHARGES AND EXPENSES

This section provides a more detailed description of each charge that is described briefly in the chart on page 3.

In several instances we use the terms "maximum charge" and "current charge." The "maximum charge," in each instance, is the highest charge that Pruco Life is entitled to make under the Contract. The "current charge" is the lower amount that Pruco Life is now charging. We reserve the right to increase each current charge, up to the maximum charge, without giving any advance notice.

All charges made by Pruco Life, whether deducted from premiums or from the Contract Fund, are set forth below.

1. We deduct a charge from each premium payment for taxes attributable to premiums. For these purposes, "taxes attributable to premiums" includes any federal, state or local income, premium, excise, business or any other type of tax measured by or based upon the amount of premium received by Pruco Life. Currently, two such charges are made. The first is a charge for state and local premium-based taxes. These taxes vary by state, and in some states by locality. The tax rates generally range from 0.75% to 5% (but in some instances it may exceed 5%) with the most common level being 2% of premiums. The second charge is for federal income taxes measured by premiums and is equal to 1.25% of premiums. Pruco Life believes that this charge is a reasonable estimate of an increase in its federal income taxes resulting from a 1990 change in the Internal Revenue Code. It is intended to recover this increased tax. During 1998, 1997, and 1996, Pruco Life received a total of approximately $1,907,082, $2,221,646, and $2,213,536, respectively, in charges for payment of taxes attributable to premiums.

2. We deduct an administrative charge of $2 from each premium payment to cover the cost of collecting and processing premiums. During 1998, 1997, and 1996, Pruco Life received a total of approximately $4,881, $6,491, and $9,339, respectively, in processing charges.

3. We deduct a charge from each premium payment for sales expenses. This charge, often called a "sales load", is deducted to compensate us for the costs of selling the Contracts, including commissions, advertising, and the printing and distribution of prospectuses and sales literature. This charge consists of a deduction of up to 8% of the premium remaining after the charge for taxes attributable to premiums and the $2 administrative charge have been deducted. On a non-guaranteed basis, Pruco Life intends to charge a 7% sales load on first year payments and only a 5% sales load on subsequent payments. A portion of the sales load may be refunded to you if the Contract is surrendered during the first three Contract years. Under certain circumstances, Pruco Life may, on a non-guaranteed basis, reduce or refund sales and certain other expenses. See REFUNDS OF SALES CHARGES, page 13 and REDUCTION OF CHARGES, page 13. During 1998, 1997, and 1996, Pruco Life received a total of approximately $2,873,299, $3,112,516, and $3,398,250, respectively, in sales load charges.

4. On each Monthly date, (i.e., the Contract date and the same day of each succeeding month), we reduce the Contract Fund by an administrative charge of up to $4 plus up to $0.04 per $1,000 of face amount of insurance. Currently, this charge is not more than $8 per month on a non-guaranteed basis. This charge compensates Pruco Life for administrative expenses incurred, among other things, in issuing the Contract, processing claims, paying cash surrender values and death benefits, keeping records, and communicating with Contract owners. During 1998, 1997, and 1996, Pruco Life received a total of approximately $140,287, $262,737, and $265,639, respectively, in monthly administrative charges.

5. We deduct a mortality charge (also referred to as a "cost of insurance charge") from the Contract Fund on each Monthly date to cover anticipated mortality costs. When an insured dies, the amount of the death benefit paid to the beneficiary is larger than the Contract Fund. The mortality charges are designed to enable Pruco Life to pay this larger death benefit. The charge is determined by multiplying the applicable "net amount at risk" (the amount by which the death benefit, computed as if there were no Contract debt, exceeds the Contract Fund) by a mortality rate based upon the insured's sex, issue age and current attained age, and the anticipated mortality for that class of persons. The maximum rate that Pruco Life may charge for underwritten and simplified issue Contracts which are not in a substandard risk class is 100% of the applicable rates of the non-smoker/smoker 1980 CSO Tables. The maximum rate that Pruco Life may charge under Contracts issued on a guaranteed issue basis which are not in a substandard risk class is 100% of the applicable rates of the composite 1980 CSO Tables. Higher rates apply if the insured is determined to be in a substandard risk class. Current cost of insurance rates are typically lower than the maximum rates.

6. We may deduct an extra monthly risk charge for aviation, occupational or temporary extra risks.

7. We deduct a charge for assuming mortality and expense risks. This is done by deducting daily, from the assets of each of the subaccounts, a percentage of those assets up to an effective annual rate of 0.9%. Pruco Life currently intends to charge only 0.6% on these Contracts, but reserves the right to make the full 0.9% charge. The mortality risk assumed is that insureds may live for a shorter period of time than Pruco Life estimated when it determined what mortality charges to make. The expense risk assumed is that expenses will be greater than Pruco Life estimated in fixing its administrative charges. During 1998, 1997, and 1996, Pruco Life received a total of approximately $1,913,030, $1,558,648, and $1,049,292, respectively, in mortality and expense risk charges.

8. In connection with each partial withdrawal of cash surrender value, we deduct an administrative processing charge, which is the lesser of: (a) $15 or; (b) 2% of each withdrawal. See PARTIAL WITHDRAWAL OF CASH SURRENDER VALUE, page 14.

9. We deduct an administrative processing charge of up to $15 in connection with each decrease in face amount. See DECREASES IN FACE AMOUNT, page 15.

10. The Account purchases shares of the Funds at net asset value. The net asset value of those shares reflects investment management fees and expenses already deducted from the assets of the Funds. More detailed information is contained in the attached prospectus for the Funds.


The total expenses of each portfolio for the year 1998, expressed as a percentage of the average assets during the year, are shown below:

==================================== ============ ================ ================
                                      INVESTMENT   OTHER EXPENSES   TOTAL EXPENSES
              PORTFOLIO                ADVISORY    (AFTER EXPENSE   (AFTER EXPENSE
                                          FEE      REIMBURSEMENT)   REIMBURSEMENT)
------------------------------------ ------------ ---------------- ----------------
SERIES FUND
  MONEY MARKET                           0.40%           0.01%            0.41%
  DIVERSIFIED BOND                       0.40%           0.02%            0.42%
  GOVERNMENT INCOME                      0.40%           0.03%            0.43%
  ZERO COUPON BOND 2000 (1)              0.40%           0.00%            0.40%
  ZERO COUPON BOND 2005 (1)              0.40%           0.00%            0.40%
  CONSERVATIVE BALANCED                  0.55%           0.02%            0.57%
  FLEXIBLE MANAGED                       0.60%           0.01%            0.61%
  HIGH YIELD BOND (1)                    0.55%           0.03%            0.58%
  STOCK INDEX (1)                        0.35%           0.02%            0.37%
  EQUITY INCOME (1)                      0.40%           0.02%            0.42%
  EQUITY                                 0.45%           0.02%            0.47%
  PRUDENTIAL JENNISON                    0.60%           0.03%            0.63%
  SMALL CAPITALIZATION STOCK             0.40%           0.07%            0.47%
  GLOBAL                                 0.75%           0.11%            0.86%
  NATURAL RESOURCES (1)                  0.45%           0.04%            0.49%
AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. VALUE FUND (2)                0.61%           0.05%            0.66%
AMERICAN CENTURY VARIABLE
PORTFOLIOS, INC.
  VP VALUE PORTFOLIO (3)                 1.00%           0.00%            1.00%
JANUS ASPEN SERIES
  GROWTH PORTFOLIO (4)                   0.65%           0.03%            0.68%
MFS(R)VARIABLE INSURANCE TRUST(SM)
  EMERGING GROWTH SERIES                 0.75%           0.10%            0.85%
T. ROWE PRICE INTERNATIONAL
SERIES,INC.
  INTERNATIONAL STOCK PORTFOLIO (5)      1.05%           0.00%            1.05%
==================================== ============ ================ ===============

----------
(1) For some of the portfolios, the actual expenses were higher than those shown in the second and third columns. Pruco Life, on a non-guaranteed basis, makes daily adjustments that offset the effect of some of the expenses incurred by certain portfolios. Pruco Life currently makes such adjustments to ensure that the portfolio expenses indirectly borne by a Contract owner investing in:

    o the Zero Coupon Bond Portfolios will not exceed the investment management fee;

    o the Stock Index Portfolio will not exceed the investment management fee plus 0.05% of the average daily net assets of the portfolio; and (3); and

    o the High Yield Bond, Equity Income and Natural Resources Portfolios will not exceed the investment management fee plus 0.1% of the average daily net assets of the portfolio.


    Without such adjustments, the portfolio expenses indirectly borne by a Contract owner, expressed as a percentage of the average daily net assets by portfolio, would have been 0.62% for the Zero Coupon Bond Portfolio 2000 and 0.61% for the Zero Coupon Bond Portfolio 2005 during 1998. No such adjustments were necessary for the High Yield Bond, Stock Index, Equity Income, and Natural Resources Portfolios in 1998. Pruco Life does not intend Pruco Life intends to continue these adjustments in the future, although we retain the right to discontinue them.

(2) AIM may from time to time voluntarily waive or reduce its respective fees. Effective May 1, 1999, the Fund will reimburse AIM in an amount up to 0.25% of the average net asset value of the Fund for expenses incurred in providing, or assuring that participating insurance companies provide, certain administrative services. Currently, the fee only applies to the average net asset value of each Fund in excess of the net asset value of each Fund as calculated on April 30, 1999.

(3) Fees are all-inclusive.

(4) The fees and expenses in the table above are based on gross expenses of the Portfolio before expense offset arrangements for the fiscal year ended December 31, 1998. The information for the Portfolio is net of fee waivers or reductions from Janus Capital. Fee reductions for the Portfolio reduce the management fee to the level of the corresponding Janus retail fund. Other waivers, if applicable, are first applied against the management fee and then against other expenses. Without such waivers or reductions, the management fee, other expenses and total operating expenses for the Portfolio would have been 0.72%, 0.03% and 0.75%, respectively. Janus Capital may modify or terminate the waivers or reductions at any time upon at least 90 days' notice to the Trustees.

(5) The investment management fee includes the ordinary expenses of operating the Portfolio.

    THE EXPENSES RELATING TO THE FUNDS (OTHER THAN THOSE OF THE SERIES FUND) HAVE BEEN PROVIDED TO PRUCO LIFE BY THE FUNDS. PRUCO LIFE HAS NOT INDEPENDENTLY VERIFIED THEM.


11. Although the Account is registered as a unit investment trust, it is not a separate taxpayer for purposes of the Code. The earnings of the Account are taxed as part of the operations of Pruco Life. No charge is currently being made to the Account for company federal income taxes. Pruco Life will review the question of a charge to the Account for company federal income taxes periodically. Such a charge may be made in future years for any company federal income taxes that would be attributable to the Account. Under current law, Pruco Life may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and they are not charged against the Account. If there is a material change in the applicable state or local tax laws, the imposition of any such taxes upon Pruco Life that are attributable to the Account may result in a corresponding charge against the Account.

You may specify the subaccount[s] from which the monthly deductions are made. If the amount held in a designated subaccount is insufficient or if no selection is made by the Contract owner, the monthly charges will be deducted based on the portions of the Contract Fund invested in each of the selected subaccount[s].

REFUNDS OF SALES CHARGES

If the Contract is surrendered within the first three Contract years, and it's not in default, Pruco Life will return any sales charges deducted from premiums paid within the 365 days prior to the date Pruco Life receives the surrender request at a Home Office.

Pruco Life's sales expenses may be reduced if a number of Contracts with aggregate first-year premiums exceeding $5 million are purchased by one employer, or by employees affiliated with a common employer. On a non-guaranteed basis, we may refund a portion of the sales load collected on such Contracts. Currently, Pruco Life intends to do so by adding an amount equal to 3% of the aggregate first year premiums between $5 million to $10 million, and 6% of the premiums in excess of $10 million, plus interest as determined by Pruco Life, to the Contract Fund of such Contracts at the end of the first Contract year.

Any such refund will be generated only by that portion of the aggregate first year premiums over $5 million that 1) does not exceed the "7-pay" premium amount as defined under section 7702A of the Internal Revenue Code, and 2) is received within 11 months of the first Contract date for that employer. Each Contract's portion of the total refund will be proportional to that Contract's contribution to the total aggregate first year premiums eligible for the refund.

Beginning with Contracts sold on or after March 21, 1997, a portion of the sales load may be refunded on a non-guaranteed basis if aggregate premiums paid within the first 11 months of the Contract date, under all Contracts purchased by an employer or by employees affiliated with a common employer (a) exceed two times the "7-pay" premium amount, as defined under section 7702A of the Internal Revenue Code, and (b) exceed $5 million. Currently, Pruco Life is doing so by adding an amount, equal to 4% of the aggregate premiums paid within the first 11 months of the Contract date in excess of the 7-pay limit, to the Contract Fund at the end of the first Contract year.

Additional non-guaranteed refunds of sales load may be made based on such factors as total aggregate premiums of a certain amount over a given period of time and the persistency of the Contracts.

REDUCTION OF CHARGES

In addition to the refund of sales charges noted above, Pruco Life reserves the right to reduce the sales charges and/or other charges on certain multiple life sales, where it is expected that the amount or nature of such multiple sales will result in savings of sales, administrative or other costs. Pruco Life determines both the eligibility for such reduced charges, as well as the amount of such reductions, by considering the following factors:

(1)   the number of individuals;

(2) the total amount of premium payments expected to be received from these Contracts;

(3) the nature of the association between these individuals, and the expected persistency of the individual Contracts;

(4) the purpose for which the individual Contracts are purchased and whether that purpose makes it likely that costs will be reduced; and

(5) any other circumstances which Pruco Life believes to be relevant in determining whether reduced costs may be expected.

Some of the reductions in charges for these sales may be contractually guaranteed. Pruco Life may withdraw or modify other reductions on a uniform basis. Pruco Life's reductions in charges for these Contracts will not be unfairly discriminatory to the interests of any Contract owners.

CASH SURRENDER VALUE

The Contract has a cash surrender value which the owner may obtain while the insured is living by surrendering the Contract. Surrendering the Contract may have tax consequences. See TAX TREATMENT OF CONTRACT BENEFITS, page 18. Unlike traditional fixed-benefit life insurance, however, a Contract's cash surrender value is not known in advance because it varies daily with the investment performance of the selected subaccount[s]. It also varies with the amount of invested premiums and the charges deducted from the Account. The cash surrender value equals the Contract Fund plus any refund of sales charges due minus any Contract debt from any outstanding loan. The Contract owner may withdraw part of the cash surrender value under certain conditions. See PARTIAL WITHDRAWAL OF CASH SURRENDER VALUE, page 14, and TAX TREATMENT OF CONTRACT BENEFITS, page 18.

There is no minimum cash surrender value. If the Contract Fund is insufficient to pay monthly charges, the Contract will lapse in 61 days unless a payment sufficient to keep the Contract inforce is received. See LAPSE AND REINSTATEMENT, page 19.


The tables on pages T1 through T8 illustrate what the cash surrender values would be for representative Contracts, assuming certain uniform hypothetical investment results in the selected Fund portfolio[s].


DEATH BENEFIT

The Contracts provide a choice of either fixed or variable death benefit plans. Under the fixed death benefit plan, the death benefit on any date is equal to the greater of: (1) the current Contract face amount; and (2) the Contract Fund before deduction of any monthly charges due on that date, plus a return of any sales charges due upon surrender, multiplied by the "attained age factor" (a list of applicable attained age factors is included in the Contract). Under the variable death benefit plan, the death benefit on any date is equal to the greater of: (1) the Contract face amount plus the Contract Fund before deduction of any monthly charges due on that date (but not less than the Contract face amount); and (2) the Contract Fund before deduction of any monthly charges, plus a return of any sales charges due upon surrender, multiplied by the attained age factor. Both death benefit plans assume there is no Contract debt and the Contract is not in default. Death benefit proceeds will be reduced to reflect any Contract debt. Under either plan, if the death benefit is determined by applying the attained age factor, Pruco Life reserves the right to refuse to accept further premium payments.

If the Contract is in default and the insured dies in the 61-day grace period, the death benefit less any overdue charges is payable. If the insured dies after the grace period, no death benefit is payable. See LAPSE AND REINSTATEMENT, page 19.

You may be able to increase or decrease the face amount of the Contract with Pruco Life's consent. The Contract may become a Modified Endowment Contract and may have tax consequences if the face amount is increased or decreased. See INCREASES IN FACE AMOUNT, below, DECREASES IN FACE AMOUNT, page 15, and TAX TREATMENT OF CONTRACT BENEFITS, page 18.

PARTIAL WITHDRAWAL OF CASH SURRENDER VALUE

Contract owners may make withdrawals from the Contract Fund. Such withdrawals may have tax consequences. See TAX TREATMENT OF CONTRACT BENEFITS, page 18. You may make up to four withdrawals per year, subject to certain requirements. The amount withdrawn must be at least $2,000 for Contracts with a fixed death benefit and $500 for Contracts with a variable death benefit. Also, there is an administrative processing fee equal to the lesser of $15 or

2% of the amount withdrawn. A Contract owner may not designate the subaccounts from which a withdrawal is to be taken. The amount withdrawn plus the administrative processing fee will be taken proportionately from the Contract Fund based on the portion of the total Contract Fund in a particular subaccount. An amount withdrawn may not be repaid except as a premium subject to the applicable charges. You must make all requests for withdrawals in writing. Upon request, we will tell you how much may be withdrawn. Whenever a withdrawal is made, the face amount may be reduced in order to prevent the net amount at risk from increasing.

No partial withdrawal is permitted if it would result in a new current face amount of less than $100,000 under an underwritten Contract or less than $50,000 under a guaranteed issue Contract. It is important to note that if the face amount is decreased there is a danger that the Contract might be classified as a Modified Endowment Contract. A withdrawal may affect target premiums and monthly deductions. You should consult your tax adviser and Pruco Life representative before making any withdrawal which causes a decrease in face amount. See TAX TREATMENT OF CONTRACT BENEFITS, page 18. Contract owners who make a partial withdrawal will be sent replacement Contract pages showing the new face amount.

INCREASES IN FACE AMOUNT

You may elect to increase the face amount[s] of the Contract after the first Contract anniversary. The following conditions must be met:

(1) you must ask for the increase in writing on an appropriate form;
(2) the amount of the increase in face amount must be at least $25,000;
(3) if more than one face amount is shown in the Contract, each must be increased by the same amount unless we consent otherwise;
(4) the insured must supply evidence of insurability for the increase that is satisfactory to Pruco Life;
(5) if we request, you must send in the Contract to be suitably endorsed;
(6) the Contract must not be in default on the date the increase takes effect;
(7) if Pruco Life, between the Contract date and the date that your requested increase in face amount would take effect, has changed any of the bases on which benefits and charges are calculated for newly issued Contracts, then we have the right to deny the increase;
(8) you must make any required payment at the time of the increase; and
(9) we have the right to deny more than one increase in a Contract year.

Increases in a Contract's face amount may also affect whether the Contract is a Modified Endowment Contract. See TAX TREATMENT OF CONTRACT BENEFITS, page 18.

Pruco Life will supply you with pages which show the increased face amount[s], the effective date of the increase, and the recomputed charges. If the insured is not living on the effective date of the requested increase, the increase will not take effect.

DECREASES IN FACE AMOUNT

You may be permitted to decrease the Contract's face amount[s] without withdrawing a portion of the Contract Fund. This can be done to reduce monthly charges. There is an administrative processing charge of up to $15 for each decrease. Decreases in face amount may be combined with cash withdrawals.

You may elect to decrease the Contract's face amount[s] no earlier than the first Contract anniversary. The following conditions must be met:

(1) you must ask for the decrease in writing on an appropriate form;
(2) the amount of the decrease in face amount must be at least $10,000;
(3) if more than one face amount is shown in the Contract, each must be decreased by the same amount unless we consent otherwise; and
(4) if we request, you must send in the Contract to be suitably endorsed.

Pruco Life reserves the right to refuse to reduce the Contract's face amount[s] to the extent that this would cause the Contract to fail to qualify as "life insurance" for purposes of section 7702 of the Internal Revenue Code.

Pruco Life will supply you with pages which show the decreased face amount[s], the effective date of the decrease, and the recomputed charges. If the insured is not living on the effective date of the decrease, the decrease will not take effect.

You should carefully consider the tax consequences before requesting a decrease in face amount; if a decrease is effected the Contract may become a Modified Endowment Contract. See TAX TREATMENT OF CONTRACT BENEFITS, page 18.

ILLUSTRATIONS OF CASH SURRENDER VALUES, DEATH BENEFITS, AND ACCUMULATED
PREMIUMS

The following eight tables show how a Contract's death benefit and cash surrender values change with the investment performance of the Account. They are "hypothetical" because they are based, in part, upon several assumptions which are described below. All eight tables assume the following:

o a Contract with a face amount of $100,000 bought by a male, non-smoker of a given age, with no extra risks or substandard ratings, and no extra benefit riders added to the Contract.

o the given premium is paid on each Contract anniversary, the deduction for taxes attributable to premiums is 3.25% and no loans are taken.

o the Contract Fund has been invested in equal amounts in each of the 20 available portfolios of the Funds.


The first four tables (pages T1 through T4) assume target premiums are paid annually for all years, and the remaining four tables (pages T5 through T8) assume payment of the 7-pay premiums for seven years. These are the maximum annual premiums that may be paid in the first seven years without the Contract's becoming a Modified Endowment Contract under federal tax law. See TAX TREATMENT OF CONTRACT BENEFITS, page 18. Furthermore, as their headings indicate, the following eight tables alternate between tables assuming the current charges will continue for the indefinite future and tables assuming the maximum contractual charges have been made from the beginning.

Finally, there are three assumptions, shown separately, about the average investment performance of the portfolios. The first is that there will be a uniform 0% gross rate of return with the average value of the Contract Fund uniformly adversely affected by very unfavorable investment performance. The other two assumptions are that investment performance will be at a uniform gross annual rate of 6% and 12%. Actual returns will fluctuate from year to year. In addition, death benefits and cash surrender values would be different from those shown if investment returns averaged 0%, 6% and 12% but fluctuated from those averages throughout the years. Nevertheless, these assumptions help show how the Contract values change with investment experience.

The first column in the following eight tables (pages T1 through T8) shows the Contract year. The second column, to provide context, shows what the aggregate amount would be if the premiums had been invested to earn interest, after taxes, at 4% compounded annually. The next three columns show the death benefit payable in each of the years shown for the three different assumed investment returns. The last three columns show the cash surrender value payable in each of the years shown for the three different assumed investment returns. The cash surrender values in the first three years reflect the refund of the prior year's sales charges applicable to surrenders.


A gross return (as well as the net return) is shown at the top of each column. The gross return represents the combined effect of investment income and capital gains and losses, realized or unrealized, of the portfolios before any reduction is made for investment advisory fees or other Fund expenses. The net return reflects average total annual expenses of the 20 portfolios of 0.59%, and the daily deduction from the Contract Fund of 0.6% per year for the tables based on current charges and 0.9% per year for the tables based on maximum charges. Thus, assuming current charges, gross investment returns of 0%, 6% and 12% are the equivalent of net investment returns of -1.19%, 4.81% and 10.81%, respectively. Assuming maximum charges, gross investment returns of 0%, 6% and 12% are the equivalent of net investment returns of -1.49%, 4.51% and 10.51%, respectively. The actual fees and expenses of the portfolios associated with a particular Contract may be more or less than 0.59% and will depend on which subaccounts are selected. The death benefits and cash surrender values shown reflect the deduction of all expenses and charges both from the Funds and under the Contract.


If you are considering the purchase of a variable life insurance contract from another insurance company, you should not rely upon these tables for comparison purposes. A comparison between two tables, each showing values for a 35 year old man, may be useful for a 35 year old man but would be inaccurate if made for insureds of other ages or sex.

Your Pruco Life representative can provide you with a hypothetical illustration for your own age, sex, and rating class.

                                  ILLUSTRATIONS
                                  -------------

                  PRUSELECT II VARIABLE LIFE INSURANCE CONTRACT
             FIXED DEATH BENEFIT PLAN - MALE PREFERRED ISSUE AGE 35
            ASSUME PAYMENT OF $1,447.03 ANNUAL PREMIUMS FOR ALL YEARS
                              USING CURRENT CHARGES

                                              Death Benefit (1)                              Cash Surrender Value (1)
                                ----------------------------------------------     ----------------------------------------------
                                     Assuming Hypothetical Gross (and Net)              Assuming Hypothetical Gross (and Net)
                Premiums                 Annual Investment Return of                       Annual Investment Return of
   End of     Accumulated       ----------------------------------------------     ----------------------------------------------
   Policy    at 4% Interest         0% Gross       6% Gross        12% Gross           0% Gross       6% Gross        12% Gross
    Year        Per Year         (-1.19% Net)     (4.81% Net)    (10.81% Net)       (-1.19% Net)     (4.81% Net)    (10.81% Net)
 ----------  --------------     --------------  --------------  --------------     --------------  --------------  --------------
     1           $  1,505          $100,000        $100,000      $  100,000            $ 1,187        $  1,259      $    1,331
     2           $  3,070          $100,000        $100,000      $  100,000            $ 2,260        $  2,474      $    2,697
     3           $  4,698          $100,000        $100,000      $  100,000            $ 3,347        $  3,776      $    4,241
     4           $  6,391          $100,000        $100,000      $  100,000            $ 4,347        $  5,067      $    5,878
     5           $  8,151          $100,000        $100,000      $  100,000            $ 5,401        $  6,490      $    7,768
     6           $  9,982          $100,000        $100,000      $  100,000            $ 6,438        $  7,979      $    9,859
     7           $ 11,886          $100,000        $100,000      $  100,000            $ 7,461        $  9,537      $   12,175
     8           $ 13,867          $100,000        $100,000      $  100,000            $ 8,470        $ 11,169      $   14,742
     9           $ 15,926          $100,000        $100,000      $  100,000            $ 9,464        $ 12,879      $   17,586
    10           $ 18,068          $100,000        $100,000      $  100,000            $10,441        $ 14,665      $   20,735
    15           $ 30,134          $100,000        $100,000      $  109,250            $15,066        $ 24,913      $   42,375
    20           $ 44,813          $100,000        $100,000      $  172,469            $19,121        $ 37,662      $   77,971
    25           $ 62,673          $100,000        $104,487      $  265,361            $22,832        $ 54,511      $  138,438
30 (Age 65)      $ 84,403          $100,000        $127,555      $  402,082            $25,581        $ 75,854      $  239,109
    35           $110,840          $100,000        $153,704      $  608,427            $26,917        $102,618      $  406,209
    40           $143,005          $100,000        $183,814      $  922,432            $25,232        $135,453      $  679,743
    45           $182,138          $100,000(2)     $219,843      $1,409,335            $17,899(2)     $175,316      $1,123,889

---------

(1)  Assumes no Contract loan has been made.

(2) Based on a gross return of 0%, the Contract would go into default in policy year 50, unless an additional premium payment was made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner, prevailing interest rates, and rates of inflation. The death benefit and cash surrender value for a contract would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by Pruco Life or the Series Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.




                                       T1

                  PRUSELECT II VARIABLE LIFE INSURANCE CONTRACT
             FIXED DEATH BENEFIT PLAN - MALE PREFERRED ISSUE AGE 35
            ASSUME PAYMENT OF $1,447.03 ANNUAL PREMIUMS FOR ALL YEARS
                        USING MAXIMUM CONTRACTUAL CHARGES

                                              Death Benefit (1)                              Cash Surrender Value (1)
                                ----------------------------------------------     ----------------------------------------------
                                     Assuming Hypothetical Gross (and Net)              Assuming Hypothetical Gross (and Net)
                Premiums                 Annual Investment Return of                       Annual Investment Return of
   End of     Accumulated       ----------------------------------------------     ----------------------------------------------
   Policy    at 4% Interest         0% Gross       6% Gross        12% Gross           0% Gross       6% Gross        12% Gross
    Year        Per Year         (-1.49% Net)     (4.51% Net)    (10.51% Net)       (-1.49% Net)     (4.51% Net)    (10.51% Net)
 ----------  --------------     --------------  --------------  --------------     --------------  --------------  --------------

     1           $  1,505          $100,000        $100,000        $100,000            $ 1,114         $ 1,183        $  1,252
     2           $  3,070          $100,000        $100,000        $100,000            $ 2,095         $ 2,295        $  2,504
     3           $  4,698          $100,000        $100,000        $100,000            $ 3,051         $ 3,448        $  3,879
     4           $  6,391          $100,000        $100,000        $100,000            $ 3,870         $ 4,530        $  5,276
     5           $  8,151          $100,000        $100,000        $100,000            $ 4,777         $ 5,768        $  6,933
     6           $  9,982          $100,000        $100,000        $100,000            $ 5,655         $ 7,047        $  8,752
     7           $ 11,886          $100,000        $100,000        $100,000            $ 6,506         $ 8,371        $ 10,749
     8           $ 13,867          $100,000        $100,000        $100,000            $ 7,329         $ 9,741        $ 12,945
     9           $ 15,926          $100,000        $100,000        $100,000            $ 8,123         $11,157        $ 15,359
    10           $ 18,068          $100,000        $100,000        $100,000            $ 8,887         $12,620        $ 18,015
    15           $ 30,134          $100,000        $100,000        $100,000            $12,200         $20,686        $ 35,928
    20           $ 44,813          $100,000        $100,000        $142,974            $14,434         $30,058        $ 64,637
    25           $ 62,673          $100,000        $100,000        $208,798            $14,991         $40,732        $108,929
30 (Age 65)      $ 84,403          $100,000        $100,000        $296,104            $12,830         $52,809        $176,086
    35           $110,840          $100,000        $100,000        $413,099            $ 5,740         $66,644        $275,800
    40           $143,005          $      0(2)     $111,209        $571,155            $     0(2)      $81,950        $420,886
    45           $182,138          $      0        $122,401        $786,476            $     0         $97,610        $627,184

--------

(1)  Assumes no Contract loan has been made.

(2) Based on a gross return of 0%, the Contract would go into default in policy year 38, unless an additional premium payment was made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner, prevailing interest rates, and rates of inflation. The death benefit and cash surrender value for a contract would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by Pruco Life or the Series Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                     T2

                  PRUSELECT II VARIABLE LIFE INSURANCE CONTRACT
             FIXED DEATH BENEFIT PLAN - MALE PREFERRED ISSUE AGE 55
            ASSUME PAYMENT OF $3,670.28 ANNUAL PREMIUMS FOR ALL YEARS
                              USING CURRENT CHARGES

                                              Death Benefit (1)                              Cash Surrender Value (1)
                                ----------------------------------------------     ----------------------------------------------
                                     Assuming Hypothetical Gross (and Net)              Assuming Hypothetical Gross (and Net)
                Premiums                 Annual Investment Return of                       Annual Investment Return of
   End of     Accumulated       ----------------------------------------------     ----------------------------------------------
   Policy    at 4% Interest         0% Gross       6% Gross        12% Gross           0% Gross       6% Gross        12% Gross
    Year        Per Year         (-1.19% Net)     (4.81% Net)    (10.81% Net)       (-1.19% Net)     (4.81% Net)    (10.81% Net)
 ----------  --------------     --------------  --------------  --------------     --------------  --------------  --------------
     1           $  3,817          $100,000        $100,000        $100,000            $ 3,083        $  3,268        $  3,453
     2           $  7,787          $100,000        $100,000        $100,000            $ 5,862        $  6,414        $  6,990
     3           $ 11,915          $100,000        $100,000        $100,000            $ 8,657        $  9,768        $ 10,972
     4           $ 16,209          $100,000        $100,000        $100,000            $11,221        $ 13,089        $ 15,194
     5           $ 20,675          $100,000        $100,000        $100,000            $13,908        $ 16,739        $ 20,060
     6           $ 25,319          $100,000        $100,000        $100,000            $16,539        $ 20,549        $ 25,448
     7           $ 30,149          $100,000        $100,000        $100,000            $19,114        $ 24,529        $ 31,422
     8           $ 35,172          $100,000        $100,000        $100,000            $21,655        $ 28,713        $ 38,077
     9           $ 40,395          $100,000        $100,000        $100,000            $24,165        $ 33,115        $ 45,499
10 (Age 65)      $ 45,828          $100,000        $100,000        $100,000            $26,645        $ 37,754        $ 53,787
    15           $ 76,432          $100,000        $100,000        $166,018            $38,395        $ 64,927        $110,840
    20           $113,666          $100,000        $134,519        $276,425            $48,253        $ 99,128        $203,698
    25           $158,966          $100,000(2)     $178,163        $447,904            $55,863(2)     $142,078        $357,186

---------

(1)  Assumes no Contract loan has been made.

(2) Based on a gross return of 0%, the Contract would go into default in policy year 44, unless an additional premium payment was made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner, prevailing interest rates, and rates of inflation. The death benefit and cash surrender value for a contract would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by Pruco Life or the Series Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                                       T3

                  PRUSELECT II VARIABLE LIFE INSURANCE CONTRACT
             FIXED DEATH BENEFIT PLAN - MALE PREFERRED ISSUE AGE 55
            ASSUME PAYMENT OF $3,670.28 ANNUAL PREMIUMS FOR ALL YEARS
                        USING MAXIMUM CONTRACTUAL CHARGES

                                              Death Benefit (1)                              Cash Surrender Value (1)
                                ----------------------------------------------     ----------------------------------------------
                                     Assuming Hypothetical Gross (and Net)              Assuming Hypothetical Gross (and Net)
                Premiums                 Annual Investment Return of                       Annual Investment Return of
   End of     Accumulated       ----------------------------------------------     ----------------------------------------------
   Policy    at 4% Interest         0% Gross       6% Gross        12% Gross           0% Gross       6% Gross        12% Gross
    Year        Per Year         (-1.49% Net)     (4.51% Net)    (10.51% Net)       (-1.49% Net)     (4.51% Net)    (10.51% Net)
 ----------  --------------     --------------  --------------  --------------     --------------  --------------  --------------
     1           $  3,817          $100,000        $100,000        $100,000            $ 2,614         $ 2,782        $  2,950
     2           $  7,787          $100,000        $100,000        $100,000            $ 4,849         $ 5,332        $  5,837
     3           $ 11,915          $100,000        $100,000        $100,000            $ 6,989         $ 7,938        $  8,970
     4           $ 16,209          $100,000        $100,000        $100,000            $ 8,745         $10,314        $ 12,091
     5           $ 20,675          $100,000        $100,000        $100,000            $10,679         $13,025        $ 15,796
     6           $ 25,319          $100,000        $100,000        $100,000            $12,500         $15,786        $ 19,834
     7           $ 30,149          $100,000        $100,000        $100,000            $14,200         $18,594        $ 24,243
     8           $ 35,172          $100,000        $100,000        $100,000            $15,768         $21,445        $ 29,067
     9           $ 40,395          $100,000        $100,000        $100,000            $17,192         $24,332        $ 34,358
10 (Age 65)      $ 45,828          $100,000        $100,000        $100,000            $18,458         $27,255        $ 40,180
    15           $ 76,432          $100,000        $100,000        $120,019            $22,048         $42,507        $ 80,129
    20           $113,666          $100,000        $100,000        $190,500            $18,648         $59,208        $140,380
    25           $158,966          $100,000(2)     $100,060        $284,362            $   691(2)      $79,794        $226,768

---------

(1)  Assumes no Contract loan has been made.

(2) Based on a gross return of 0%, the Contract would go into default in policy year 26, unless an additional premium payment was made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner, prevailing interest rates, and rates of inflation. The death benefit and cash surrender value for a contract would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by Pruco Life or the Series Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                                       T4

                  PRUSELECT II VARIABLE LIFE INSURANCE CONTRACT
             FIXED DEATH BENEFIT PLAN - MALE PREFERRED ISSUE AGE 35
            ASSUME PAYMENT OF $3,897 ANNUAL PREMIUMS FOR SEVEN YEARS
                              USING CURRENT CHARGES

                                              Death Benefit (1)                              Cash Surrender Value (1)
                                ----------------------------------------------     ----------------------------------------------
                                     Assuming Hypothetical Gross (and Net)              Assuming Hypothetical Gross (and Net)
                Premiums                 Annual Investment Return of                       Annual Investment Return of
   End of     Accumulated       ----------------------------------------------     ----------------------------------------------
   Policy    at 4% Interest         0% Gross       6% Gross        12% Gross           0% Gross       6% Gross        12% Gross
    Year        Per Year         (-1.19% Net)     (4.81% Net)    (10.81% Net)       (-1.19% Net)     (4.81% Net)    (10.81% Net)
 ----------  --------------     --------------  --------------  --------------     --------------  --------------  --------------
     1           $  4,053          $100,000        $100,000      $  100,000            $ 3,533        $  3,738      $    3,942
     2           $  8,268          $100,000        $100,000      $  100,000            $ 6,763        $  7,382      $    8,026
     3           $ 12,651          $100,000        $100,000      $  100,000            $10,029        $ 11,282      $   12,637
     4           $ 17,210          $100,000        $100,000      $  100,000            $13,068        $ 15,182      $   17,559
     5           $ 21,952          $100,000        $100,000      $  100,000            $16,256        $ 19,467      $   23,225
     6           $ 26,883          $100,000        $100,000      $  101,796            $19,405        $ 23,960      $   29,507
     7           $ 32,011          $100,000        $100,000      $  121,657            $22,518        $ 28,672      $   36,450
     8           $ 33,291          $100,000        $100,000      $  129,722            $22,053        $ 29,857      $   40,167
     9           $ 34,623          $100,000        $100,000      $  138,384            $21,590        $ 31,097      $   44,276
    10           $ 36,008          $100,000        $100,000      $  147,676            $21,125        $ 32,394      $   48,814
    15           $ 43,809          $100,000        $102,649      $  205,497            $18,774        $ 39,814      $   79,706
    20           $ 53,300          $100,000        $108,268      $  288,068            $16,200        $ 48,947      $  130,232
    25           $ 64,848          $100,000        $117,339      $  414,841            $13,409        $ 61,215      $  216,422
30 (Age 65)      $ 78,898          $100,000        $128,911      $  605,217            $ 9,547        $ 76,660      $  359,907
    35           $ 95,991          $100,000        $143,783      $  895,763            $ 3,798        $ 95,995      $  598,045
    40           $116,788          $      0(2)     $162,247      $1,340,356            $     0(2)     $119,560      $  987,713
    45           $142,090          $      0        $185,586      $2,031,772            $     0        $147,997      $1,620,259

-------

(1)  Assumes no Contract loan has been made.

(2) Based on a gross return of 0%, the Contract would go into default in policy year 38, unless an additional premium payment was made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner, prevailing interest rates, and rates of inflation. The death benefit and cash surrender value for a contract would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by Pruco Life or the Series Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                                       T5

                  PRUSELECT II VARIABLE LIFE INSURANCE CONTRACT
             FIXED DEATH BENEFIT PLAN - MALE PREFERRED ISSUE AGE 35
            ASSUME PAYMENT OF $3,897 ANNUAL PREMIUMS FOR SEVEN YEARS
                        USING MAXIMUM CONTRACTUAL CHARGES

                                              Death Benefit (1)                              Cash Surrender Value (1)
                                ----------------------------------------------     ----------------------------------------------
                                     Assuming Hypothetical Gross (and Net)              Assuming Hypothetical Gross (and Net)
                Premiums                 Annual Investment Return of                       Annual Investment Return of
   End of     Accumulated       ----------------------------------------------     ----------------------------------------------
   Policy    at 4% Interest         0% Gross       6% Gross        12% Gross           0% Gross       6% Gross        12% Gross
    Year        Per Year         (-1.49% Net)     (4.51% Net)    (10.51% Net)       (-1.49% Net)     (4.51% Net)    (10.51% Net)
 ----------  --------------     --------------  --------------  --------------     --------------  --------------  --------------
     1           $  4,053          $100,000        $100,000      $  100,000            $ 3,456         $ 3,656        $  3,855
     2           $  8,268          $100,000        $100,000      $  100,000            $ 6,560         $ 7,158        $  7,781
     3           $ 12,651          $100,000        $100,000      $  100,000            $ 9,613         $10,815        $ 12,115
     4           $ 17,210          $100,000        $100,000      $  100,000            $12,314         $14,331        $ 16,602
     5           $ 21,952          $100,000        $100,000      $  100,000            $15,265         $18,317        $ 21,892
     6           $ 26,883          $100,000        $100,000      $  100,000            $18,166         $22,478        $ 27,738
     7           $ 32,011          $100,000        $100,000      $  114,058            $21,016         $26,824        $ 34,173
     8           $ 33,291          $100,000        $100,000      $  120,872            $20,392         $27,731        $ 37,427
     9           $ 34,623          $100,000        $100,000      $  128,125            $19,758         $28,665        $ 40,993
    10           $ 36,008          $100,000        $100,000      $  135,840            $19,114         $29,629        $ 44,902
    15           $ 43,809          $100,000        $100,000      $  182,448            $15,654         $34,874        $ 70,766
    20           $ 53,300          $100,000        $100,000      $  245,841            $11,468         $40,798        $111,142
    25           $ 64,848          $100,000        $100,000      $  331,945            $ 5,750         $47,209        $173,175
30 (Age 65)      $ 78,898          $      0(2)     $100,000      $  448,879            $     0(2)      $53,811        $266,937
    35           $ 95,991          $      0        $100,000      $  607,797            $     0         $60,026        $405,788
    40           $116,788          $      0        $100,000      $  824,279            $     0         $64,891        $607,414
    45           $142,090          $      0        $100,000(2)   $1,120,602            $     0         $66,130(2)     $893,636

-------

(1)  Assumes no Contract loan has been made.

(2) Based on a gross return of 0%, the Contract would go into default in policy year 29, unless an additional premium payment was made. Based on a gross return of 6%, the Contract would go into default in policy year 56 unless an additional premium payment was made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner, prevailing interest rates, and rates of inflation. The death benefit and cash surrender value for a contract would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by Pruco Life or the Series Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                                       T6

                  PRUSELECT II VARIABLE LIFE INSURANCE CONTRACT
             FIXED DEATH BENEFIT PLAN - MALE PREFERRED ISSUE AGE 55
            ASSUME PAYMENT OF $7,633 ANNUAL PREMIUMS FOR SEVEN YEARS
                              USING CURRENT CHARGES

                                              Death Benefit (1)                              Cash Surrender Value (1)
                                ----------------------------------------------     ----------------------------------------------
                                     Assuming Hypothetical Gross (and Net)              Assuming Hypothetical Gross (and Net)
                Premiums                 Annual Investment Return of                       Annual Investment Return of
   End of     Accumulated       ----------------------------------------------     ----------------------------------------------
   Policy    at 4% Interest         0% Gross       6% Gross        12% Gross           0% Gross       6% Gross        12% Gross
    Year        Per Year         (-1.19% Net)     (4.81% Net)    (10.81% Net)       (-1.19% Net)     (4.81% Net)    (10.81% Net)
 ----------  --------------     --------------  --------------  --------------     --------------  --------------  --------------
     1           $  7,938          $100,000        $100,000        $100,000            $ 6,888        $  7,287        $  7,686
     2           $ 16,194          $100,000        $100,000        $100,000            $13,176        $ 14,387        $ 15,647
     3           $ 24,780          $100,000        $100,000        $100,000            $19,536        $ 21,990        $ 24,645
     4           $ 33,710          $100,000        $100,000        $100,000            $25,457        $ 29,604        $ 34,271
     5           $ 42,997          $100,000        $100,000        $100,000            $31,680        $ 37,994        $ 45,388
     6           $ 52,655          $100,000        $100,000        $107,707            $37,842        $ 46,821        $ 57,746
     7           $ 62,699          $100,000        $101,894        $129,632            $43,949        $ 56,113        $ 71,388
     8           $ 65,207          $100,000        $103,486        $139,250            $43,036        $ 58,504        $ 78,723
     9           $ 67,815          $100,000        $105,200        $149,725            $42,114        $ 61,017        $ 86,842
10 (Age 65)      $ 70,528          $100,000        $107,044        $161,150            $41,183        $ 63,657        $ 95,832
    15           $ 85,808          $100,000        $117,991        $235,304            $36,031        $ 78,775        $157,097
    20           $104,399          $100,000        $131,761        $348,166            $28,493        $ 97,095        $256,565
    25           $127,017          $100,000(2)     $150,865        $528,154            $14,947(2)     $120,309        $421,183

----------

(1)  Assumes no Contract loan has been made.

(2) Based on a gross return of 0%, the Contract would go into default in policy year 29, unless an additional premium payment was made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner, prevailing interest rates, and rates of inflation. The death benefit and cash surrender value for a contract would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by Pruco Life or the Series Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                       T7

                  PRUSELECT II VARIABLE LIFE INSURANCE CONTRACT
             FIXED DEATH BENEFIT PLAN - MALE PREFERRED ISSUE AGE 55
            ASSUME PAYMENT OF $7,633 ANNUAL PREMIUMS FOR SEVEN YEARS
                        USING MAXIMUM CONTRACTUAL CHARGES

                                              Death Benefit (1)                              Cash Surrender Value (1)
                                ----------------------------------------------     ----------------------------------------------
                                     Assuming Hypothetical Gross (and Net)              Assuming Hypothetical Gross (and Net)
                Premiums                 Annual Investment Return of                       Annual Investment Return of
   End of     Accumulated       ----------------------------------------------     ----------------------------------------------
   Policy    at 4% Interest         0% Gross       6% Gross        12% Gross           0% Gross       6% Gross        12% Gross
    Year        Per Year         (-1.49% Net)     (4.51% Net)    (10.51% Net)       (-1.49% Net)     (4.51% Net)    (10.51% Net)
 ----------  --------------     --------------  --------------  --------------     --------------  --------------  --------------
     1           $  7,938          $100,000        $100,000        $100,000            $ 6,424         $ 6,805        $  7,187
     2           $ 16,194          $100,000        $100,000        $100,000            $12,145         $13,279        $ 14,460
     3           $ 24,780          $100,000        $100,000        $100,000            $17,759         $20,032        $ 22,495
     4           $ 33,710          $100,000        $100,000        $100,000            $22,678         $26,494        $ 30,800
     5           $ 42,997          $100,000        $100,000        $100,000            $28,087         $33,871        $ 40,666
     6           $ 52,655          $100,000        $100,000        $100,000            $33,398         $41,598        $ 51,635
     7           $ 62,699          $100,000        $100,000        $115,625            $38,617         $49,709        $ 63,675
     8           $ 65,207          $100,000        $100,000        $122,696            $36,945         $51,026        $ 69,364
     9           $ 67,815          $100,000        $100,000        $130,216            $35,157         $52,335        $ 75,526
10 (Age 65)      $ 70,528          $100,000        $100,000        $138,215            $33,233         $53,631        $ 82,193
    15           $ 85,808          $100,000        $100,000        $186,527            $20,728         $59,770        $124,532
    20           $104,399          $      0(2)     $100,000        $252,405            $     0(2)      $64,490        $185,998
    25           $127,017          $      0        $100,000(2)     $342,631            $     0         $65,402(2)     $273,235

--------

(1)  Assumes no Contract loan has been made.

(2) Based on a gross return of 0%, the Contract would go into default in policy year 20, unless an additional premium payment was made. Based on a gross return of 6%, the Contract would go into default in policy year 36 unless an additional premium payment was made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner, prevailing interest rates, and rates of inflation. The death benefit and cash surrender value for a contract would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by Pruco Life or the Series Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                       T8

CONTRACT LOANS

You may borrow from Pruco Life an amount up to the "loan value" of the Contract, using the Contract as the only security for the loan. The loan value of a Contract is 90% of its Contract Fund, if the Contract is not in default. The minimum amount that may be borrowed at any one time is $500 unless the loan is used to pay premiums on a life insurance policy issued by Pruco Life or its affiliates.

The Contract provides a choice of fixed or variable loan interest rates. Under the fixed loan interest rate provision, interest charged on a loan accrues daily at a fixed effective annual rate of 5.5%. Under the variable loan interest rate provision, interest charged on any loan will accrue daily at an annual rate Pruco Life determines at the start of each Contract year (instead of at the fixed 5.5% rate). The interest rate will not exceed any rate required by state law and will not exceed the greater of 5% and the "Published Monthly Average" for the calendar month ending two months before the calendar month of the Contract anniversary. The "Published Monthly Average" means Moody's Corporate Bond Yield Average-Monthly Average Corporates, as published by Moody's Investors Service, Inc., or any successor to that service. If that average is no longer published, a substantially similar average established by the insurance regulator where the Contract is issued, will be used. For example, the Published Monthly Average in 1998 ranged from 6.72% to 7.00%.

Interest payments on any loan are due at the end of each Contract year. If interest is not paid when due, it is added to the principal amount of the loan. The "Contract debt" is the amount of all outstanding loans plus any interest accrued but not yet due. If at any time your Contract debt exceeds your Contract Fund, Pruco Life will notify you of its intent to terminate the Contract in 61 days, within which time you may repay all or enough of the loan to keep the Contract inforce. If you fail to keep the Contract inforce, the amount of unpaid Contract debt will be treated as a distribution which may be taxable. See TAX TREATMENT OF CONTRACT BENEFITS -- PRE-DEATH DISTRIBUTIONS, page 18, and LAPSE AND REINSTATEMENT, page 19.

When a loan is made, an amount equal to the loan proceeds is transferred out of the applicable subaccount[s]. The reduction is generally made in the same proportions as the value that each subaccount bears to the total value of the Contract. While a fixed-rate loan is outstanding, the amount that was transferred continues to be treated as part of the Contract Fund, but it is credited with the assumed effective annual rate of return of 4% rather than with the actual rate of return of the applicable subaccount[s]. While a loan made pursuant to the variable loan interest rate provision is outstanding, the amount that was transferred is credited with an effective annual rate of 4% or an effective annual rate that is 1% less than the loan interest rate for the Contract year, whichever is greater. If a loan remains outstanding at a time when Pruco Life fixes a new rate, the new interest rate applies.

If the death benefit becomes payable while a loan is outstanding, or if the Contract is surrendered, any Contract debt will be deducted from the proceeds otherwise payable.

A loan will have a permanent effect on a Contract's cash surrender value and may have a permanent effect on the death benefit because the investment results of the selected subaccount[s] will apply only to the amount remaining in those subaccounts. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited upon the amount of the loan while the loan is outstanding, Contract values will not increase as rapidly as they would have if no loan had been made. If investment results are below that rate, Contract values will be higher than they would have been had no loan been made. Loan repayments are allocated to the subaccounts proportionately based on their balances at the time of the loan repayment.

The tax treatment of Contract loans depends on whether the Contract is classified as a Modified Endowment Contract. See TAX TREATMENT OF CONTRACT BENEFITS, page 18.

WHEN PROCEEDS ARE PAID

We will generally pay any death benefit, cash surrender value, withdrawal, or loan proceeds within seven days after all the documents required for such a payment are received at a Home Office. The amount is determined as of the end of the valuation period in which the necessary documents are received at a Home Office, except the death benefit is determined as of the date of death.

Pruco Life may delay payment of proceeds from the subaccount[s] and the variable portion of the death benefit due under the Contract if the disposal or valuation of the Account's assets is not reasonably practicable because: (1) the

New York Stock Exchange is closed for other than a regular holiday or weekend; or (2) trading is restricted by the SEC; or (3) the SEC declares that an emergency exists.

TAX TREATMENT OF CONTRACT BENEFITS

This summary provides general information on the federal income tax treatment of the Contract. It is not a complete statement of what the federal income taxes will be in all circumstances. It is based on current law and interpretations, which may change. It does not cover state taxes or other taxes. It is not intended as tax advice. You should consult your own qualified tax adviser for complete information and advice.


TREATMENT AS LIFE INSURANCE. The Contract must meet certain requirements to qualify as life insurance for tax purposes. These requirements include certain definitional tests and rules for diversification of the Contract's investments. For further information on the diversification requirements, see TAXATION OF THE FUND in the statement of additional information for the Series Fund. We believe we have taken adequate steps to ensure that the Contract qualifies as life insurance for tax purposes. Generally speaking, this means that:


     o you will not be taxed on the growth of the funds in the Contract, unless you receive a distribution from the Contract,

     o    the Contract's death benefit will be tax free to your beneficiary.

Although we believe that the Contract should qualify as life insurance for tax purposes, there are some uncertainties, particularly because the Secretary of Treasury has not yet issued permanent regulations that bear on this question. Accordingly, we reserve the right to make changes -- which will be applied uniformly to all Contract owners after advance written notice -- that we deem necessary to ensure that the Contract will qualify as life insurance.

PRE-DEATH DISTRIBUTIONS. The tax treatment of any distribution you receive before the insured's death depends on whether the Contract is classified as a Modified Endowment Contract.

   CONTRACTS NOT CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS.

     o If you surrender the Contract or allow it to lapse, you will be taxed on the amount you receive in excess of the premiums you paid less the untaxed portion of any prior withdrawals. For this purpose, you will be treated as receiving any portion of the cash surrender value used to repay Contract debt. The tax consequences of a surrender may differ if you take the proceeds under an income payment settlement option.

     o Generally, you will be taxed on a withdrawal to the extent the amount you receive exceeds the premiums you paid for the Contract less the untaxed portion of any prior withdrawals. However, under some limited circumstances, in the first 15 Contract years, all or a portion of a withdrawal may be taxed if the Contract Fund exceeds the total premiums paid less the untaxed portions of any prior withdrawals, even if total withdrawals do not exceed total premiums paid.

     o Extra premiums for optional benefits and riders generally do not count in computing the premiums paid for the Contract for the purposes of determining whether a withdrawal is taxable.

     o Loans you take against the Contract are ordinarily treated as debt and are not considered distributions subject to tax.

   MODIFIED ENDOWMENT CONTRACTS.

     o The rules change if the Contract is classified as a Modified Endowment Contract. The Contract could be classified as a Modified Endowment Contract if a decrease in the face amount of insurance is made (or a rider removed). The addition of a rider or an increase in the face amount of insurance may also cause the Contract to be classified as a Modified Endowment Contract. You should first consult a qualified tax adviser and your Pruco Life representative if you are contemplating any of these steps.

     o If the Contract is classified as a Modified Endowment Contract, then amounts you receive under the Contract before the insured's death, including loans and withdrawals, are included in income to the extent that the

          Contract Fund exceeds the premiums paid for the Contract increased by the amount of any loans previously included in income and reduced by any untaxed amounts previously received other than the amount of any loans excludible from income. An assignment of a Modified Endowment Contract is taxable in the same way. These rules also apply to pre-death distributions, including loans, made during the two-year period before the time that the Contract became a Modified Endowment Contract.

     o Any taxable income on pre-death distributions (including full surrenders) is subject to a penalty of 10 percent unless the amount is received on or after age 592, on account of your becoming disabled or as a life annuity. It is presently unclear how the penalty tax provisions apply to Contracts owned by businesses.

     o All Modified Endowment Contracts issued by us to you during the same calendar year are treated as a single Contract for purposes of applying these rules.

WITHHOLDING. You must affirmatively elect that no taxes be withheld from a pre-death distribution. Otherwise, the taxable portion of any amounts you receive will be subject to withholding. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. You may be subject to penalties under the estimated tax payment rules if your withholding and estimated tax payments are insufficient to cover the tax due.

OTHER TAX CONSIDERATIONS. If you transfer or assign the Contract to someone else, there may be gift, estate and/or income tax consequences. If you transfer the Contract to a person two or more generations younger than you (or designate such a younger person as a beneficiary), there may be Generation Skipping Transfer tax consequences. Deductions for interest paid or accrued on Contract debt or on other loans that are incurred or continued to purchase or carry the Contract may be denied. Your individual situation or that of your beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due if you or the insured dies.

BUSINESS-OWNED LIFE INSURANCE. If a business, rather than an individual, is the owner of the Contract, there are some additional rules. Business Contract owners generally cannot deduct premium payments. Business Contract owners generally cannot take tax deductions for interest on Contract debt paid or accrued after October 13, 1995. An exception permits the deduction of interest on policy loans on Contracts for up to 20 key persons. The interest deduction for Contract debt on these loans is limited to a prescribed interest rate and a maximum aggregate loan amount of $50,000 per key insured person. The corporate alternative minimum tax also applies to business-owned life insurance. This is an indirect tax on additions to the Contract Fund or death benefits received under business-owned life insurance policies.

LAPSE AND REINSTATEMENT

If the Contract Fund on any Monthly date has decreased to zero or less, or if a Contract's debt should exceed its Contract Fund, the Contract will go into default.

Should this happen, Pruco Life will send you a notice of default setting forth the payment necessary to keep the Contract inforce. This payment must be received at a Home Office within the 61 day grace period after the notice of default is mailed or the Contract will lapse. A Contract that lapses with an outstanding Contract loan may have tax consequences. See TAX TREATMENT OF CONTRACT BENEFITS, page 18.

A Contract that has lapsed may be reinstated within five years after the date of default unless the Contract has been surrendered for its cash surrender value. To reinstate a lapsed Contract, Pruco Life requires renewed evidence of insurability, and submission of certain payments due under the Contract.

A Contract that has lapsed has no value and provides no benefits. It is possible for a lapsed Contract to be classified as a Modified Endowment Contract if reinstated after lapsing. See TAX TREATMENT OF CONTRACT BENEFITS, page 18.

LEGAL CONSIDERATIONS RELATING TO SEX-DISTINCT PREMIUMS AND BENEFITS

The Contracts employ mortality tables that distinguish between males and females. Thus, premiums and benefits differ under Contracts issued on males and females of the same age. The Contract is not available in those states that have adopted regulations prohibiting sex-distinct insurance rates. The Contract may not be assigned if to do so would violate regulations or laws relating to sex-distinct insurance rates.

EXCHANGE RIGHT AVAILABLE IN SOME STATES

In some states, you may have the right to exchange the Contract for a Life Paid Up at Age 85 plan on the insured's life issued by The Prudential Insurance Company of America. Such an exchange may be permitted within the first two Contract years after a Contract is issued, so long as the Contract is not in default. This is a general account policy with guaranteed minimum values. No evidence of insurability will be required to make an exchange. The new policy will have the same issue date and risk classification for the insured as the original Contract. The exchange may be subject to an equitable adjustment in premiums and values, and a payment may be required. You may wish to obtain tax advice before effecting such an exchange.

REDUCED PAID-UP INSURANCE OPTION AVAILABLE IN SOME STATES

In some states, Contract owners will have the right to take the cash surrender value and use it to purchase fixed reduced paid-up insurance. Fixed reduced paid-up insurance provides coverage for the lifetime of the insured. The insurance amount depends on the cash surrender value and the age, sex, and rating class of the insured. Fixed reduced paid-up insurance has a cash surrender value and a loan value. A Contract may be classified as a Modified Endowment Contract if this option is exercised. See TAX TREATMENT OF CONTRACT BENEFITS, page 18.

OTHER GENERAL CONTRACT PROVISIONS

ASSIGNMENT. This Contract may not be assigned if the assignment would violate any federal, state or local law or regulation. Generally, the Contract may not be assigned to another insurance company or to an employee benefit plan without Pruco Life's consent. Pruco Life assumes no responsibility for the validity or sufficiency of any assignment. We will not be obligated to comply with any assignment unless we receive a copy at a Home office.

BENEFICIARY. You designate and name your beneficiary in the application. Thereafter, you may change the beneficiary, provided it is in accordance with the terms of the Contract.

INCONTESTABILITY. We will not contest the Contract after it has been inforce during the insured's lifetime for two years from the issue date except when any change is made in the Contract that requires Pruco Life's approval and would increase our liability. We will not contest such change after it has been in effect for two years during the lifetime of the insured.

MISSTATEMENT OF AGE OR SEX. If the insured's stated age or sex or both are incorrect in the Contract, Pruco Life will adjust the death benefits payable, as required by law, to reflect the correct age and sex. Any death benefit will be based on what the most recent charge for mortality would have provided at the correct age and sex.

SETTLEMENT OPTIONS. The Contract grants to most owners, or to the beneficiary, a wide variety of optional ways of receiving Contract proceeds, other than in a lump sum. Any Pruco Life representative authorized to sell this Contract can explain these options upon request.

SUICIDE EXCLUSION. Generally, Pruco Life will pay no more under the Contract than the sum of the premiums paid if the insured, whether sane or insane, dies by suicide within two years from the Contract date.

Generally, if the insured, whether sane or insane, dies by suicide within two years from the effective date of an increase in the face amount of insurance that was requested after issue and required Company approval, Pruco Life will pay, with respect to the amount of the increase, no more than the sum of the monthly charges attributable to the increase.

VOTING RIGHTS


As described earlier, all of the assets held in the subaccounts will be invested in shares of the corresponding portfolios of the Funds. Pruco Life is the legal owner of those shares and has the right to vote on any matter voted on at shareholders meetings of the Funds. However, Pruco Life will, as required by law, vote the shares of the Funds in accordance with voting instructions received from Contract owners at any regular and special shareholders meetings. A Fund will not hold annual shareholders meetings when not required to do so under the laws of the state of its incorporation or the Investment Company Act of 1940. Fund shares for which no timely instructions from Contract owners are received, and any shares attributable to general account investments of Pruco Life will be voted in the same proportion as shares in the respective portfolios for which instructions are received. If the applicable federal securities laws or regulations, or their current interpretation, change so as to permit Pruco Life to vote shares of the Funds in its own right, it may elect to do so.


Matters on which Contract owners may give voting instructions include the following:


(1) election of the Board of Directors of the Funds;

(2) ratification of the independent accountant of the Funds;

(3) approval of the investment advisory agreement for a portfolio of the Funds corresponding to the Contract owner's selected subaccount[s];


(4) any change in the fundamental investment policy of a portfolio corresponding to the Contract owner's selected subaccount[s]; and


(5) any other matter requiring a vote of the shareholders of the Funds.


Contract owners participating in such portfolios will vote separately on the investment advisory agreement or any change in a portfolio's fundamental investment policy, pursuant to the requirements of Rule 18f-2 under the Investment Company Act of 1940.


The number of Fund shares for which a Contract owner may give instructions is determined by dividing the portion of the value of the Contract derived from participation in a subaccount, by the value of one share in the corresponding portfolio of the Funds. The number of votes for which each Contract owner may give Pruco Life instructions will be determined as of the record date chosen by the Board of Directors of the applicable Fund. Pruco Life will furnish Contract owners with proper forms and proxies to enable them to give these instructions. Pruco Life reserves the right to modify the manner in which the weight to be given voting instructions is calculated where such a change is necessary to comply with current federal regulations or interpretations of those regulations.

Pruco Life may, if required by state insurance regulations, disregard voting instructions if they would require shares to be voted so as to cause a change in the sub-classification or investment objectives of one or more of the Fund's portfolios, or to approve or disapprove an investment advisory contract for a Fund. In addition, Pruco Life itself may disregard voting instructions that would require changes in the investment policy or investment adviser of one or more of the Fund's portfolios, provided that Pruco Life reasonably disapproves such changes in accordance with applicable federal regulations. If Pruco Life does disregard voting instructions, it will advise Contract owners of that action and its reasons for such action in the next annual or semi-annual report to Contract owners.


SUBSTITUTION OF FUND SHARES


Although Pruco Life believes it to be unlikely, it is possible that in the judgment of its management, one or more of the portfolios of the Funds may become unsuitable for investment by Contract owners because of investment policy changes, tax law changes, or the unavailability of shares for investment. In that event, Pruco Life may seek to substitute the shares of another portfolio or of an entirely different mutual fund. The approval of the SEC, and possibly one or more state insurance departments, will be required before this can be done. Contract owners will be notified of any such substitution.


REPORTS TO CONTRACT OWNERS

Once each Contract year (except where the Contract is inforce as fixed reduced paid-up insurance), Pruco Life will send you statements providing certain information pertinent to your own Contract. These statements detail values and transactions made and specific Contract data that apply only to each particular Contract. On request, a Contract owner will be sent a current statement in a form similar to that of the annual statement described above, but Pruco Life may limit the number of such requests or impose a reasonable charge if such requests are made too frequently.


You will also be sent annual and semi-annual reports of the Funds showing the financial condition of the portfolios and the investments held in each portfolio.


SALE OF THE CONTRACT AND SALES COMMISSIONS

Pruco Securities Corporation ("Prusec"), an indirect wholly-owned subsidiary of Prudential, acts as the principal underwriter of the Contract. Prusec, organized in 1971 under New Jersey law, is registered as a broker and dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Prusec's principal business address is 751 Broad Street, Newark, New Jersey 07102-3777. The Contract is sold by registered representatives of Prusec who are also authorized by state insurance departments to do so. The Contract may also be sold through other broker-dealers authorized by Prusec and applicable law to do so. Registered representatives of such other broker-dealers may be paid on a different basis than described below. The maximum commission that will be paid to the representative is 14 1/2% of premiums received in the first year up to certain limits. Additional first year premiums and premiums in later years may generate up to 4% commission. Moreover, trail commissions of up to 0.2% of the Contract Fund as of the Contract's anniversary may be paid. The representative may be required to return all or part of the first year commission if the Contract is not continued through the second year. Representatives who meet certain productivity, profitability, and persistency standards with regard to the sale of the Contract may be eligible for additional compensation.

Sales expenses in any year are not equal to the deduction for sales load in that year. Pruco Life expects to recover its total sales expenses over the periods the Contracts are in effect. To the extent that the sales charges are insufficient to cover total sales expenses, the sales expenses will be recovered from Pruco Life's surplus. This may include the amounts derived from the mortality and expense risk charge described in item 7 under CHARGES AND EXPENSES, page 10.

STATE REGULATION

Pruco Life is subject to regulation and supervision by the Department of Insurance of the State of Arizona, which periodically examines its operations and financial condition. It is also subject to the insurance laws and regulations of all jurisdictions in which it is authorized to do business.

Pruco Life is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business to determine solvency and compliance with local insurance laws and regulations.

In addition to the annual statements referred to above, Pruco Life is required to file with Arizona and other jurisdictions a separate statement with respect to the operations of all its variable contract accounts, in a form promulgated by the National Association of Insurance Commissioners.

EXPERTS


The consolidated financial statements of Pruco Life and its subsidiaries as of December 31, 1998 and 1997 and for each of the three years in the period ended December 31, 1998 and the financial statements of the Account as of December 31, 1998 and for each of the three years in the period then ended included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP's principal business address is 1177 Avenue of the Americas, New York, New York 10036.


Actuarial matters included in this prospectus have been examined by Nancy D. Davis, FSA, MAAA, Vice President and Actuary of Prudential whose opinion is filed as an exhibit to the registration statement.

LITIGATION

Several actions have been brought against Pruco Life alleging that Pruco Life and its agents engaged in improper life insurance sales practices. Prudential has agreed to indemnify Pruco Life for losses, if any, resulting from such litigation. No other significant litigation is being brought against Pruco Life that would have a material effect on its financial position.

YEAR 2000 COMPLIANCE

The services provided to you as a purchaser of a Variable Universal Life Insurance Contract depend on the smooth functioning of numerous computer systems. Many computer systems in use today are programmed to recognize only the last two digits of a date as the year. As a result, any systems using this kind of programming can not distinguish a date using "00" and may treat it as "1900" instead of "2000." This problem may impact computer systems that store business information, but it could also affect other equipment used in our business like telephone, fax machines and elevators. If this problem is not corrected, the "Year 2000" issue could affect the accuracy and integrity of business records. Prudential's regular business operations could be interrupted as well as those of other companies that deal with us.

In addition, the operations of the mutual funds associated with the Variable Universal Life Insurance Contract could experience problems resulting from the Year 2000 issue. Please refer to the respective mutual fund's prospectus for information regarding their approach to Year 2000 concerns. The following describes Prudential's effort to address Year 2000 concerns.

To address this potential problem Prudential, as the parent company of Pruco Life, organized its Year 2000 efforts around the following three areas:

o    BUSINESS SYSTEMS - Computer programs directly used to support our business;

o INFRASTRUCTURE - Computers and other business equipment like telephones and fax machines; and

o    BUSINESS PARTNERS - Year 2000 readiness of essential business partners.

BUSINESS SYSTEMS. The business systems component includes a wide range of computer programs that directly support Prudential's business operations including systems for: insurance product processing, securities trading, personnel record keeping and general accounting systems. All business systems were analyzed to determine whether each computer program with a Year 2000 problem should be retired, replaced or renovated. The majority of this work has been completed. A few remaining programs are currently being tested and completion of this process is expected by June 1999.

INFRASTRUCTURE. As with business applications, we established a specific methodology and process for addressing infrastructure issues. The infrastructure effort includes mainframe computer system hardware and operating system software, mid-range systems and servers, telecommunications equipment and systems, buildings and facilities systems, personal computers, and vendor hardware and software. Other than desktop systems, substantially all other infrastructure systems have been tested. Presently a small number of midrange computers, and building and facility systems are still in the testing phase. We expect to have the infrastructure implementation process completed by June 1999.

BUSINESS PARTNERS. Prudential recognizes the importance of determining the Year 2000 readiness of external business relationships especially those that involve electronic data transfer products and services, and products that impact our essential business processes. Prudential first classified each business partner as "highly critical" or "less critical" to our business and then began to develop risk assessment and contingency plans to address the potential that a business partner could experience a Year 2000 failure. All highly critical business partner relationships have been assessed and contingency planning is completed. Risk assessment and contingency planning continues for less critical business partners, and the target completion date for these relationships is June 1999.

Prudential believes that the Business Systems, Infrastructure and Business Partners components of the Year 2000 project are substantially on schedule. A small number of the projects may not meet their targeted completion date. However, Prudential expects that these projects will be completed by September, mid 1999. If there are any delays, they should not have a significant impact on the timing of the project as a whole.

THE COST OF YEAR 2000 READINESS

Prudential is funding the Year 2000 program from internal operating budgets, and estimates that its total costs to address the Year 2000 issue will total approximately $220 million. Because these expenses were part of the operating budget, they did not impact the management of Variable Universal Life Insurance Contracts. During the course of the Year 2000 program, some optional computer projects have been delayed, but these delays have not had any material effect on Variable Universal Life Insurance Contracts.

YEAR 2000 RISKS AND CONTINGENCY PLANNING

Prudential believes that it is well positioned to lessen the impact of the Year 2000 problem. However, given the nature of this issue, we can not be 100% certain that we are completely prepared, particularly because we can not be certain of Year 2000 readiness of third parties. As a result, we are unable to determine at this time whether the consequences of Year 2000 failures may have a material adverse effect on the results of Prudential's operations, liquidity or financial condition. In the worst case, it is possible that a Year 2000 technology failure, whether internal or external, could have a material impact on Prudential's results of operations, liquidity, or financial position. If Prudential is unable to address the Year 2000 problem, we may have difficulty in responding to your incoming phone calls, calculating your unit values or processing withdrawals and purchase payments. It is also possible that the mutual funds associated with the

Variable Universal Life Insurance Contract will be unable to value their securities, in turn creating difficulties in purchasing or selling shares of the respective mutual fund and calculating corresponding unit asset values. The objective of Prudential's Year 2000 program has been to reduce these risks as much as possible.

Most of the operations of the Variable Universal Life Insurance Contract involve such a large number of individual transactions that they can only be handled with the help of computers. As a result, our current contingency plans include responses to the failure of specific business programs or infrastructure components. However, our contingency responses are now being reviewed and we expect to finalize them by June, 1999 to ensure that they are workable under the special conditions of a Year 2000 failure. Prudential believes that with the completion of its Year 2000 program as scheduled, the possibility of significant interruptions of normal operations will be reduced.

ADDITIONAL INFORMATION

Pruco Life has filed a registration statement with the SEC under the Securities Act of 1933, relating to the offering described in this prospectus. This prospectus does not include all the information set forth in the registration statement. Certain portions have been omitted pursuant to the rules and regulations of the SEC. The omitted information may, however, be obtained from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.

FINANCIAL STATEMENTS


The financial statements of the Account should be distinguished from the consolidated financial statements of Pruco Life and its subsidiaries, which should be considered only as bearing upon the ability of Pruco Life to meet its obligations under the Contracts.

                             DIRECTORS AND OFFICERS

The directors and major officers of Pruco Life, listed with their principal occupations during the past five years, are shown below.

                             DIRECTORS OF PRUCO LIFE

JAMES J. AVERY, JR., CHAIRMAN AND DIRECTOR. -- Senior Vice President and Chief Actuary, Prudential Individual Insurance Group since 1997; 1995 to 1997:
President of Prudential Select; Prior to 1995: Chief Operating Officer of Prudential Select.

WILLIAM M. BETHKE, DIRECTOR. -- Chief Investment Officer since 1997; Prior to 1997: President, Prudential Capital Markets Group.

IRA J. KLEINMAN, DIRECTOR. -- Executive Vice President, Prudential International Insurance Group since 1997; 1995 to 1997: Chief Marketing and Product Development Officer, Prudential Individual Insurance Group; Prior to 1995:
President, Prudential Select.

ESTHER H. MILNES, PRESIDENT AND DIRECTOR. -- Vice President and Actuary, Prudential Individual Insurance Group since 1996; Prior to 1996: Senior Vice President and Chief Actuary, Prudential Insurance and Financial Services.

I. EDWARD PRICE, VICE CHAIRMAN AND DIRECTOR. -- Senior Vice President and Actuary, Prudential Individual Insurance Group since 1995; Prior to 1995: Chief Executive Officer, Prudential International Insurance.

KIYOFUMI SAKAGUCHI, DIRECTOR. -- President, Prudential International Insurance Group since 1995; Prior to 1995: Chairman and Chief Executive Officer, The Prudential Life Insurance Co., Ltd.

                         OFFICERS WHO ARE NOT DIRECTORS

C. EDWARD CHAPLIN, TREASURER. -- Vice President and Treasurer of Prudential since 1995; Prior to 1995: Managing Director and Assistant Treasurer of Prudential.

JAMES C. DROZANOWSKI, SENIOR VICE PRESIDENT. -- Vice President and Operations Executive, Prudential Individual Insurance Group since 1996; 1995 to 1996:
President and Chief Executive Officer of Chase Manhattan Bank; Prior to 1995:
Vice President, North America Customer Services, Chase Manhattan Bank.

CLIFFORD E. KIRSCH, CHIEF LEGAL OFFICER AND SECRETARY. -- Chief Counsel, Variable Products, Law Department of Prudential since 1995; Prior to 1995:
Associate General Counsel with Paine Webber.

FRANK P. MARINO, SENIOR VICE PRESIDENT. -- Vice President, Policyowner Relations Department, Prudential Individual Insurance Group since 1996; Prior to 1996:
Senior Vice President, Prudential Mutual Fund Services.

EDWARD A. MINOGUE, SENIOR VICE PRESIDENT. -- Vice President, Annuity Services, Prudential Investments since 1997; Prior to 1997: Director, Merrill Lynch.

HIROSHI NAKAJIMA, SENIOR VICE PRESIDENT. -- President & Chief Executive Officer, Pruco Life Insurance Company, Taiwan Branch since 1997; Prior to 1997: Senior Managing Director, Prudential Life Insurance Co., Ltd.

IMANTS SAKSONS, SENIOR VICE PRESIDENT. -- Vice President, Compliance, Prudential Individual Financial Services since 1998; Prior to 1998: Vice President, Market Conduct, U.S. Operations, Manulife Financial.

SHIRLEY H. SHAO, SENIOR VICE PRESIDENT AND CHIEF ACTUARY. -- Vice President and Associate Actuary, Prudential.

DENNIS G. SULLIVAN, VICE PRESIDENT AND CHIEF ACCOUNTING OFFICER. -- Vice President and Deputy Controller, Prudential since 1998; 1997 to 1998, Vice President and Controller, ContiFinancial Corporation; Prior to 1997, Director, Saloman Brothers.

The business address of all directors and officers of Pruco Life is 213 Washington Street, Newark, New Jersey 07102-2992.

Pruco Life directors and officers are elected annually.

                    (This page intentionally left blank.)


                                                       FINANCIAL STATEMENTS OF
                                                PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS (UNAUDITED)
MARCH 31, 1999

                                                                                   SUBACCOUNTS
                                                   ---------------------------------------------------------------------
                                                      MONEY       DIVERSIFIED                  FLEXIBLE    CONSERVATIVE
                                                      MARKET         BOND         EQUITY        MANAGED      BALANCED
                                                     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                    -----------   -----------   -----------   -----------   -----------
ASSETS
   Investment in The Prudential Series Fund, Inc.
      Portfolios at net asset value [Note 3] ....   $19,609,651   $42,031,090   $45,297,365   $33,403,623   $47,379,878
                                                    -----------   -----------   -----------   -----------   -----------
   Net Assets ...................................   $19,609,651   $42,031,090   $45,297,365   $33,403,623   $47,379,878
                                                    ===========   ===========   ===========   ===========   ===========

NET ASSETS, representing:
   Equity of contract owners ....................   $19,609,651   $42,031,090   $45,297,365   $33,403,623   $47,379,878
                                                    -----------   -----------   -----------   -----------   -----------
                                                    $19,609,651   $42,031,090   $45,297,365   $33,403,623   $47,379,878
                                                    ===========   ===========   ===========   ===========   ===========


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A16 THROUGH A21

                                       A1


                                   SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------
ZERO COUPON        HIGH
   BOND            YIELD          STOCK         EQUITY        NATURAL                      GOVERNMENT
   2000            BOND           INDEX         INCOME       RESOURCES        GLOBAL         INCOME
 PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO       PORTFOLIO     PORTFOLIO
------------   ------------   ------------   ------------   ------------   ------------   ------------
$ 17,431,308   $  2,988,677   $173,693,440   $ 14,500,611   $    940,287   $ 14,086,716   $  8,657,238
------------   ------------   ------------   ------------   ------------   ------------   ------------
$ 17,431,308   $  2,988,677   $173,693,440   $ 14,500,611   $    940,287   $ 14,086,716   $  8,657,238
============   ============   ============   ============   ============   ============   ============


$ 17,431,308   $  2,988,677   $173,693,440   $ 14,500,611   $    940,287   $ 14,086,716   $  8,657,238
------------   ------------   ------------   ------------   ------------   ------------   ------------
$ 17,431,308   $  2,988,677   $173,693,440   $ 14,500,611   $    940,287   $ 14,086,716   $  8,657,238
============   ============   ============   ============   ============   ============   ============

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A16 THROUGH A21

                                       A2

                             FINANCIAL STATEMENTS OF
                      PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT


STATEMENTS OF NET ASSETS (UNAUDITED)
MARCH 31, 1999


                                                                 SUBACCOUNTS
                                                    ----------------------------------------
                                                     ZERO COUPON                   SMALL
                                                       BOND       PRUDENTIAL   CAPITALIZATION
                                                       2005        JENNISON        STOCK
                                                     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                    -----------   -----------   -----------
ASSETS
   Investment in The Prudential Series Fund, Inc.
      Portfolios at net asset value [Note 3] ....   $16,321,258   $ 4,386,074   $10,412,507
                                                    -----------   -----------   -----------
   Net Assets ...................................   $16,321,258   $ 4,386,074   $10,412,507
                                                    ===========   ===========   ===========
NET ASSETS, representing:
   Equity of contract owners ....................   $16,321,258   $ 4,386,074   $10,412,507
                                                    -----------   -----------   -----------
                                                    $16,321,258   $ 4,386,074   $10,412,507
                                                    ===========   ===========   ===========


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A16 THROUGH A21

                                       A3

                             FINANCIAL STATEMENTS OF
                      PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT



STATEMENTS OF OPERATIONS
For the three months ended March 31, 1999 and the years ended December 31, 1998 and 1997

                                                                                   SUBACCOUNTS
                                                   ---------------------------------------------------------------------------------
                                                                   MONEY                                DIVERSIFIED
                                                                   MARKET                                  BOND
                                                                  PORTFOLIO                              PORTFOLIO
                                                  ----------------------------------------------------------------------------------
                                                    1/1/99       1/1/98       1/1/97       1/1/99          1/1/98         1/1/97
                                                      TO           TO           TO           TO              TO             TO
                                                    3/31/99     12/31/98     12/31/97      3/31/99        12/31/98       12/31/97
                                                  (UNAUDITED)                            (UNAUDITED)
                                                  -----------  -----------  -----------   -----------    -----------    -----------
INVESTMENT INCOME
   Dividend income ............................   $   162,811  $   461,945  $   461,061   $         0    $ 2,359,120    $ 2,574,631
                                                  -----------  -----------  -----------   -----------    -----------    -----------
EXPENSES
   Charges to contract owners for assuming
     mortality risk and expense risk [Note 5A]         20,701       53,117       50,651        59,784        229,634        205,292
    Reimbursement for excess expenses [Note 5C]             0            0            0             0              0              0
                                                  -----------  -----------  -----------   -----------    -----------    -----------
NET EXPENSES ..................................        20,701       53,117       50,651        59,784        229,634        205,292
                                                  -----------  -----------  -----------   -----------    -----------    -----------
NET INVESTMENT INCOME (LOSS) ..................       142,110      408,828      410,410       (59,784)     2,129,486      2,369,339
                                                  -----------  -----------  -----------   -----------    -----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
     Capital gains distributions received .....             0            0            0             0        128,093        408,037
     Realized gain (loss) on shares redeemed ..             0            0            0         1,731        173,161         94,146
     Net change in unrealized gain (loss)
      on investments ..........................             0            0            0      (168,005)       (29,348)      (288,588)
                                                  -----------  -----------  -----------   -----------    -----------    -----------
NET GAIN (LOSS) ON INVESTMENTS ................             0            0            0      (166,274)       271,906        213,595
                                                  -----------  -----------  -----------   -----------    -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ..................   $   142,110  $   408,828  $   410,410   $  (226,058)   $ 2,401,392    $ 2,582,934
                                                  ===========  ===========  ===========   ===========    ===========    ===========


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A16 THROUGH A21

                                       A4


                                                    SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                            FLEXIBLE                                   CONSERVATIVE
                  EQUITY                                     MANAGED                                    BALANCED
                PORTFOLIO                                   PORTFOLIO                                   PORTFOLIO
-----------------------------------------   -----------------------------------------    -------------------------------------------
  1/1/99         1/1/98         1/1/97        1/1/99         1/1/98         1/1/97         1/1/99         1/1/98         1/1/97
    TO             TO             TO            TO             TO             TO             TO             TO             TO
  3/31/99       12/31/98       12/31/97       3/31/99       12/31/98       12/31/97        3/31/99       12/31/98       12/31/97
(UNAUDITED)                                 (UNAUDITED)                                  (UNAUDITED)
-----------    -----------    -----------   -----------    -----------    -----------    -----------    -----------    -----------
$         0    $   860,120    $ 1,108,812   $         0    $ 1,147,432    $ 1,050,936    $         0    $ 1,965,960    $ 2,025,296
-----------    -----------    -----------   -----------    -----------    -----------    -----------    -----------    -----------


     66,647        284,011        286,301        47,182        209,364        206,248         67,656        271,618        256,921
          0              0              0             0              0              0              0              0              0
-----------    -----------    -----------   -----------    -----------    -----------    -----------    -----------    -----------
     66,647        284,011        286,301        47,182        209,364        206,248         67,656        271,618        256,921
-----------    -----------    -----------   -----------    -----------    -----------    -----------    -----------    -----------
    (66,647)       576,109        822,511       (47,182)       938,068        844,688        (67,656)     1,694,342      1,768,375
-----------    -----------    -----------   -----------    -----------    -----------    -----------    -----------    -----------


          0      5,026,484      2,827,131             0      3,419,770      5,545,715              0      2,703,038      5,037,552
    263,128      4,779,486      1,774,816       (54,205)       353,509        605,368         (9,343)       935,553        200,066

     17,025     (5,230,122)     4,476,157       542,462     (1,305,317)    (1,682,924)       690,367       (276,688)    (1,945,306)
-----------    -----------    -----------   -----------    -----------    -----------    -----------    -----------    -----------
    280,153      4,575,848      9,078,104       488,257      2,467,962      4,468,159        681,024      3,361,903      3,292,312
-----------    -----------    -----------   -----------    -----------    -----------    -----------    -----------    -----------

$   213,506    $ 5,151,957    $ 9,900,615   $   441,075    $ 3,406,030    $ 5,312,847    $   613,368    $ 5,056,245    $ 5,060,687
===========    ===========    ===========   ===========    ===========    ===========    ===========    ===========    ===========

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A16 THROUGH A21

                                       A5


                                                       FINANCIAL STATEMENTS OF
                                                PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF OPERATIONS
For the three months ended March 31, 1999 and the years ended December 31, 1998 and 1997

                                                                                    SUBACCOUNTS
                                                  ---------------------------------------------------------------------------------
                                                                ZERO COUPON                                HIGH
                                                                   BOND                                   YIELD
                                                                   2000                                    BOND
                                                                 PORTFOLIO                              PORTFOLIO
                                                  ---------------------------------------------------------------------------------
                                                     1/1/99       1/1/98       1/1/97        1/1/99       1/1/98        1/1/97
                                                       TO           TO           TO            TO           TO            TO
                                                     3/31/99     12/31/98     12/31/97      3/31/99      12/31/98      12/31/97
                                                   (UNAUDITED)                            (UNAUDITED)
                                                  -----------   -----------  -----------  -----------   -----------   -----------
INVESTMENT INCOME
   Dividend income ............................   $         0   $   821,929  $   745,017   $         0   $   261,439   $   197,684
                                                  -----------   -----------  -----------   -----------   -----------   -----------
EXPENSES
   Charges to contract owners for assuming
     mortality risk and expense risk [Note 5A]         24,820       101,177      101,616         4,555        15,665        12,354
    Reimbursement for excess expenses [Note 5C]        (8,832)      (37,196)     (42,117)            0             0             0
                                                  -----------   -----------  -----------   -----------   -----------   -----------
NET EXPENSES ..................................        15,988        63,981       59,499         4,555        15,665        12,354
                                                  -----------   -----------  -----------   -----------   -----------   -----------
NET INVESTMENT INCOME (LOSS) ..................       (15,988)      757,948      685,518        (4,555)      245,774       185,330
                                                  -----------   -----------  -----------   -----------   -----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
     Capital gains distributions received .....             0       227,825      690,332             0             0             0
     Realized gain (loss) on shares redeemed ..          (348)      (52,050)     (94,913)      (36,419)       (4,633)       16,526
     Net change in unrealized gain (loss)
      on investments ..........................        32,187       217,606     (355,649)      106,301      (334,049)       59,640
                                                  -----------   -----------  -----------   -----------   -----------   -----------
NET GAIN (LOSS) ON INVESTMENTS ................        31,839       393,381      239,770        69,882      (338,682)       76,166
                                                  -----------   -----------  -----------   -----------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ..................   $    15,851   $ 1,151,329  $   925,288   $    65,327   $   (92,908)  $   261,496
                                                  ===========   ===========  ===========   ===========   ===========   ===========



           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A16 THROUGH A21

                                       A6



                                                     SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------------
                  STOCK                                      EQUITY                                    NATURAL
                  INDEX                                      INCOME                                   RESOURCES
                PORTFOLIO                                  PORTFOLIO                                  PORTFOLIO
----------------------------------------  ------------------------------------------   -----------------------------------------
  1/1/99         1/1/98        1/1/97        1/1/99         1/1/98         1/1/97        1/1/99         1/1/98         1/1/97
    TO             TO            TO            TO             TO             TO            TO             TO             TO
  3/31/99       12/31/98      12/31/97       3/31/99       12/31/98       12/31/97       3/31/99       12/31/98       12/31/97
(UNAUDITED)                                (UNAUDITED)                                (UNAUDITED)
-----------    -----------   -----------   -----------    -----------    -----------   -----------    -----------    -----------
$         0    $ 1,729,752   $ 1,326,042   $         0    $   365,234    $   370,792   $         0    $     8,084    $     8,087
-----------    -----------   -----------   -----------    -----------    -----------   -----------    -----------    -----------


    244,136        820,541       502,161        20,719         90,144         85,229         1,278          5,828          9,335
          0              0             0             0              0              0            (3)             0              0
-----------    -----------   -----------   -----------    -----------    -----------   -----------    -----------    -----------
    244,136        820,541       502,161        20,719         90,144         85,229         1,275          5,828          9,335
-----------    -----------   -----------   -----------    -----------    -----------   -----------    -----------    -----------
   (244,136)       909,211       823,881       (20,719)       275,090        285,563        (1,275)         2,256         (1,248)
-----------    -----------   -----------   -----------    -----------    -----------   -----------    -----------    -----------


          0      2,499,196     2,997,271             0        797,222      1,414,553             0         50,250        136,346
  1,427,705      5,771,729     2,754,626         1,653      2,673,910        481,377       (13,809)       (28,695)        24,931

  6,581,142     24,590,569    15,534,339       500,743     (4,107,342)     2,177,083        73,458       (210,866)      (299,786)
-----------    -----------   -----------   -----------    -----------    -----------   -----------    -----------    -----------
  8,008,847     32,861,494    21,286,236       502,396       (636,210)     4,073,013        59,649       (189,311)      (138,509)
-----------    -----------   -----------   -----------    -----------    -----------   -----------    -----------    -----------

$ 7,764,711    $33,770,705   $22,110,117   $   481,677    $  (361,120)   $ 4,358,576   $    58,374    $  (187,055)   $  (139,757)
===========    ===========   ===========   ===========    ===========    ===========   ===========    ===========    ===========


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A16 THROUGH A21

                                       A7


                                                       FINANCIAL STATEMENTS OF
                                                PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF OPERATIONS
For the three months ended March 31, 1999 and the years ended December 31, 1998 and 1997

                                                                                    SUBACCOUNTS
                                                  --------------------------------------------------------------------------------
                                                                                                       GOVERNMENT
                                                                 GLOBAL                                  INCOME
                                                                PORTFOLIO                               PORTFOLIO
                                                  --------------------------------------   --------------------------------------
                                                   1/1/99         1/1/98        1/1/97      1/1/99         1/1/98        1/1/97
                                                     TO             TO            TO          TO             TO            TO
                                                   3/31/99       12/31/98      12/31/97     3/31/99       12/31/98      12/31/97
                                                  (UNAUDITED)                              (UNAUDITED)
                                                  --------------------------------------   ---------------------------------------
INVESTMENT INCOME
   Dividend income ............................   $         0   $   160,959  $   149,254   $         0   $   402,330   $   257,272
                                                  -----------   -----------  -----------   -----------   -----------   -----------
EXPENSES
   Charges to contract owners for assuming
    mortality risk and expense risk [Note 5A]          19,239        70,813       80,250        12,199        38,968        23,144
    Reimbursement for excess expenses [Note 5C]             0             0            0             0             0             0
                                                  -----------   -----------  -----------   -----------   -----------   -----------
NET EXPENSES ..................................        19,239        70,813       80,250        12,199        38,968        23,144
                                                  -----------   -----------  -----------   -----------   -----------   -----------
NET INVESTMENT INCOME (LOSS) ..................       (19,239)       90,146       69,004       (12,199)      363,362       234,128
                                                  -----------   -----------  -----------   -----------   -----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
     Capital gains distributions received .....             0       536,310      504,462             0             0             0
     Realized gain (loss) on shares redeemed ..        40,178       235,100    1,501,595         3,471         8,247        17,410
     Net change in unrealized gain (loss)
      on investments ..........................       234,592     1,531,076     (871,934)     (126,900)      205,452        86,634
                                                  -----------   -----------  -----------   -----------   -----------   -----------
NET GAIN (LOSS) ON INVESTMENTS ................       274,770     2,302,486    1,134,123      (123,429)      213,699       104,044
                                                  -----------   -----------  -----------   -----------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ..................   $   255,531   $ 2,392,632  $ 1,203,127   $  (135,628)  $   577,061   $   338,172
                                                  ===========   ===========  ===========   ===========   ===========   ===========


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A16 THROUGH A21

                                       A8



                                                     SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
             ZERO COUPON                                                                                    SMALL
                 BOND                                     PRUDENTIAL                                    CAPITALIZATION
                 2005                                      JENNISON                                         STOCK
              PORTFOLIO                                    PORTFOLIO                                      PORTFOLIO
-----------------------------------------    -----------------------------------------    ------------------------------------------
   1/1/99        1/1/98          1/1/97        1/1/99         1/1/98         1/1/97        1/1/99          1/1/98         1/1/97
    TO             TO              TO           TO              TO             TO            TO             TO              TO
  3/31/99       12/31/98        12/31/97      3/31/99        12/31/98       12/31/97       3/31/99        12/31/98       12/31/97
(UNAUDITED)                                  (UNAUDITED)                                  (UNAUDITED)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$         0    $   650,198    $   485,431    $         0    $     3,905    $     1,751    $         0    $    49,149    $    39,052
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
     23,550         67,532         42,708          4,574         11,315          4,217         15,016         43,679         34,205
     (7,501)       (22,824)       (23,762)             0              0              0              0              0              0
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
     16,049         44,708         18,946          4,574         11,315          4,217         15,016         43,679         34,205
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
    (16,049)       605,490        466,485         (4,574)        (7,410)        (2,466)       (15,016)         5,470          4,847
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
          0          7,803        124,816              0         37,636         50,105              0        604,937        381,206
      1,207         12,587        225,279         26,682         22,375         43,121         (8,676)       (29,549)       703,647
   (503,083)       773,486        215,644        320,784        478,204         73,161       (976,199)       (95,776)       238,634
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
   (501,876)       793,876        565,739        347,466        538,215        166,387       (984,875)       479,612      1,323,487
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$  (517,925)   $ 1,399,366    $ 1,032,224    $   342,892    $   530,805    $   163,921    $  (999,891)   $   485,082    $ 1,328,334
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A16 THROUGH A21

                                       A9


                                                       FINANCIAL STATEMENTS OF
                                                PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the three months ended March 31, 1999 and the years ended December 31, 1998 and 1997

                                                                                                  SUBACCOUNTS
                                                  ----------------------------------------------------------------------------------
                                                                   MONEY                                   DIVERSIFIED
                                                                  MARKET                                      BOND
                                                                 PORTFOLIO                                  PORTFOLIO
                                                  ----------------------------------------  ----------------------------------------
                                                    1/1/99        1/1/98         1/1/97       1/1/99         1/1/98      1/1/97
                                                      TO            TO             TO           TO             TO          TO
                                                    3/31/99      12/31/98       12/31/97      3/31/99       12/31/98    12/31/97
                                                  (UNAUDITED)                               (UNAUDITED)
                                                  ------------  ------------  ------------  ------------  ------------ ------------
OPERATIONS
  Net investment income (loss) .................. $    142,110  $    408,828  $    410,410  $    (59,784) $  2,129,486 $  2,369,339
  Capital gains distributions received ..........            0             0             0             0       128,093      408,037
  Realized gain (loss) on shares redeemed .......            0             0             0         1,731       173,161       94,146
  Net change in unrealized gain (loss)
   on investments ...............................            0             0             0      (168,005)      (29,348)    (288,588)
                                                  ------------  ------------  ------------  ------------  ------------ ------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .....................      142,110       408,828       410,410      (226,058)    2,401,392    2,582,934
                                                  ------------  ------------  ------------  ------------  ------------ ------------

PREMIUM PAYMENTS AND OTHER OPERATING TRANSFERS
    Contract Owner Net Payments .................    4,820,171     8,459,179    16,018,494     1,173,544     4,026,378    5,573,222
    Policy Loans ................................            0             0       (45,968)         (153)      (10,790)           0
    Policy Loan Repayment and Interest ..........            0             0        44,362           103            85      449,595
    Surrenders, Withdrawals and Death Benefits ..      (40,508)       48,094      (447,841)     (108,348)   (5,421,341)  (3,109,854)
    Net Transfers From (To) Other Subaccounts
      or Fixed Rate Options .....................    1,824,070    (5,068,699)  (17,376,103)      170,804     4,043,371      146,922
    Administrative and Other Charges ............      (90,378)     (258,516)     (264,540)     (114,121)     (491,540)    (665,026)
                                                  ------------  ------------  ------------  ------------  ------------ ------------
TOTAL PREMIUM PAYMENTS AND OTHER
  OPERATING TRANSFERS ...........................    6,513,355     3,180,058    (2,071,596)    1,121,829     2,146,163    2,394,859
                                                  ------------  ------------  ------------  ------------  ------------ ------------

NET INCREASE (DECREASE) IN NET ASSETS
  RETAINED IN THE ACCOUNT [Note 7] ..............         (131)       (1,722)     (115,766)        3,789       (35,755)     (86,028)
                                                  ------------  ------------  ------------  ------------  ------------ ------------

TOTAL INCREASE (DECREASE) IN NET
  ASSETS ........................................    6,655,334     3,587,164    (1,776,952)      899,560     4,511,800    4,891,765

NET ASSETS
  Beginning of year .............................   12,954,317     9,367,153    11,144,105    41,131,530    36,619,730   31,727,965
                                                  ------------  ------------  ------------  ------------  ------------ ------------
  End of year ................................... $ 19,609,651  $ 12,954,317  $  9,367,153  $ 42,031,090  $ 41,131,530 $ 36,619,730
                                                  ============  ============  ============  ============  ============ ============


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A16 THROUGH A21

                                       A10


                                                       SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------
                                                           FLEXIBLE                                    CONSERVATIVE
                    EQUITY                                  MANAGED                                     BALANCED
                  PORTFOLIO                                PORTFOLIO                                    PORTFOLIO
-----------------------------------------  ------------------------------------------  ------------------------------------------
  1/1/99           1/1/98        1/1/97       1/1/99         1/1/98         1/1/97        1/1/99          1/1/98         1/1/97
    TO               TO            TO           TO             TO             TO            TO              TO             TO
  3/31/99         12/31/98      12/31/97      3/31/99       12/31/98       12/31/97       3/31/99        12/31/98       12/31/97
(UNAUDITED)                                 (UNAUDITED)                                (UNAUDITED)
------------   ------------  ------------  ------------  ------------    ------------  ------------    ------------  ------------
$    (66,647)  $    576,109  $    822,511  $    (47,182) $    938,068    $    844,688  $    (67,656)   $  1,694,342  $  1,768,375
           0      5,026,484     2,827,131             0     3,419,770       5,545,715             0       2,703,038     5,037,552
     263,128      4,779,486     1,774,816       (54,205)      353,509         605,368        (9,343)        935,553       200,066
      17,025     (5,230,122)    4,476,157       542,462    (1,305,317)     (1,682,924)      690,367        (276,688)   (1,945,306)
------------   ------------  ------------  ------------  ------------    ------------  ------------    ------------  ------------
     213,506      5,151,957     9,900,615       441,075     3,406,030       5,312,847       613,368       5,056,245     5,060,687
------------   ------------  ------------  ------------  ------------    ------------  ------------    ------------  ------------
   1,712,690      5,974,743     8,187,661       452,245     2,727,720       4,391,711       286,232       6,161,137     2,723,156
        (235)       (16,155)       (2,354)         (200)      (13,509)       (101,032)            0             (15)     (114,831)
         258          2,348         6,595           225         2,543         109,493             0             976     1,296,181
    (479,829)   (11,366,743)   (3,056,522)     (225,852)   (1,109,742)     (3,330,740)   (1,362,582)        (41,543)     (871,239)
  (2,147,207)    (6,233,542)   (2,416,623)      (44,917)   (9,445,233)      2,115,451       970,963     (11,038,745)    2,899,464
    (157,634)      (750,093)     (962,520)      (64,785)     (300,968)       (387,697)     (154,838)       (628,277)     (699,975)
------------   ------------  ------------  ------------  ------------    ------------  ------------    ------------  ------------
  (1,071,957)   (12,389,442)    1,756,237       116,716    (8,139,189)      2,797,186      (260,225)     (5,546,467)    5,232,756
------------   ------------  ------------  ------------  ------------    ------------  ------------    ------------  ------------
      (2,538)      (378,339)        2,060           591        99,015          (1,047)        1,759          (6,712)    1,650,849
------------   ------------  ------------  ------------  ------------    ------------  ------------    ------------  ------------
    (860,989)    (7,615,824)   11,658,912       558,382    (4,634,144)      8,108,986       354,902        (496,934)   11,944,292

  46,158,354     53,774,178    42,115,266    32,845,241    37,479,385      29,370,399    47,024,976      47,521,910    35,577,618
------------   ------------  ------------  ------------  ------------    ------------  ------------    ------------  ------------
$ 45,297,365   $ 46,158,354  $ 53,774,178  $ 33,403,623  $ 32,845,241    $ 37,479,385  $ 47,379,878    $ 47,024,976  $ 47,521,910
============   ============  ============  ============  ============    ============  ============    ============  ============


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A16 THROUGH A21

                                       A11


                                                       FINANCIAL STATEMENTS OF
                                                PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the three months ended March 31, 1999 and the years ended December 31, 1998 and 1997

                                                                                  SUBACCOUNTS
                                                 ----------------------------------------------------------------------------------
                                                                 ZERO COUPON                               HIGH YIELD
                                                                  BOND 2000                                   BOND
                                                                  PORTFOLIO                                PORTFOLIO
                                                  -----------------------------------------   --------------------------------------
                                                      1/1/99       1/1/98          1/1/97       1/1/99         1/1/98      1/1/97
                                                       TO            TO              TO           TO             TO          TO
                                                     3/31/99      12/31/98        12/31/97      3/31/99       12/31/98     12/31/97
                                                   (UNAUDITED)                                               (UNAUDITED)
                                                  ------------  ------------    ------------  ------------  ------------  ----------
OPERATIONS
  Net investment income (loss) .................. $    (15,988) $    757,948   $    685,518  $    (4,555) $    245,774  $   185,330
  Capital gains distributions received ..........            0       227,825        690,332            0             0            0
  Realized gain (loss) on shares redeemed .......         (348)      (52,050)       (94,913)     (36,419)       (4,633)      16,526
  Net change in unrealized gain (loss)
    on investments ..............................       32,187       217,606       (355,649)     106,301      (334,049)      59,640
                                                  ------------  ------------   ------------  -----------  ------------  -----------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS ..............       15,851     1,151,329        925,288       65,327       (92,908)     261,496
                                                  ------------  ------------   ------------  -----------  ------------  -----------

PREMIUM PAYMENTS AND OTHER OPERATING TRANSFERS
    Contract Owner Net Payments .................            0     2,718,006      2,096,958      231,299       637,224      330,357
    Policy Loans ................................            0             0              0            0             0            0
    Policy Loan Repayment and Interest ..........            0             0              0            0             0            0
    Surrenders, Withdrawals and Death Benefits ..            0            (5)       (99,448)    (197,615)       (1,826)    (298,998)
    Net Transfers From (To) Other Subaccounts
      or Fixed Rate Options .....................            0    (4,790,386)    (5,246,708)    (212,602)      556,432      297,454
    Administrative and Other Charges ............      (17,747)      (84,639)      (125,845)     (17,998)      (67,806)     (67,627)
                                                  ------------  ------------   ------------  -----------  ------------  -----------
TOTAL PREMIUM PAYMENTS AND OTHER
  OPERATING TRANSFERS ...........................      (17,747)   (2,157,024)    (3,375,043)    (196,916)    1,124,024      261,186
                                                  ------------  ------------   ------------  -----------  ------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RETAINED IN THE ACCOUNT [Note 7] ..............          244       (33,379)      (325,458)          27        (1,836)      (7,832)
                                                  ------------  ------------   ------------  -----------  ------------  -----------

TOTAL INCREASE (DECREASE) IN NET
  ASSETS ........................................       (1,652)   (1,039,074)    (2,775,213)    (131,562)    1,029,280      514,850

NET ASSETS
  Beginning of year .............................   17,432,960    18,472,034     21,247,247    3,120,239     2,090,959    1,576,109
                                                  ------------  ------------   ------------  -----------  ------------  -----------
  End of year ................................... $ 17,431,308  $ 17,432,960   $ 18,472,034  $ 2,988,677  $  3,120,239  $ 2,090,959
                                                  ============  ============   ============  ===========  ============  ===========


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A16 THROUGH A21

                                       A12


                                                      SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                              EQUITY                                      NATURAL
                STOCK INDEX                                   INCOME                                     RESOURCES
                  PORTFOLIO                                  PORTFOLIO                                   PORTFOLIO
--------------------------------------------  ------------------------------------------   -----------------------------------------
   1/1/99         1/1/98           1/1/97       1/1/99         1/1/98          1/1/97        1/1/99        1/1/98         1/1/97
     TO             TO               TO           TO             TO              TO            TO            TO             TO
   3/31/99       12/31/98         12/31/97      3/31/99       12/31/98        12/31/97       3/31/99      12/31/98       12/31/97
 (UNAUDITED)                                  (UNAUDITED)                                  (UNAUDITED)
-------------  -------------   -------------  ------------  ------------    ------------    ---------    -----------    -----------
$    (244,136) $     909,211   $     823,881  $    (20,719) $    275,090    $    285,563    $  (1,275)   $     2,256    $    (1,248)
            0      2,499,196       2,997,271             0       797,222       1,414,553            0         50,250        136,346
    1,427,705      5,771,729       2,754,626         1,653     2,673,910         481,377      (13,809)       (28,695)        24,931
    6,581,142     24,590,569      15,534,339       500,743    (4,107,342)      2,177,083       73,458       (210,866)      (299,786)
-------------  -------------   -------------  ------------  ------------    ------------    ---------    -----------    -----------

    7,764,711     33,770,705      22,110,117       481,677      (361,120)      4,358,576       58,374       (187,055)      (139,757)
-------------  -------------   -------------  ------------  ------------    ------------    ---------    -----------    -----------

    1,873,570     13,077,570      14,400,181       169,428       260,870         857,548          304         48,993        343,362
         (295)       (19,574)        (15,209)            0             0               0            0              0              0
          202            144          25,713             0             0               0            0              0              0
     (377,100)      (432,906)     (3,907,071)     (102,136)   (8,141,933)       (802,616)           0              0       (674,237)
   (2,217,613)    11,664,940      17,853,467      (428,213)    7,241,853        (358,547)      16,083         22,258         47,378
     (404,384)    (1,454,112)     (1,103,134)      (48,664)     (248,861)       (366,230)      (5,524)       (23,922)       (38,500)
-------------  -------------   -------------  ------------  ------------    ------------    ---------    -----------    -----------
   (1,125,620)    22,836,062      27,253,947      (409,585)     (888,071)       (669,845)      10,863         47,329       (321,997)
-------------  -------------   -------------  ------------  ------------    ------------    ---------    -----------    -----------
        2,013         42,339          (7,138)         (371)      (15,048)        (64,926)         (36)        (5,635)       (11,668)
-------------  -------------   -------------  ------------  ------------    ------------    ---------    -----------    -----------

    6,641,104     56,649,106      49,356,926        71,721    (1,264,239)      3,623,805       69,201       (145,361)      (473,422)

  167,052,336    110,403,230      61,046,304    14,428,890    15,693,129      12,069,324      871,086      1,016,447      1,489,869
-------------  -------------   -------------  ------------  ------------    ------------    ---------    -----------    -----------
$ 173,693,440  $ 167,052,336   $ 110,403,230  $ 14,500,611  $ 14,428,890    $ 15,693,129    $ 940,287    $   871,086    $ 1,016,447
=============  =============   =============  ============  ============    ============    =========    ===========    ===========


          SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A16 THROUGH A21

                                       A13


                                                       FINANCIAL STATEMENTS OF
                                                PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the three months ended March 31, 1999 and the years ended December 31, 1998 and 1997

                                                                                    SUBACCOUNTS
                                                  --------------------------------------------------------------------------------
                                                                                                         GOVERNMENT
                                                                   GLOBAL                                 INCOME
                                                                  PORTFOLIO                              PORTFOLIO
                                                  ---------------------------------------   --------------------------------------
                                                      1/1/99      1/1/98         1/1/97       1/1/99       1/1/98      1/1/97
                                                       TO           TO             TO           TO           TO          TO
                                                     3/31/99     12/31/98       12/31/97      3/31/99     12/31/98    12/31/97
                                                   (UNAUDITED)                              (UNAUDITED)
                                                  ------------  ------------  ------------  -----------  -----------  -----------
OPERATIONS
  Net investment income (loss) .................. $    (19,239) $     90,146  $     69,004  $   (12,199) $   363,362  $   234,128
  Capital gains distributions received ..........            0       536,310       504,462            0            0            0
  Realized gain (loss) on shares redeemed .......       40,178       235,100     1,501,595        3,471        8,247       17,410
  Net change in unrealized gain
   (loss) on investments ........................      234,592     1,531,076      (871,934)    (126,900)     205,452       86,634
                                                  ------------  ------------  ------------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS ..............      255,531     2,392,632     1,203,127     (135,628)     577,061      338,172
                                                  ------------  ------------  ------------  -----------  -----------  -----------

PREMIUM PAYMENTS AND OTHER OPERATING TRANSFERS
    Contract Owner Net Payments .................      442,552     1,832,043     2,622,189        8,004      139,842      425,284
    Policy Loans ................................            0             0       (67,171)           0            0            0
    Policy Loan Repayment and Interest ..........            0             0        67,209            0            0            0
    Surrenders, Withdrawals and Death Benefits ..            0       (16,418)   (4,072,024)        (120)         120   (1,472,671)
    Net Transfers From (To) Other Subaccounts
      or Fixed Rate Options .....................      380,623    (1,739,609)   (4,363,304)     343,717    4,402,000      763,266
    Administrative and Other Charges ............      (33,917)     (128,121)     (199,522)     (24,582)     (84,070)     (87,039)
                                                  ------------  ------------  ------------  -----------  -----------  -----------
TOTAL PREMIUM PAYMENTS AND OTHER
 OPERATING TRANSFERS ............................      789,258       (52,105)   (6,012,623)     327,019    4,457,892     (371,160)
                                                  ------------  ------------  ------------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS
  RETAINED IN THE ACCOUNT [Note 7] ..............        1,356       (27,164)     (140,126)        (120)      (2,141)    (104,696)
                                                  ------------  ------------  ------------  -----------  -----------  -----------

TOTAL INCREASE (DECREASE) IN NET
  ASSETS ........................................    1,046,145     2,313,363    (4,949,622)     191,271    5,032,812     (137,684)

NET ASSETS
  Beginning of year .............................   13,040,571    10,727,208    15,676,830    8,465,967    3,433,155    3,570,839
                                                  ------------  ------------  ------------  -----------  -----------  -----------
  End of year ................................... $ 14,086,716  $ 13,040,571  $ 10,727,208  $ 8,657,238  $ 8,465,967  $ 3,433,155
                                                  ============  ============  ============  ===========  ===========  ===========


          SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A16 THROUGH A21

                                       A14


                                                       SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                        ZERO COUPON                                                                     SMALL
                           BOND                             PRUDENTIAL                              CAPITALIZATION
                           2005                              JENNISON                                   STOCK
                         PORTFOLIO                          PORTFOLIO                                 PORTFOLIO
-----------------------------------------    ---------------------------------------    -------------------------------------------
   1/1/99        1/1/98        1/1/97          1/1/99         1/1/98         1/1/97       1/1/99          1/1/98          1/1/97
     TO            TO            TO             TO             TO            TO             TO              TO              TO
  3/31/99       12/31/98      12/31/97         3/31/99       12/31/98       12/31/97      3/31/99        12/31/98        12/31/97
(UNAUDITED)                                  (UNAUDITED)                                (UNAUDITED)
------------  ------------    -----------    -----------    -----------    ---------    ------------    ------------    -----------
$    (16,049) $    605,490    $   466,485    $    (4,574)   $    (7,410)   $  (2,466)   $    (15,016)   $      5,470    $     4,847
           0         7,803        124,816              0         37,636       50,105               0         604,937        381,206
       1,207        12,587        225,279         26,682         22,375       43,121          (8,676)        (29,549)       703,647
    (503,083)      773,486        215,644        320,784        478,204       73,161        (976,199)        (95,776)       238,634
------------  ------------    -----------    -----------    -----------    ---------    ------------    ------------    -----------

    (517,925)    1,399,366      1,032,224        342,892        530,805      163,921        (999,891)        485,082      1,328,334
------------  ------------    -----------    -----------    -----------    ---------    ------------    ------------    -----------

       7,870     2,768,957        962,033        112,734         75,139      238,539         832,782       1,531,442      2,981,948
           0             0              0              0              0            0               0               0              0
           0             0              0              0              0            0               0               0              0
          (1)       25,615        (26,502)             0              0     (293,084)            (75)        (19,451)    (4,293,128)

      65,691     6,405,234      3,302,946      1,196,322      1,234,490      508,875          82,279       2,745,637      1,826,062
     (16,586)      (52,935)       (50,149)        (9,559)       (22,311)      (8,919)        (36,989)       (129,979)      (180,256)
------------  ------------    -----------    -----------    -----------    ---------    ------------    ------------    -----------

      56,974     9,146,871      4,188,328      1,299,497      1,287,318      445,411         877,997       4,127,649        334,626
------------  ------------    -----------    -----------    -----------    ---------    ------------    ------------    -----------

         120       (91,783)       119,618          8,106         32,534          806          (8,967)        (24,899)        18,918
------------  ------------    -----------    -----------    -----------    ---------    ------------    ------------    -----------

    (460,831)   10,454,454      5,340,170      1,650,495      1,850,657      610,138        (130,861)      4,587,832      1,681,878

  16,782,089     6,327,635        987,465      2,735,579        884,922      274,784      10,543,368       5,955,536      4,273,658
------------  ------------    -----------    -----------    -----------    ---------    ------------    ------------    -----------
$ 16,321,258  $ 16,782,089    $ 6,327,635    $ 4,386,074    $ 2,735,579    $ 884,922    $ 10,412,507    $ 10,543,368    $ 5,955,536
============  ============    ===========    ===========    ===========    =========    ============    ============    ===========




          SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A16 THROUGH A21

                                       A15

                        NOTES TO FINANCIAL STATEMENTS OF
                      PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT
                           MARCH 31, 1999 (UNAUDITED)

NOTE 1: GENERAL

        Pruco Life Variable Universal Account (the "Account") was established on April 17, 1989 under Arizona law as a separate investment account of Pruco Life Insurance Company ("Pruco Life") which is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"). The assets of the Account are segregated from Pruco Life's other assets. Proceeds from sales of the Pruselect I and Pruselect II Variable Universal Life products are invested in the Account as directed by the contract owners.

        The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. There are fifteen subaccounts within the Account, each of which invests only in a corresponding portfolio of The Prudential Series Fund, Inc. (the "Series Fund"). The Series Fund is a diversified open-end management investment company, and is managed by Prudential. Beginning June 7, 1999, the following five additional non-Prudential administered subaccounts will be available to contract owners: AIM V.I. Value Fund; American Century VP Value Fund; Janus Growth Portfolio; MFS Emerging Growth Series; and the T. Rowe International Stock Portfolio.

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES

        The accompanying financial statements are prepared in conformity with generally accepted accounting principles ("GAAP"). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

        Investments--The investments in shares of the Series Fund are stated at the net asset value of the respective portfolio.

        Security Transactions--Realized gains and losses on security transactions are reported on an average cost basis. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

        Distributions Received--Dividend and capital gain distributions received are reinvested in additional shares of the Series Fund and are recorded on the ex-dividend date.


                                      A16

NOTE 3: INVESTMENT INFORMATION FOR THE PRUDENTIAL SERIES FUND, INC. PORTFOLIOS

        The net asset value per share (rounded) for each portfolio of the Series Fund, the number of shares of each portfolio held by the subaccounts of the Account and the aggregate cost of investments in such shares at March 31, 1999 were as follows: (unaudited)

                                                                 PORTFOLIOS
                                       --------------------------------------------------------------------
                                         MONEY       DIVERSIFIED                  FLEXIBLE    CONSERVATIVE
                                         MARKET         BOND         EQUITY       MANAGED       BALANCED
                                       -----------   ----------   -----------   ----------   -----------
Number of shares:                        1,960,965     3,814,074     1,520,046     1,987,128     3,096,724
Net asset value per share (rounded):   $     10.00   $     11.02   $     29.80   $     16.81   $     15.30
Cost                                   $19,609,651   $42,183,696   $41,477,010   $35,165,236   $47,298,386

                                                             PORTFOLIOS (CONTINUED)
                                       --------------------------------------------------------------------
                                          ZERO
                                         COUPON        HIGH
                                          BOND         YIELD         STOCK         EQUITY      NATURAL
                                          2000         BOND          INDEX         INCOME     RESOURCES
                                       -----------   ----------   -----------   ----------   -----------
Number of shares:                        1,366,090      404,970      4,391,743       699,162       73,575
Net asset value per share (rounded):   $     12.76   $     7.38   $      39.55   $     20.74   $    12.78
Cost:                                  $17,563,045   $3,157,605   $112,632,164   $14,375,101   $1,229,164

                                                             PORTFOLIOS (CONTINUED)
                                       --------------------------------------------------------------------
                                                                      ZERO
                                                                     COUPON                     SMALL
                                                     GOVERNMENT       BOND      PRUDENTIAL  CAPITALIZATION
                                         GLOBAL        INCOME         2005       JENNISON       STOCK
                                       -----------   ----------   -----------   ----------   -----------
Number of shares:                          651,861      739,935     1,251,630      166,139       777,053
Net asset value per share (rounded):   $     21.61   $    11.70   $     13.04   $    26.40   $     13.40
Cost:                                  $11,602,655   $8,490,639   $15,831,977   $3,498,471   $11,023,219

NOTE 4: CONTRACT OWNER UNIT INFORMATION

        Outstanding contract owner units, unit values and total value of contract owner equity at March 31, 1999 were as follows: (unaudited)

                                                                                   SUBACCOUNTS
                                                 ----------------------------------------------------------------------------------

                                                    MONEY         DIVERSIFIED                          FLEXIBLE      CONSERVATIVE
                                                   MARKET            BOND             EQUITY           MANAGED         BALANCED
                                                  PORTFOLIO       PORTFOLIO          PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                 -----------    --------------    --------------    --------------    ------------
Contract Owner Units Outstanding (Pruselect I)       297,188         4,899,575           718,944           821,549       5,407,410
Unit Value (Pruselect I) .....................   $   1.54975    $      2.05300    $      3.48794    $      2.77050    $    2.46091
                                                 -----------    --------------    -------------     --------------    ------------
Contract Owner Equity (Pruselect I) ..........   $   460,567    $   10,058,828    $   2,507,633     $    2,276,101    $ 13,307,151
                                                 -----------    --------------    -------------     --------------    ------------
Contract Owner Units Outstanding
   (Pruselect II) ............................    12,356,241        15,573,435        12,267,910        11,235,345      13,845,580
Unit Value (Pruselect II) ....................   $   1.54975    $      2.05300    $      3.48794    $      2.77050    $    2.46091
                                                 -----------    --------------    -------------     --------------    ------------
Contract Owner Equity (Pruselect II) .........   $19,149,084    $   31,972,262    $   42,789,732    $   31,127,522    $ 34,072,727
                                                 -----------    --------------    -------------     --------------    ------------
TOTAL CONTRACT OWNER EQUITY ..................   $19,609,651    $   42,031,090    $   45,297,365    $   33,403,623    $ 47,379,878
                                                 ===========    ==============    ==============    ==============    ============



                                      A17


                                                                        SUBACCOUNTS (CONTINUED)
                                                 -------------------------------------------------------------------------
                                                     ZERO
                                                    COUPON       HIGH YIELD        STOCK          EQUITY         NATURAL
                                                   BOND 2000        BOND           INDEX          INCOME        RESOURCES
                                                   PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                  -----------    ----------    -------------    ------------    ---------
Contract Owner Units Outstanding (Pruselect I)             --        29,598        8,347,889       1,226,037      249,323
Unit Value (Pruselect I) ......................   $        --    $  2.22115    $     4.25426    $    3.20691    $ 1.73302
                                                  -----------    ----------    -------------    ------------    ---------
Contract Owner Equity (Pruselect I) ...........   $        --    $   65,742    $  35,514,090    $  3,931,792    $ 432,082
                                                  -----------    ----------    -------------    ------------    ---------
Contract Owner Units Outstanding (Pruselect II)     8,144,063     1,315,956       32,480,232       3,295,639      293,248
Unit Value (Pruselect II) .....................   $   2.14037    $  2.22115    $     4.25426    $    3.20691    $ 1.73302
                                                  -----------    ----------    -------------    ------------    ---------
Contract Owner Equity (Pruselect II) ..........   $17,431,308    $2,922,935    $ 138,179,350    $ 10,568,819    $ 508,205
                                                  -----------    ----------    -------------    ------------    ---------
TOTAL CONTRACT OWNER EQUITY ...................   $17,431,308    $2,988,677    $ 173,693,440    $ 14,500,611    $ 940,287
                                                  ===========    ==========    =============    ============    =========


                                                                             SUBACCOUNTS (CONTINUED)
                                                  -------------------------------------------------------------------------
                                                                                  ZERO                          SMALL
                                                                GOVERNMENT       COUPON       PRUDENTIAL    CAPITALIZATION
                                                    GLOBAL       INCOME         BOND 2005      JENNISON         STOCK
                                                   PORTFOLIO    PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                  ----------- -------------   --------------  ------------    ------------
Contract Owner Units Outstanding (Pruselect I)             --     1,556,080           25,852       269,286             --
Unit Value (Pruselect I) ......................   $        -- $     1.96815   $      2.44489  $    2.80457    $        --
                                                  ----------- -------------   --------------  ------------    ------------
Contract Owner Equity (Pruselect I) ...........   $        -- $   3,062,599   $       63,206  $    755,230    $        --
                                                  ----------- -------------   --------------  ------------    ------------
Contract Owner Units Outstanding (Pruselect II)     7,863,699     2,842,588        6,649,809     1,294,617       6,557,407
Unit Value (Pruselect II) .....................   $   1.79136 $     1.96815   $      2.44489  $    2.80457    $    1.58790
                                                  ----------- -------------   --------------  ------------    ------------
Contract Owner Equity (Pruselect II) ..........   $14,086,716 $   5,594,639   $   16,258,052  $  3,630,844    $ 10,412,507
                                                  ----------- -------------   --------------  ------------    ------------
TOTAL CONTRACT OWNER EQUITY ...................   $14,086,716 $   8,657,238   $   16,321,258  $  4,386,074    $ 10,412,507
                                                  =========== =============   ==============  ============    ============


NOTE 5: CHARGES AND EXPENSES (UNAUDITED)

     A.   Mortality Risk and Expense Risk Charges

          The mortality risk and expense risk charges, at an effective annual rate of 0.90%, are applied daily against the net assets representing equity of contract owners held in each subaccount. Mortality risk is that contract holders may not live as long as estimated and expense risk is that the cost of issuing and administering the policies may exceed related charges by Pruco Life. Pruco Life currently intends to charge only 0.60% on these contracts, but reserves the right to make the full 0.90% charge.

     B.   Partial Withdrawal Charge

          A charge is imposed by Pruco Life on partial withdrawals of the cash surrender value. A charge equal to the lesser of $15 or 2% will be made in connection with each partial withdrawal of the cash surrender value of a contract.

     C.   Expense Reimbursement

          The Account is reimbursed by Pruco Life, on a non-guaranteed basis, for expenses incurred by the Series Fund in excess of the effective rate of 0.40% for all Zero Coupon Bond Portfolios and for the Stock Index Portfolio, 0.50% for the High Dividend Stock Portfolio, 0.55% for the Natural Resources Portfolio, and 0.65% for the High Yield Bond Portfolio of the average daily net assets of these portfolios.


                                      A18

     D.   Cost of Insurance Charges

          Contract owner contributions are subject to certain deductions prior to being invested in the Account. The deductions are for (1) transaction costs which are deducted from each premium payment to cover premium collection and processing costs; (2) state premium taxes; (3) sales charges which are deducted in order to compensate Pruco Life for the cost of selling the contract. Contracts are also subject to monthly charges for the costs of administering the contract.

NOTE 6: TAXES

        Pruco Life is taxed as a "life insurance company" as defined by the Internal Revenue Code and the results of operations of the Account form a part of Prudential's consolidated federal tax return. Under current federal law, no federal income taxes are payable by the Account. As such, no provision for tax liability has been recorded, in these financial statements.

NOTE 7: NET INCREASE (DECREASE) IN NET ASSETS RETAINED IN THE ACCOUNT

        The increase (decrease) in net assets retained in the Account represents the net contributions (withdrawals) of Pruco Life to (from) the Account. Effective October 13, 1998, Pruco Life no longer maintains a position in the Account. Previously, Pruco Life maintained a position in the Account for liquidity purposes including unit purchases and redemptions, fund share transactions and expense processing.

NOTE 8: UNIT ACTIVITY

        Transactions in units (including transfers among subaccounts) for the three months ended March 31, 1999, and the years ended December 31, 1998 and 1997 were as follows:

                                                                                SUBACCOUNTS
                                        ----------------------------------------------------------------------------------------
                                                          MONEY MARKET                             DIVERSIFIED BOND
                                                           PORTFOLIO                                 PORTFOLIO
                                        ----------------------------------------------------------------------------------------
                                          1/1/99                                         1/1/99
                                            TO              1/1/98       1/1/97            TO          1/1/98         1/1/97
                                          3/31/99             TO           TO            3/31/99         TO             TO
                                        (UNAUDITED)        12/13/98     12/31/97       (UNAUDITED)    12/13/98       12/31/97
                                        ----------------------------------------------------------------------------------------
         Contract Owner Contributions:   5,180,929        11,769,929   15,281,942       2,072,745     5,686,444      4,556,760
         Contract Owner Redemptions:      (968,829)       (9,721,732)  16,788,123)     (1,531,858)   (4,658,242)    (3,288,085)


                                                                         SUBACCOUNTS (CONTINUED)
                                        ----------------------------------------------------------------------------------------
                                                            EQUITY                               FLEXIBLE MANAGED
                                                           PORTFOLIO                                 PORTFOLIO
                                        ----------------------------------------------------------------------------------------
                                          1/1/99                                         1/1/99
                                            TO              1/1/98       1/1/97            TO          1/1/98         1/1/97
                                          3/31/99             TO           TO            3/31/99         TO             TO
                                        (UNAUDITED)        12/13/98     12/31/97       (UNAUDITED)    12/13/98       12/31/97
                                        ----------------------------------------------------------------------------------------
        Contract Owner Contributions:    1,031,422         2,885,417    4,465,527       1,730,484     8,590,002      4,476,620
        Contract Owner Redemptions:     (1,332,251)       (6,422,617)  (3,935,074)     (1,690,156)  (11,597,522)    (3,255,025)



                                                                         SUBACCOUNTS (CONTINUED)
                                         ----------------------------------------------------------------------------------------
                                                    CONSERVATIVE BALANCED                      ZERO COUPON BOND 2000
                                                           PORTFOLIO                               PORTFOLIO
                                        ----------------------------------------------------------------------------------------
                                          1/1/99                                         1/1/99
                                            TO              1/1/98       1/1/97            TO          1/1/98         1/1/97
                                          3/31/99             TO           TO            3/31/99         TO             TO
                                        (UNAUDITED)        12/13/98     12/31/97       (UNAUDITED)    12/13/98       12/31/97
                                        ----------------------------------------------------------------------------------------
        Contract Owner Contributions:     802,397        12,272,439    5,516,349              --     3,053,595     11,968,207
        Contract Owner Redemptions:      (908,658)      (14,641,165)   2,950,237)         (8,313)   (4,144,022)   (13,929,611)




                                      A19


                                                                         SUBACCOUNTS (CONTINUED)
                                        --------------------------------------------------------------------------------------------
                                                       HIGH YIELD BOND                               STOCK INDEX
                                                          PORTFOLIO                                   PORTFOLIO
                                       --------------------------------------------------------------------------------------------
                                            1/1/99                                        1/1/99
                                              TO            1/1/98        1/1/97            TO           1/1/98         1/1/97
                                            3/31/99           TO            TO            3/31/99          TO             TO
                                          (UNAUDITED)      12/13/98      12/31/97       (UNAUDITED)     12/13/98       12/31/97
                                       --------------------------------------------------------------------------------------------
        Contract Owner Contributions:      196,151         621,628     1,021,708       3,186,939     12,075,930     20,876,571
        Contract Owner Redemptions:       (286,821)       (117,717)     (879,849)     (3,457,339)    (5,649,830)   (11,486,568)



                                                                         SUBACCOUNTS (CONTINUED)
                                        --------------------------------------------------------------------------------------------
                                                        EQUITY INCOME                              NATURAL RESOURCES
                                                         PORTFOLIO                                     PORTFOLIO
                                       --------------------------------------------------------------------------------------------
                                            1/1/99                                        1/1/99
                                              TO            1/1/98        1/1/97            TO           1/1/98         1/1/97
                                            3/31/99           TO            TO            3/31/99          TO             TO
                                          (UNAUDITED)      12/13/98      12/31/97       (UNAUDITED)     12/13/98       12/31/97
                                       --------------------------------------------------------------------------------------------
        Contract Owner Contributions:     1,858,410       3,556,140       679,346          25,952         89,639        237,684
        Contract Owner Redemptions:      (1,988,244)     (3,811,832)     (873,682)        (18,660)       (66,113)      (378,671)


                                                                         SUBACCOUNTS (CONTINUED)
                                        --------------------------------------------------------------------------------------------
                                                            GLOBAL                                  GOVERNMENT INCOME
                                                          PORTFOLIO                                      PORTFOLIO
                                       --------------------------------------------------------------------------------------------
                                            1/1/99                                        1/1/99
                                              TO            1/1/98        1/1/97            TO           1/1/98         1/1/97
                                            3/31/99           TO            TO            3/31/99          TO             TO
                                          (UNAUDITED)      12/13/98      12/31/97       (UNAUDITED)     12/13/98       12/31/97
                                       --------------------------------------------------------------------------------------------
        Contract Owner Contributions:     794,299       2,263,591     0,705,193       2,612,877      3,917,010      3,049,723
        Contract Owner Redemptions:      (355,625)      2,393,156)    4,887,428)     (2,447,765)     1,539,750)    (3,251,977)


                                                                         SUBACCOUNTS (CONTINUED)
                                        --------------------------------------------------------------------------------------------
                                                   ZERO COUPON BOND 2005                         PRUDENTIAL JENNISON
                                                         PORTFOLIO                                     PORTFOLIO
                                       --------------------------------------------------------------------------------------------
                                            1/1/99                                        1/1/99
                                              TO            1/1/98        1/1/97            TO           1/1/98         1/1/97

                                            3/31/99           TO            TO            3/31/99          TO             TO
                                          (UNAUDITED)      12/13/98      12/31/97       (UNAUDITED)     12/13/98       12/31/97

                                       --------------------------------------------------------------------------------------------
        Contract Owner Contributions:       29,214       3,960,131     9,228,779         957,400      1,126,502        589,921
        Contract Owner Redemptions:         (6,697)        (75,113)   (6,935,187)       (469,077)      (524,101)      (302,690)



                                                 SUBACCOUNTS (CONTINUED)
                                       ----------------------------------------------
                                                SMALL CAPITALIZATION STOCK
                                                          PORTFOLIO
                                       ----------------------------------------------
                                            1/1/99
                                              TO            1/1/98        1/1/97
                                            3/31/99           TO            TO
                                          (UNAUDITED)      12/13/98      12/31/97
                                       ----------------------------------------------
        Contract Owner Contributions:      760,303       3,950,209     3,529,907
        Contract Owner Redemptions:       (242,621)     (1,275,859)   (3,181,968)




                                      A20

NOTE 9: PURCHASES AND SALES OF INVESTMENTS

       The aggregate costs of purchases and proceeds from sales of investments in the Series Fund for the three months ended March 31, 1999 were as follows: (unaudited)

                                              PORTFOLIOS
                     --------------------------------------------------------------------
                                   DIVERSIFIED                   FLEXIBLE   CONSERVATIVE
                     MONEY MARKET     BOND        EQUITY         MANAGED      BALANCED
                      ----------  -----------  ------------  -----------  --------------
       Purchases..   $7,238,814   $1,543,002     $ 1,786,840   $ 834,368    $ 1,265,409
       Sales......   $ (746,290)  $ (477,170)    $(2,927,982)  $(764,241)   $(1,591,531)


                                           PORTFOLIOS (CONTINUED)
                     --------------------------------------------------------------------

                     ZERO COUPON  HIGH YIELD       STOCK        EQUITY      NATURAL
                      BOND 2000      BOND          INDEX        INCOME     RESOURCES
                     ----------  -----------  ------------  -----------  --------------
        Purchases..   $     --    $ 296,419    $ 2,875,728    $ 165,301   $ 43,905
        Sales......   $(33,491)   $(497,863)   $(4,243,472)   $(595,975)  $(34,353)

                                           PORTFOLIOS (CONTINUED)
                     --------------------------------------------------------------------
                                                                             SMALL
                                  GOVERNMENT   ZERO COUPON   PRUDENTIAL  CAPITALIZATION
                       GLOBAL       INCOME      BOND 2005     JENNISON      STOCK
                     ----------  -----------  ------------  -----------  --------------
        Purchases..  $1,022,457   $ 440,751    $ 67,545     $1,402,976   $1,001,213
        Sales......  $ (251,083)  $(126,052)   $(26,500)    $  (99,946)  $ (147,199)




                                      A21


                                                       FINANCIAL STATEMENTS OF
                                                PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 1998


                                                                                          SUBACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                MONEY        DIVERSIFIED                   FLEXIBLE     CONSERVATIVE
                                                               MARKET           BOND         EQUITY         MANAGED       BALANCED
                                                              PORTFOLIO       PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                             -----------    -----------    -----------    -----------    -----------

ASSETS
   Investment in The Prudential Series Fund, Inc.
      Portfolios at net asset value [Note 3] ............    $12,954,317    $41,131,530    $46,158,354    $32,845,241    $47,024,976
                                                             -----------    -----------    -----------    -----------    -----------
   Net Assets ...........................................    $12,954,317    $41,131,530    $46,158,354    $32,845,241    $47,024,976
                                                             ===========    ===========    ===========    ===========    ===========

NET ASSETS, representing:
   Equity of contract owners ............................    $12,954,317    $41,131,530    $46,158,354    $32,845,241    $47,024,976
                                                             -----------    -----------    -----------    -----------    -----------
                                                             $12,954,317    $41,131,530    $46,158,354    $32,845,241    $47,024,976
                                                             ===========    ===========    ===========    ===========    ===========




                                     SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A37 THROUGH A44


                                                                 A22




                                                     SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------------
 ZERO COUPON           HIGH
    BOND               YIELD               STOCK             EQUITY             NATURAL                              GOVERNMENT
    2000                BOND               INDEX             INCOME            RESOURCES            GLOBAL             INCOME
  PORTFOLIO          PORTFOLIO           PORTFOLIO          PORTFOLIO          PORTFOLIO           PORTFOLIO          PORTFOLIO
 -----------         ----------        ------------        -----------         --------           -----------         ----------
 $17,432,960         $3,120,239        $167,052,336        $14,428,890         $871,086           $13,040,571         $8,465,967
 -----------         ----------        ------------        -----------         --------           -----------         ----------
 $17,432,960         $3,120,239        $167,052,336        $14,428,890         $871,086           $13,040,571         $8,465,967
 ===========         ==========        ============        ===========         ========           ===========         ==========



 $17,432,960         $3,120,239        $167,052,336        $14,428,890         $871,086           $13,040,571         $8,465,967
 -----------         ----------        ------------        -----------         --------           -----------         ----------
 $17,432,960         $3,120,239        $167,052,336        $14,428,890         $871,086           $13,040,571         $8,465,967
 ===========         ==========        ============        ===========         ========           ===========         ==========


                                     SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A37 THROUGH A44


                                                                 A23

                                    FINANCIAL STATEMENTS OF
                             PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 1998

                                                                   SUBACCOUNTS
                                                    -----------------------------------------
                                                    ZERO COUPON                    SMALL
                                                       BOND        PRUDENTIAL  CAPITALIZATION
                                                       2005         JENNISON       STOCK
                                                     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                    -----------   -----------   -----------
ASSETS
   Investment in The Prudential Series Fund, Inc.
      Portfolios at net asset value [Note 3] ....   $16,782,089   $ 2,735,579   $10,543,368
                                                    -----------   -----------   -----------
   Net Assets ...................................   $16,782,089   $ 2,735,579   $10,543,368
                                                    ===========   ===========   ===========

NET ASSETS, representing:
   Equity of contract owners ....................   $16,782,089   $ 2,735,579   $10,543,368
                                                    -----------   -----------   -----------
                                                    $16,782,089   $ 2,735,579   $10,543,368
                                                    ===========   ===========   ===========


                  SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A37 THROUGH A44


                                              A24


                                                       FINANCIAL STATEMENTS OF
                                                PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF OPERATIONS
For the years ended December 31, 1998, 1997 and 1996

                                                                                  SUBACCOUNTS
                                                 -----------------------------------------------------------------------------------
                                                                 MONEY                                  DIVERSIFIED
                                                                 MARKET                                     BOND
                                                               PORTFOLIO                                 PORTFOLIO
                                                 --------------------------------------   -----------------------------------------
                                                    1998         1997           1996         1998           1997          1996
                                                 ----------   -----------   -----------   -----------    -----------    -----------
INVESTMENT INCOME
   Dividend income ...........................   $  461,945   $   461,061   $   370,956   $ 2,359,120    $ 2,574,631    $ 2,171,278
                                                 ----------   -----------   -----------   -----------    -----------    -----------
EXPENSES
   Charges to contract owners for assuming
    mortality risk and expense risk [Note 5A]        53,117        50,651        40,789       229,634        205,292        210,590
   Reimbursement for excess expenses [Note 5C]            0             0             0             0              0              0
                                                 ----------   -----------   -----------   -----------    -----------    -----------
NET EXPENSES .................................       53,117        50,651        40,789       229,634        205,292        210,590
                                                 ----------   -----------   -----------   -----------    -----------    -----------
NET INVESTMENT INCOME (LOSS) .................      408,828       410,410       330,167     2,129,486      2,369,339      1,960,688
                                                 ----------   -----------   -----------   -----------    -----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
    Capital gains distributions received .....            0             0             0       128,093        408,037              0
    Realized gain (loss) on shares redeemed ..            0             0             0       173,161         94,146        296,104
    Net change in unrealized gain (loss)
      on investments .........................            0             0             0       (29,348)      (288,588)      (852,759)
                                                 ----------   -----------   -----------   -----------    -----------    -----------
NET GAIN (LOSS) ON INVESTMENTS ...............            0             0             0       271,906        213,595       (556,655)
                                                 ----------   -----------   -----------   -----------    -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .................   $  408,828   $   410,410   $   330,167   $ 2,401,392    $ 2,582,934    $ 1,404,033
                                                 ==========   ===========   ===========   ===========    ===========    ===========



                                     SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A37 THROUGH A44


                                                                 A25


                                                       SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                            FLEXIBLE                                   CONSERVATIVE
                 EQUITY                                     MANAGED                                      BALANCED
                PORTFOLIO                                   PORTFOLIO                                    PORTFOLIO
----------------------------------------    -----------------------------------------     ------------------------------------------
   1998            1997         1996           1998           1997           1996            1998           1997           1996
-----------    -----------   -----------    -----------    -----------    -----------     -----------    -----------    -----------

$   860,120    $ 1,108,812   $   897,405    $ 1,147,432    $ 1,050,936    $   810,334     $ 1,965,960    $ 2,025,296    $ 1,460,883
-----------    -----------   -----------    -----------    -----------    -----------     -----------    -----------    -----------

    284,011        286,301       203,014        209,364        206,248        145,789         271,618        256,921        213,652
          0              0             0              0              0              0               0              0              0
-----------    -----------   -----------    -----------    -----------    -----------     -----------    -----------    -----------
    284,011        286,301       203,014        209,364        206,248        145,789         271,618        256,921        213,652
-----------    -----------   -----------    -----------    -----------    -----------     -----------    -----------    -----------
    576,109        822,511       694,391        938,068        844,688        664,545       1,694,342      1,768,375      1,247,231
-----------    -----------   -----------    -----------    -----------    -----------     -----------    -----------    -----------


  5,026,484      2,827,131     3,585,387      3,419,770      5,545,715      2,731,323       2,703,038      5,037,552      2,164,504
  4,779,486      1,774,816       633,352        353,509        605,368         75,275         935,553        200,066        464,539

 (5,230,122)     4,476,157       759,941     (1,305,317)    (1,682,924)      (331,513)       (276,688)    (1,945,306)       108,733
-----------    -----------   -----------    -----------    -----------    -----------     -----------    -----------    -----------
  4,575,848      9,078,104     4,978,680      2,467,962      4,468,159      2,475,085       3,361,903      3,292,312      2,737,776
-----------    -----------   -----------    -----------    -----------    -----------     -----------    -----------    -----------

$ 5,151,957    $ 9,900,615   $ 5,673,071    $ 3,406,030    $ 5,312,847    $ 3,139,630     $ 5,056,245    $ 5,060,687    $ 3,985,007
===========    ===========   ===========    ===========    ===========    ===========     ===========    ===========    ===========



                                     SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A37 THROUGH A44


                                                                 A26


                                                       FINANCIAL STATEMENTS OF
                                                PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF OPERATIONS
For the years ended December 31, 1998, 1997 and 1996

                                                                                     SUBACCOUNTS
                                                  ----------------------------------------------------------------------------------
                                                                ZERO COUPON                                  HIGH
                                                                    BOND                                     YIELD
                                                                    2000                                      BOND
                                                                 PORTFOLIO                                 PORTFOLIO
                                                 -----------------------------------------    -------------------------------------
                                                    1998           1997           1996           1998         1997          1996
                                                 -----------    -----------    -----------    ----------    ----------   ----------
INVESTMENT INCOME
   Dividend income ...........................   $   821,929    $   745,017    $   472,600    $  261,439    $  197,684   $  132,351
                                                 -----------    -----------    -----------    ----------    ----------   ----------
EXPENSES
   Charges to contract owners for assuming
    mortality risk and expense risk [Note 5A]        101,177        101,616         34,875        15,665        12,354        7,323
   Reimbursement for excess expenses [Note 5C]       (37,196)       (42,117)        (8,393)            0             0            0
                                                 -----------    -----------    -----------    ----------    ----------   ----------
NET EXPENSES .................................        63,981         59,499         26,482        15,665        12,354        7,323
                                                 -----------    -----------    -----------    ----------    ----------   ----------
NET INVESTMENT INCOME (LOSS) .................       757,948        685,518        446,118       245,774       185,330      125,028
                                                 -----------    -----------    -----------    ----------    ----------   ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
    Capital gains distributions received .....       227,825        690,332              0             0             0            0
    Realized gain (loss) on shares redeemed ..       (52,050)       (94,913)        81,019        (4,633)       16,526        3,467
    Net change in unrealized gain (loss)
      on investments .........................       217,606       (355,649)       (17,112)     (334,049)       59,640       (3,313)
                                                 -----------    -----------    -----------    ----------    ----------   ----------
NET GAIN (LOSS) ON INVESTMENTS ...............       393,381        239,770         63,907      (338,682)       76,166          154
                                                 -----------    -----------    -----------    ----------    ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .................   $ 1,151,329    $   925,288    $   510,025    $  (92,908)   $  261,496   $  125,182
                                                 ===========    ===========    ===========    ==========    ==========   ==========



                                     SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A37 THROUGH A44


                                                                 A27


                                                     SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------

                  STOCK                                      EQUITY                                 NATURAL
                  INDEX                                      INCOME                                RESOURCES
                PORTFOLIO                                  PORTFOLIO                               PORTFOLIO
----------------------------------------   ----------------------------------------   --------------------------------------
    1998           1997         1996          1998           1997          1996         1998          1997           1996
------------   -----------   -----------   -----------    -----------   -----------   ----------    ----------    ----------

$  1,729,752   $ 1,326,042   $   900,654   $   365,234    $   370,792   $   475,277   $    8,084    $    8,087    $    8,770
------------   -----------   -----------   -----------    -----------   -----------   ----------    ----------    ----------


     820,541       502,161       260,862        90,144         85,229        94,957        5,828         9,335         7,362
           0             0             0             0              0             0            0             0          (160)
------------   -----------   -----------   -----------    -----------   -----------   ----------    ----------    ----------
     820,541       502,161       260,862        90,144         85,229        94,957        5,828         9,335         7,202
------------   -----------   -----------   -----------    -----------   -----------   ----------    ----------    ----------
     909,211       823,881       639,792       275,090        285,563       380,320        2,256        (1,248)        1,568
------------   -----------   -----------   -----------    -----------   -----------   ----------    ----------    ----------


   2,499,196     2,997,271       673,354       797,222      1,414,553       485,860       50,250       136,346       172,185
   5,771,729     2,754,626       413,888     2,673,910        481,377       908,956      (28,695)       24,931        33,275

  24,590,569    15,534,339     7,149,445    (4,107,342)     2,177,083     1,098,444     (210,866)     (299,786)       88,415
------------   -----------   -----------   -----------    -----------   -----------   ----------    ----------    ----------
  32,861,494    21,286,236     8,236,687      (636,210)     4,073,013     2,493,260     (189,311)     (138,509)      293,875
------------   -----------   -----------   -----------    -----------   -----------   ----------    ----------    ----------

$ 33,770,705   $22,110,117   $ 8,876,479   $  (361,120)   $ 4,358,576   $ 2,873,580   $ (187,055)   $ (139,757)   $  295,443
============   ===========   ===========   ===========    ===========   ===========   ==========    ==========    ==========



                                     SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A37 THROUGH A44


                                                                 A28



                                                       FINANCIAL STATEMENTS OF
                                                PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF OPERATIONS
For the years ended December 31, 1998, 1997 and 1996


                                                                                    SUBACCOUNTS
                                                  ----------------------------------------------------------------------------------

                                                                                                         GOVERNMENT
                                                                 GLOBAL                                    INCOME
                                                               PORTFOLIO                                  PORTFOLIO
                                                 ----------------------------------------   ---------------------------------------
                                                    1998          1997           1996          1998          1997          1996
                                                 -----------   -----------    -----------   -----------   -----------   -----------
INVESTMENT INCOME
   Dividend income ...........................   $   160,959   $   149,254    $   312,052   $   402,330   $   257,272   $   215,507
                                                 -----------   -----------    -----------   -----------   -----------   -----------
EXPENSES
   Charges to contract owners for assuming
    mortality risk and expense risk [Note 5A]         70,813        80,250         67,425        38,968        23,144        17,932
   Reimbursement for excess expenses [Note 5C]             0             0              0             0             0             0
                                                 -----------   -----------    -----------   -----------   -----------   -----------
NET EXPENSES .................................        70,813        80,250         67,425        38,968        23,144        17,932
                                                 -----------   -----------    -----------   -----------   -----------   -----------
NET INVESTMENT INCOME (LOSS) .................        90,146        69,004        244,627       363,362       234,128       197,575
                                                 -----------   -----------    -----------   -----------   -----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
    Capital gains distributions received .....       536,310       504,462        240,786             0             0             0
    Realized gain (loss) on shares redeemed ..       235,100     1,501,595        155,802         8,247        17,410           553
    Net change in unrealized gain (loss)
      on investments .........................     1,531,076      (871,934)     1,328,007       205,452        86,634      (117,230)
                                                 -----------   -----------    -----------   -----------   -----------   -----------
NET GAIN (LOSS) ON INVESTMENTS ...............     2,302,486     1,134,123      1,724,595       213,699       104,044      (116,677)
                                                 -----------   -----------    -----------   -----------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .................   $ 2,392,632   $ 1,203,127    $ 1,969,222   $   577,061   $   338,172   $    80,898
                                                 ===========   ===========    ===========   ===========   ===========   ===========



                                     SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A37 THROUGH A44


                                                                 A29


                                                           SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                 ZERO COUPON                                                                                      SMALL
                     BOND                                        PRUDENTIAL                                   CAPITALIZATION
                     2005                                         JENNISON                                        STOCK
                  PORTFOLIO                                      PORTFOLIO                                      PORTFOLIO
-------------------------------------------    -----------------------------------------    ----------------------------------------
     1998            1997           1996           1998          1997           1996           1998           1997          1996
-------------    -----------    -----------    -----------    -----------    -----------    -----------    -----------   -----------

$     650,198    $   485,431    $    48,741    $     3,905    $     1,751    $       547    $    49,149    $    39,052   $    24,838
-------------    -----------    -----------    -----------    -----------    -----------    -----------    -----------   -----------


       67,532         42,708          5,414         11,315          4,217          1,034         43,679         34,205        11,568
      (22,824)       (23,762)        (1,163)             0              0              0              0              0             0
-------------    -----------    -----------    -----------    -----------    -----------    -----------    -----------   -----------
       44,708         18,946          4,251         11,315          4,217          1,034         43,679         34,205        11,568
-------------    -----------    -----------    -----------    -----------    -----------    -----------    -----------   -----------
      605,490        466,485         44,490         (7,410)        (2,466)          (487)         5,470          4,847        13,270
-------------    -----------    -----------    -----------    -----------    -----------    -----------    -----------   -----------


        7,803        124,816         10,654         37,636         50,105              0        604,937        381,206        76,737
       12,587        225,279             93         22,375         43,121           (693)       (29,549)       703,647         2,225

      773,486        215,644        (61,956)       478,204         73,161         14,438        (95,776)       238,634       219,537
-------------    -----------    -----------    -----------    -----------    -----------    -----------    -----------   -----------
      793,876        565,739        (51,209)       538,215        166,387         13,745        479,612      1,323,487       298,499
-------------    -----------    -----------    -----------    -----------    -----------    -----------    -----------   -----------

$   1,399,366    $ 1,032,224    $    (6,719)   $   530,805    $   163,921    $    13,258    $   485,082    $ 1,328,334   $   311,769
=============    ===========    ===========    ===========    ===========    ===========    ===========    ===========   ===========


                                     SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A37 THROUGH A44


                                                                 A30


                                                       FINANCIAL STATEMENTS OF
                                                PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 1998, 1997 and 1996

                                                                                SUBACCOUNTS
                                                               ----------------------------------------------
                                                                                   MONEY
                                                                                   MARKET
                                                                                 PORTFOLIO
                                                               ----------------------------------------------
                                                                    1998            1997           1996
                                                                ------------    ------------    ------------
OPERATIONS
  Net investment income (loss) ..............................   $    408,828    $    410,410    $    330,167
  Capital gains distributions received ......................              0               0               0
  Realized gain (loss) on shares redeemed ...................              0               0               0
  Net change in unrealized gain (loss) on investments .......              0               0               0
                                                                ------------    ------------    ------------



NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ................................................        408,828         410,410         330,167
                                                                ------------    ------------    ------------


NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  PREMIUM PAYMENTS
  AND OTHER OPERATING TRANSFERS
  [Note 7] ..................................................      3,180,058      (2,071,596)      4,126,018
                                                                ------------    ------------    ------------


NET INCREASE (DECREASE) IN NET ASSETS RETAINED IN THE ACCOUNT
  [Note 8] ..................................................         (1,722)       (115,766)     (2,181,943)
                                                                ------------    ------------    ------------


TOTAL INCREASE (DECREASE) IN NET
  ASSETS ....................................................      3,587,164      (1,776,952)      2,274,242


NET ASSETS
  Beginning of year .........................................      9,367,153      11,144,105       8,869,863
                                                                ------------    ------------    ------------
  End of year ...............................................   $ 12,954,317    $  9,367,153    $ 11,144,105
                                                                ============    ============    ============


                                                                                SUBACCOUNTS
                                                               ----------------------------------------------
                                                                                DIVERSIFIED
                                                                                   BOND
                                                                                 PORTFOLIO
                                                               ----------------------------------------------
                                                                    1998            1997           1996
                                                                ------------    ------------    ------------
OPERATIONS
  Net investment income (loss) ..............................   $  2,129,486    $  2,369,339    $  1,960,688
  Capital gains distributions received ......................        128,093         408,037               0
  Realized gain (loss) on shares redeemed ...................        173,161          94,146         296,104
  Net change in unrealized gain (loss) on investments .......        (29,348)       (288,588)       (852,759)
                                                                ------------    ------------    ------------



NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ................................................      2,401,392       2,582,934       1,404,033
                                                                ------------    ------------    ------------


NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  PREMIUM PAYMENTS
  AND OTHER OPERATING TRANSFERS
  [Note 7] ..................................................      2,146,163       2,394,859      (5,205,030)
                                                                ------------    ------------    ------------


NET INCREASE (DECREASE) IN NET ASSETS RETAINED IN THE ACCOUNT
  [Note 8] ..................................................        (35,755)        (86,028)        (35,291)
                                                                ------------    ------------    ------------


TOTAL INCREASE (DECREASE) IN NET
  ASSETS ....................................................      4,511,800       4,891,765      (3,836,288)


NET ASSETS
  Beginning of year .........................................     36,619,730      31,727,965      35,564,253
                                                                ------------    ------------    ------------
  End of year ...............................................   $ 41,131,530    $ 36,619,730    $ 31,727,965
                                                                ============    ============    ============


                                     SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A37 THROUGH A44


                                                                 A31



                                                      SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                              FLEXIBLE                                           CONSERVATIVE
                    EQUITY                                    MANAGED                                              BALANCED
                  PORTFOLIO                                  PORTFOLIO                                            PORTFOLIO
-----------------------------------------   ------------------------------------------   -------------------------------------------
    1998            1997         1996           1998           1997           1996          1998           1997           1996
------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------   ------------

$    576,109   $    822,511  $    694,391   $    938,068   $    844,688   $    664,545   $  1,694,342   $  1,768,375   $  1,247,231
   5,026,484      2,827,131     3,585,387      3,419,770      5,545,715      2,731,323      2,703,038      5,037,552      2,164,504
   4,779,486      1,774,816       633,352        353,509        605,368         75,275        935,553        200,066        464,539
  (5,230,122)     4,476,157       759,941     (1,305,317)    (1,682,924)      (331,513)      (276,688)    (1,945,306)       108,733
------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------   ------------




   5,151,957      9,900,615     5,673,071      3,406,030      5,312,847      3,139,630      5,056,245      5,060,687      3,985,007
------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------   ------------



 (12,389,442)     1,756,237     5,017,735     (8,139,189)     2,797,186      4,354,486     (5,546,467)     5,232,756     (1,853,576)
------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------   ------------

    (378,339)         2,060        (6,721)        99,015         (1,047)        16,614         (6,712)     1,650,849     (1,583,656)
------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------   ------------




  (7,615,824)    11,658,912    10,684,085     (4,634,144)     8,108,986      7,510,730       (496,934)    11,944,292        547,775

  53,774,178     42,115,266    31,431,181     37,479,385     29,370,399     21,859,669     47,521,910     35,577,618     35,029,843
------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------   ------------
$ 46,158,354   $ 53,774,178  $ 42,115,266   $ 32,845,241   $ 37,479,385   $ 29,370,399   $ 47,024,976   $ 47,521,910   $ 35,577,618
============   ============  ============   ============   ============   ============   ============   ============   ============


                                     SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A37 THROUGH A44


                                                                 A32


                             FINANCIAL STATEMENTS OF
                      PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 1998, 1997 and 1996


                                                                         SUBACCOUNTS
                                                        --------------------------------------------
                                                                         ZERO COUPON
                                                                            BOND
                                                                            2000
                                                                          PORTFOLIO
                                                        --------------------------------------------
                                                            1998            1997           1996
                                                        ------------    ------------    ------------
OPERATIONS
  Net investment income (loss) ......................   $    757,948    $    685,518    $    446,118
  Capital gains distributions received ..............        227,825         690,332               0
  Realized gain (loss) on shares redeemed ...........        (52,050)        (94,913)         81,019
  Net change in unrealized gain (loss) on investments        217,606        (355,649)        (17,112)
                                                        ------------    ------------    ------------


NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM
 OPERATIONS .........................................      1,151,329         925,288         510,025
                                                        ------------    ------------    ------------


NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM
 PREMIUM PAYMENTS
 AND OTHER OPERATING TRANSFERS
 [Note 7] ...........................................     (2,157,024)     (3,375,043)     20,209,923
                                                        ------------    ------------    ------------


NET INCREASE (DECREASE) IN NET ASSETS
 RETAINED IN THE ACCOUNT
 [Note 8] ...........................................        (33,379)       (325,458)         (9,441)
                                                        ------------    ------------    ------------


TOTAL INCREASE (DECREASE) IN NET
  ASSETS ............................................     (1,039,074)     (2,775,213)     20,710,507


NET ASSETS
  Beginning of year .................................     18,472,034      21,247,247         536,740
                                                        ------------    ------------    ------------
  End of year .......................................   $ 17,432,960    $ 18,472,034    $ 21,247,247
                                                        ============    ============    ============


                                                                         SUBACCOUNTS
                                                        --------------------------------------------
                                                                            HIGH
                                                                            YIELD
                                                                            BOND
                                                                          PORTFOLIO
                                                        --------------------------------------------
                                                            1998            1997           1996
                                                        ------------    ------------    ------------
OPERATIONS
  Net investment income (loss) ......................    $    245,774    $    185,330    $    125,028
  Capital gains distributions received ..............               0               0               0
  Realized gain (loss) on shares redeemed ...........          (4,633)         16,526           3,467
  Net change in unrealized gain (loss) on investments        (334,049)         59,640          (3,313)
                                                         ------------    ------------    ------------


NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM
 OPERATIONS .........................................         (92,908)        261,496         125,182
                                                         ------------    ------------    ------------


NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM
 PREMIUM PAYMENTS
 AND OTHER OPERATING TRANSFERS
 [Note 7] ...........................................       1,124,024         261,186         594,373
                                                         ------------    ------------    ------------


NET INCREASE (DECREASE) IN NET ASSETS
 RETAINED IN THE ACCOUNT
 [Note 8] ...........................................          (1,836)         (7,832)         (9,051)
                                                         ------------    ------------    ------------


TOTAL INCREASE (DECREASE) IN NET
  ASSETS ............................................       1,029,280         514,850         710,504


NET ASSETS
  Beginning of year .................................       2,090,959       1,576,109         865,605
                                                         ------------    ------------    ------------
  End of year .......................................    $  3,120,239    $  2,090,959    $  1,576,109
                                                         ============    ============    ============



           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A37 THROUGH A44


                                       A33



                                                        SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                EQUITY                                      NATURAL
                 STOCK INDEX                                    INCOME                                     RESOURCES
                  PORTFOLIO                                   PORTFOLIO                                    PORTFOLIO
-------------------------------------------  ------------------------------------------   ------------------------------------------
    1998           1997            1996          1998           1997           1996           1998           1997           1996
-------------  -------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------

$     909,211  $     823,881   $    639,792  $    275,090   $    285,563   $    380,320   $      2,256   $     (1,248)  $      1,568
    2,499,196      2,997,271        673,354       797,222      1,414,553        485,860         50,250        136,346        172,185
    5,771,729      2,754,626        413,888     2,673,910        481,377        908,956        (28,695)        24,931         33,275
   24,590,569     15,534,339      7,149,445    (4,107,342)     2,177,083      1,098,444       (210,866)      (299,786)        88,415
-------------  -------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------




   33,770,705     22,110,117      8,876,479      (361,120)     4,358,576      2,873,580       (187,055)      (139,757)       295,443
-------------  -------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------




   22,836,062     27,253,947     17,931,933      (888,071)      (669,845)    (7,025,151)        47,329       (321,997)       425,963
-------------  -------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------



       42,339         (7,138)        62,929       (15,048)       (64,926)      (214,892)        (5,635)       (11,668)         3,239
-------------  -------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------



   56,649,106     49,356,926     26,871,341    (1,264,239)     3,623,805     (4,366,463)      (145,361)      (473,422)       724,645



  110,403,230     61,046,304     34,174,963    15,693,129     12,069,324     16,435,787      1,016,447      1,489,869        765,224
-------------  -------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------
$ 167,052,336  $ 110,403,230   $ 61,046,304  $ 14,428,890   $ 15,693,129   $ 12,069,324   $    871,086   $  1,016,447   $  1,489,869
=============  =============   ============  ============   ============   ============   ============   ============   ============



                                     SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A37 THROUGH A44


                                                                 A34


                             FINANCIAL STATEMENTS OF
                      PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 1998, 1997 and 1996


                                                                       SUBACCOUNTS
                                                     -----------------------------------------------

                                                                         GLOBAL
                                                                       PORTFOLIO
                                                     ----------------------------------------------
                                                          1998            1997           1996
                                                     --------------- ------------------------------
OPERATIONS
 Net investment income (loss) ......................   $     90,146    $     69,004    $    244,627
 Capital gains distributions received ..............        536,310         504,462         240,786
 Realized gain (loss) on shares redeemed ...........        235,100       1,501,595         155,802
 Net change in unrealized gain (loss) on investments      1,531,076        (871,934)      1,328,007
                                                       ------------    ------------    ------------


NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM
 OPERATIONS ........................................      2,392,632       1,203,127       1,969,222
                                                       ------------    ------------    ------------


NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM
 PREMIUM PAYMENTS
 AND OTHER OPERATING TRANSFERS
 [Note 7] ..........................................        (52,105)     (6,012,623)      5,591,186
                                                       ------------    ------------    ------------


NET INCREASE (DECREASE) IN NET ASSETS
 RETAINED IN THE ACCOUNT
 [Note 8] ..........................................        (27,164)       (140,126)         72,239
                                                       ------------    ------------    ------------


TOTAL INCREASE (DECREASE) IN NET
  ASSETS ...........................................      2,313,363      (4,949,622)      7,632,647


NET ASSETS
  Beginning of year ................................     10,727,208      15,676,830       8,044,183
                                                       ------------    ------------    ------------
  End of year ......................................   $ 13,040,571    $ 10,727,208    $ 15,676,830
                                                       ============    ============    ============


                                                                       SUBACCOUNTS
                                                     -----------------------------------------------
                                                                       GOVERNMENT
                                                                         INCOME
                                                                       PORTFOLIO
                                                     ----------------------------------------------
                                                          1998            1997           1996
                                                     --------------- ------------------------------
OPERATIONS
 Net investment income (loss) ......................   $    363,362    $    234,128    $    197,575
 Capital gains distributions received ..............              0               0               0
 Realized gain (loss) on shares redeemed ...........          8,247          17,410             553
 Net change in unrealized gain (loss) on investments        205,452          86,634        (117,230)
                                                       ------------    ------------    ------------


NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM
 OPERATIONS ........................................        577,061         338,172          80,898
                                                       ------------    ------------    ------------


NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM
 PREMIUM PAYMENTS
 AND OTHER OPERATING TRANSFERS
 [Note 7] ..........................................      4,457,892        (371,160)      1,069,544
                                                       ------------    ------------    ------------


NET INCREASE (DECREASE) IN NET ASSETS
 RETAINED IN THE ACCOUNT
 [Note 8] ..........................................         (2,141)       (104,696)         75,388
                                                       ------------    ------------    ------------


TOTAL INCREASE (DECREASE) IN NET
  ASSETS ...........................................      5,032,812        (137,684)      1,225,830


NET ASSETS
  Beginning of year ................................      3,433,155       3,570,839       2,345,009
                                                       ------------    ------------    ------------
  End of year ......................................   $  8,465,967    $  3,433,155    $  3,570,839
                                                       ============    ============    ============



           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A37 THROUGH A44


                                       A35



                                                       SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                  ZERO COUPON                                                                             SMALL
                     BOND                                    PRUDENTIAL                              CAPITALIZATION
                     2005                                     JENNISON                                    STOCK
                  PORTFOLIO                                  PORTFOLIO                                  PORTFOLIO
----------------------------------------    -----------------------------------------    -------------------------------------------
    1998           1997          1996          1998           1997           1996           1998            1997           1996
------------    -----------   ----------    -----------    -----------    -----------    ------------   ------------   ------------

$    605,490    $   466,485   $   44,490    $    (7,410)   $    (2,466)   $      (487)   $      5,470   $      4,847   $     13,270
       7,803        124,816       10,654         37,636         50,105              0         604,937        381,206         76,737
      12,587        225,279           93         22,375         43,121           (693)        (29,549)       703,647          2,225
     773,486        215,644      (61,956)       478,204         73,161         14,438         (95,776)       238,634        219,537
------------    -----------   ----------    -----------    -----------    -----------    ------------   ------------   ------------


   1,399,366      1,032,224       (6,719)       530,805        163,921         13,258         485,082      1,328,334        311,769
------------    -----------   ----------    -----------    -----------    -----------    ------------   ------------   ------------


   9,146,871      4,188,328       95,281      1,287,318        445,411        229,628       4,127,649        334,626      3,553,224
------------    -----------   ----------    -----------    -----------    -----------    ------------   ------------   ------------


     (91,783)       119,618        6,971         32,534            806            770         (24,899)        18,918        (50,657)
------------    -----------   ----------    -----------    -----------    -----------    ------------   ------------   ------------



  10,454,454      5,340,170       95,533      1,850,657        610,138        243,656       4,587,832      1,681,878      3,814,336




   6,327,635        987,465      891,932        884,922        274,784         31,128       5,955,536      4,273,658        459,322
------------    -----------   ----------    -----------    -----------    -----------    ------------   ------------   ------------
$ 16,782,089    $ 6,327,635   $  987,465    $ 2,735,579    $   884,922    $   274,784    $ 10,543,368   $  5,955,536   $  4,273,658
============    ===========   ==========    ===========    ===========    ===========    ============   ============   ============



                                     SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A37 THROUGH A44


                                                                 A36

                        NOTES TO FINANCIAL STATEMENTS OF
                      PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT
                                December 31, 1998

NOTE 1:       GENERAL

              Pruco Life Variable Universal Account (the "Account") was established on April 17, 1989 under Arizona law as a separate investment account of Pruco Life Insurance Company ("Pruco Life") which is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"). The assets of the Account are segregated from Pruco Life's other assets. Proceeds from sales of the Pruselect I and Pruselect II Variable Universal Life products are invested in the Account as directed by the contract owners.

              The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. There are fifteen subaccounts within the Account, each of which invests only in a corresponding portfolio of The Prudential Series Fund, Inc. (the "Series Fund"). The Series Fund is a diversified open-end management investment company, and is managed by Prudential.

NOTE 2:       SIGNIFICANT ACCOUNTING POLICIES

              The accompanying financial statements are prepared in conformity with generally accepted accounting principles ("GAAP"). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

              Investments--The investments in shares of the Series Fund are stated at the net asset value of the respective portfolio.

              Security Transactions--Realized gains and losses on security transactions are reported on an average cost basis. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

              Distributions Received--Dividend and capital gain distributions received are reinvested in additional shares of the Series Fund and are recorded on the ex-dividend date.



                                      A37

NOTE 3:       INVESTMENT INFORMATION FOR THE PRUDENTIAL SERIES FUND, INC.
              PORTFOLIOS

              The net asset value per share (rounded) for each portfolio of the Series Fund, the number of shares of each portfolio held by the subaccounts of the Account and the aggregate cost of investments in such shares at December 31, 1998 were as follows:


                                                                                       PORTFOLIOS
                                                     -------------------------------------------------------------------------------
                                                        MONEY         DIVERSIFIED                        FLEXIBLE       CONSERVATIVE
                                                       MARKET            BOND            EQUITY           MANAGED         BALANCED
                                                     -----------      -----------      -----------      -----------      -----------
Number of shares:                                      1,295,432        3,718,551        1,557,468        1,983,317        3,118,251
Net asset value per share (rounded):                 $     10.00      $     11.06      $     29.64      $     16.56      $     15.08
Cost                                                 $12,954,317      $41,116,131      $42,355,024      $35,149,316      $47,633,851

                                                                                 PORTFOLIOS (CONTINUED)
                                                     -------------------------------------------------------------------------------
                                                        ZERO
                                                       COUPON           HIGH
                                                        BOND            YIELD           STOCK             EQUITY          NATURAL
                                                        2000            BOND            INDEX             INCOME         RESOURCES
                                                    ------------     ------------     ------------     ------------     ------------
Number of shares:                                      1,368,722          432,892        4,426,400          720,273           72,691
Net asset value per share (rounded):                $      12.74     $       7.21     $      37.74     $      20.03     $      11.98
Cost:                                               $ 17,596,884     $  3,395,468     $112,572,202     $ 14,804,123     $  1,233,421

                                                                                 PORTFOLIOS (CONTINUED)
                                                     -------------------------------------------------------------------------------
                                                                                                           ZERO
                                                                                                          COUPON          SMALL
                                                                      GOVERNMENT          BOND          PRUDENTIAL    CAPITALIZATION
                                                       GLOBAL           INCOME            2005           JENNISON         STOCK
                                                    ------------     ------------     ------------     ------------     ------------
Number of shares:                                        616,375          713,187        1,248,613          114,427          716,718
Net asset value per share (rounded):                 $     21.16      $     11.87      $     13.44      $     23.91      $     14.71
Cost:                                                $10,791,102      $ 8,172,468      $15,789,725      $ 2,168,760      $10,177,881

NOTE 4: CONTRACT OWNER UNIT INFORMATION

        Outstanding contract owner units, unit values and total value of contract owner equity at December 31, 1998 were as follows:

                                                                                        SUBACCOUNTS
                                                        ---------------------------------------------------------------------------

                                                            MONEY       DIVERSIFIED                     FLEXIBLE      CONSERVATIVE
                                                           MARKET           BOND          EQUITY         MANAGED         BALANCED
                                                          PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                        ------------    ------------    -----------   -------------   -------------
Contract Owner Units Outstanding
    (Pruselect I) ................................           284,050       4,967,427        751,308         925,294       5,454,469
Unit Value (Pruselect I) .........................      $    1.53463   $     2.06358    $   3.47377   $     2.73333   $     2.42907
                                                        ------------    ------------    -----------   -------------   -------------
Contract Owner Equity (Pruselect I) ..............      $    435,911   $  10,250,682    $ 2,609,870   $   2,529,134   $  13,249,288
                                                        ------------    ------------    -----------   -------------   -------------

Contract Owner Units Outstanding
    (Pruselect II) ...............................         8,157,279      14,964,696     12,536,375      11,091,272      13,904,782
Unit Value (Pruselect II) ........................      $    1.53463   $     2.06358    $   3.47377   $     2.73333   $     2.42907
                                                        ------------   -------------    -----------   -------------   -------------
Contract Owner Equity (Pruselect II) .............      $ 12,518,406   $  30,880,848    $43,548,484   $  30,316,107      33,775,688
                                                        ------------   -------------    -----------   -------------      ----------
TOTAL CONTRACT OWNER EQUITY ......................      $ 12,954,317   $  41,131,530    $46,158,354   $  32,845,241   $  47,024,976
                                                        ============   =============    ===========   =============   =============


                                      A38


                                                                              SUBACCOUNTS (CONTINUED)
                                                -----------------------------------------------------------------------------------
                                                    ZERO
                                                   COUPON          HIGH YIELD           STOCK            EQUITY           NATURAL
                                                  BOND 2000           BOND              INDEX            INCOME          RESOURCES
                                                  PORTFOLIO        PORTFOLIO          PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                ------------      -----------       -------------     -------------     ----------
Contract Owner Units Outstanding
 (Pruselect I)........................                    --           25,757           8,398,687         1,262,488        241,112
Unit Value (Pruselect I)..............          $         --      $   2.17253       $     4.06468     $     3.10198     $  1.62735
                                                ------------      -----------       -------------     -------------     ----------
Contract Owner Equity (Pruselect I)...          $         --      $    55,957       $  34,137,973     $   3,916,212     $  392,374
                                                ------------      -----------       -------------     -------------     ----------

Contract Owner Units Outstanding
 (Pruselect II).......................             8,152,376        1,410,467          32,699,834         3,389,022        294,167
Unit Value (Pruselect II).............          $    2.13839      $   2.17253       $     4.06468     $     3.10198     $  1.62735
                                                ------------      -----------       -------------     -------------     ----------
Contract Owner Equity (Pruselect II)..          $ 17,432,960      $ 3,064,282       $ 132,914,363     $  10,512,678     $  478,712
                                                ------------      -----------       -------------     -------------     ----------
TOTAL CONTRACT OWNER EQUITY...........          $ 17,432,960      $ 3,120,239       $ 167,052,336     $  14,428,890     $  871,086
                                                ============      ===========       =============     =============     ==========


                                                                              SUBACCOUNTS (CONTINUED)
                                              --------------------------------------------------------------------------------------
                                                                                     ZERO                                 SMALL
                                                                 GOVERNMENT         COUPON            PRUDENTIAL      CAPITALIZATION
                                                GLOBAL             INCOME          BOND 2005           JENNISON           STOCK
                                               PORTFOLIO         PORTFOLIO         PORTFOLIO          PORTFOLIO         PORTFOLIO
                                             -------------      ------------     -------------       ------------     -------------
Contract Owner Units Outstanding
 (Pruselect I)........................                  --         1,504,348                --            209,554                --
Unit Value (Pruselect I)..............       $          --      $    1.99973     $          --       $    2.54336     $          --
                                             -------------      ------------     -------------       ------------     -------------
Contract Owner Equity (Pruselect I)...       $          --      $  3,008,289     $          --       $    532,971     $          --
                                             -------------      ------------     -------------       ------------     -------------
Contract Owner Units Outstanding
 (Pruselect II).......................           7,425,025         2,729,208         6,653,144            866,023         6,039,725
Unit Value (Pruselect II).............       $     1.75630      $    1.99973     $     2.52243       $    2.54336     $     1.74567
                                             -------------      ------------     -------------       ------------     -------------
Contract Owner Equity (Pruselect II)..       $  13,040,571      $  5,457,678     $  16,782,089       $  2,202,608     $  10,543,368
                                             -------------      ------------     -------------       ------------     -------------
TOTAL CONTRACT OWNER EQUITY...........       $  13,040,571      $  8,465,967     $  16,782,089       $  2,735,579     $  10,543,368
                                             =============      ============     =============       ============     =============




NOTE 5: CHARGES AND EXPENSES

        A. Mortality Risk and Expense Risk Charges

        The mortality risk and expense risk charges, at an effective annual rate of 0.90%, are applied daily against the net assets representing equity of contract owners held in each subaccount. Mortality risk is that contract holders may not live as long as estimated and expense risk is that the cost of issuing and administering the policies may exceed related charges by Pruco Life. Pruco Life currently intends to charge only 0.60% on these contracts, but reserves the right to make the full 0.90% charge.

        B. Partial Withdrawal Charge

        A charge is imposed by Pruco Life on partial withdrawals of the cash surrender value. A charge equal to the lesser of $15 or 2% will be made in connection with each partial withdrawal of the cash surrender value of a contract.

        C. Expense Reimbursement

        The Account is reimbursed by Pruco Life, on a non-guaranteed basis, for expenses incurred by the Series Fund in excess of the effective rate of 0.40% for all Zero Coupon Bond Portfolios and for the Stock Index Portfolio, 0.50% for the High Dividend Stock Portfolio, 0.55% for the Natural Resources Portfolio, and 0.65% for the High Yield Bond Portfolio of the average daily net assets of these portfolios.

                                      A39

        D. Cost of Insurance Charges

        Contract owner contributions are subject to certain deductions prior to being invested in the Account. The deductions are for (1) transaction costs which are deducted from each premium payment to cover premium collection and processing costs; (2) state premium taxes; (3) sales charges which are deducted in order to compensate Pruco Life for the cost of selling the contract. Contracts are also subject to monthly charges for the costs of administering the contract.

NOTE 6: TAXES

        Pruco Life is taxed as a "life insurance company" as defined by the Internal Revenue Code and the results of operations of the Account form a part of Prudential's consolidated federal tax return. Under current federal law, no federal income taxes are payable by the Account. As such, no provision for tax liability has been recorded, in these financial statements.

NOTE 7: NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM PREMIUM PAYMENTS AND OTHER OPERATING TRANSFERS

        The following amounts represent components of contract owner activity for the years ended December 31, 1998 and 1997:

                                                                                               SUBACCOUNTS
                                                                       ------------------------------------------------------------
                                                                              MONEY MARKET                  DIVERSIFIED BOND
                                                                                PORTFOLIO                       PORTFOLIO
                                                                       ----------------------------    ----------------------------
                                                                           1998            1997            1998            1997
                                                                       ------------    ------------    ------------    ------------
Contract Owner Net Payments ........................................   $  8,459,179    $ 16,018,494    $  4,026,378    $  5,573,222
Policy Loans .......................................................              0         (45,968)        (10,790)              0
Policy Loan Repayment and Interest .................................              0          44,362              85         449,595
Surrenders, Withdrawals and Death Benefits .........................         48,094        (447,841)     (5,421,341)     (3,109,854)
Net Transfers From (To) Other Subaccounts or Fixed
 Rate Options ......................................................     (5,068,699)    (17,376,103)      4,043,371         146,922
Administrative and Other Charges ...................................       (258,516)       (264,540)       (491,540)       (665,026)
                                                                       ------------    ------------    ------------    ------------
Net Increase (Decrease) in Net Assets Resulting from Premium
 Payments and Other Operating Transfers ............................   $  3,180,058    $ (2,071,596)   $  2,146,163    $  2,394,859
                                                                       ============    ============    ============    ============


                                                                                          SUBACCOUNTS (CONTINUED)
                                                                       ------------------------------------------------------------
                                                                                 EQUITY                      FLEXIBLE MANAGED
                                                                                PORTFOLIO                       PORTFOLIO
                                                                       ----------------------------    ----------------------------
                                                                           1998            1997            1998            1997
                                                                       ------------    ------------    ------------    ------------
Contract Owner Net Payments ........................................   $  5,974,743    $  8,187,661    $  2,727,720    $  4,391,711
Policy Loans .......................................................        (16,155)         (2,354)        (13,509)       (101,032)
Policy Loan Repayment and Interest .................................          2,348           6,595           2,543         109,493
Surrenders, Withdrawals and Death Benefits .........................    (11,366,743)     (3,056,522)     (1,109,742)     (3,330,740)
Net Transfers From (To) Other Subaccounts or Fixed
 Rate Options ......................................................     (6,233,542)     (2,416,623)     (9,445,233)      2,115,451
Administrative and Other Charges ...................................       (750,093)       (962,520)       (300,968)       (387,697)
                                                                       ------------    ------------    ------------    ------------
Net Increase (Decrease) in Net Assets Resulting from Premium
 Payments and Other Operating Transfers ............................   $(12,389,442)   $  1,756,237    $ (8,139,189)   $  2,797,186
                                                                       ============    ============    ============    ============

                                                                                          SUBACCOUNTS (CONTINUED)
                                                                       ------------------------------------------------------------
                                                                                 EQUITY                      FLEXIBLE MANAGED
                                                                                PORTFOLIO                       PORTFOLIO
                                                                       ----------------------------    ----------------------------
                                                                           1998            1997            1998            1997
                                                                       ------------    ------------    ------------    ------------
Contract Owner Net Payments ........................................   $  6,161,137    $  2,723,156    $  2,718,006    $  2,096,958
Policy Loans .......................................................            (15)       (114,831)              0               0
Policy Loan Repayment and Interest .................................            976       1,296,181               0               0
Surrenders, Withdrawals and Death Benefits .........................        (41,543)       (871,239)             (5)        (99,448)
Net Transfers From (To) Other Subaccounts or Fixed
 Rate Options ......................................................    (11,038,745)      2,899,464      (4,790,386)     (5,246,708)
Administrative and Other Charges ...................................       (628,277)       (699,975)        (84,639)       (125,845)
                                                                       ------------    ------------    ------------    ------------
Net Increase (Decrease) in Net Assets Resulting from Premium
  Payments and Other Operating Transfers ...........................   $ (5,546,467)   $  5,232,756    $ (2,157,024)   $ (3,375,043)
                                                                       ============    ============    ============    ============

                                      A40

NOTE 7: NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM PREMIUM PAYMENTS AND OTHER OPERATING TRANSFERS (continued)

                                                                                          SUBACCOUNTS (CONTINUED)
                                                                       ------------------------------------------------------------
                                                                             HIGH YIELD BOND                    STOCK INDEX
                                                                                PORTFOLIO                        PORTFOLIO
                                                                       ----------------------------    ----------------------------
                                                                           1998            1997            1998            1997
                                                                       ------------    ------------    ------------    ------------
Contract Owner Net Payments ........................................   $    637,224    $    330,357    $ 13,077,570    $ 14,400,181
Policy Loans .......................................................              0               0         (19,574)        (15,209)
Policy Loan Repayment and Interest .................................              0               0             144          25,713
Surrenders, Withdrawals and Death Benefits .........................         (1,826)       (298,998)       (432,906)     (3,907,071)
Net Transfers From (To) Other Subaccounts or Fixed
   Rate Options ....................................................        556,432         297,454      11,664,940      17,853,467
Administrative and Other Charges ...................................        (67,806)        (67,627)     (1,454,112)     (1,103,134)
                                                                       ------------    ------------    ------------    ------------
Net Increase (Decrease) in Net Assets Resulting from Premium
   Payments and Other Operating Transfers ..........................   $  1,124,024    $    261,186    $ 22,836,062    $ 27,253,947
                                                                       ============    ============    ============    ============

                                                                                          SUBACCOUNTS (CONTINUED)
                                                                       ------------------------------------------------------------
                                                                              EQUITY INCOME                  NATURAL RESOURCES
                                                                                PORTFOLIO                        PORTFOLIO
                                                                       ----------------------------    ----------------------------
                                                                           1998            1997            1998            1997
                                                                       ------------    ------------    ------------    ------------
Contract Owner Net Payments ........................................   $    260,870    $    857,548    $     48,993    $    343,362
Policy Loans .......................................................              0               0               0               0
Policy Loan Repayment and Interest .................................              0               0               0               0
Surrenders, Withdrawals and Death Benefits .........................     (8,141,933)       (802,616)              0        (674,237)
Net Transfers From (To) Other Subaccounts or Fixed
   Rate Options ....................................................      7,241,853        (358,547)         22,258          47,378
Administrative and Other Charges ...................................       (248,861)       (366,230)        (23,922)        (38,500)
                                                                       ------------    ------------    ------------    ------------
Net Increase (Decrease) in Net Assets Resulting from Premium
   Payments and Other Operating Transfers ..........................   $   (888,071)   $   (669,845)   $     47,329    $   (321,997)
                                                                       ============    ============    ============    ============

                                                                                          SUBACCOUNTS (CONTINUED)
                                                                       ------------------------------------------------------------
                                                                                 GLOBAL                      GOVERNMENT INCOME
                                                                                PORTFOLIO                        PORTFOLIO
                                                                       ----------------------------    ----------------------------
                                                                           1998            1997            1998            1997
                                                                       ------------    ------------    ------------    ------------
Contract Owner Net Payments ........................................   $  1,832,043    $  2,622,189    $    139,842    $    425,284
Policy Loans .......................................................              0         (67,171)              0               0
Policy Loan Repayment and Interest .................................              0          67,209               0               0
Surrenders, Withdrawals and Death Benefits .........................        (16,418)     (4,072,024)            120      (1,472,671)
Net Transfers From (To) Other Subaccounts or Fixed
   Rate Options ....................................................     (1,739,609)     (4,363,304)      4,402,000         763,266
Administrative and Other Charges ...................................       (128,121)       (199,522)        (84,070)        (87,039)
                                                                       ------------    ------------    ------------    ------------
Net Increase (Decrease) in Net Assets Resulting from Premium
   Payments and Other Operating Transfers ..........................   $    (52,105)   $ (6,012,623)   $  4,457,892    $   (371,160)
                                                                       ============    ============    ============    ============

                                                                                          SUBACCOUNTS (CONTINUED)
                                                                       ------------------------------------------------------------
                                                                          ZERO COUPON BOND 2005            PRUDENTIAL JENNISON
                                                                                PORTFOLIO                       PORTFOLIO
                                                                       ----------------------------    ----------------------------
                                                                           1998            1997            1998            1997
                                                                       ------------    ------------    ------------    ------------
Contract Owner Net Payments ........................................   $  2,768,957    $    962,033    $     75,139    $    238,539
Policy Loans .......................................................              0               0               0               0
Policy Loan Repayment and Interest .................................              0               0               0               0
Surrenders, Withdrawals and Death Benefits .........................         25,615         (26,502)              0        (293,084)
Net Transfers From (To) Other Subaccounts or Fixed
  Rate Options .....................................................      6,405,234       3,302,946       1,234,490         508,875
Administrative and Other Charges ...................................        (52,935)        (50,149)        (22,311)         (8,919)
                                                                       ------------    ------------    ------------    ------------
Net Increase (Decrease) in Net Assets Resulting from Premium
  Payments and Other Operating Transfers ...........................   $  9,146,871    $  4,188,328    $  1,287,318    $    445,411
                                                                       ============    ============    ============    ============


                                       A41

NOTE 7: NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM PREMIUM PAYMENTS AND OTHER OPERATING TRANSFERS (continued)

                                                                           SUBACCOUNTS (CONTINUED)
                                                                        ----------------------------
                                                                         SMALL CAPITALIZATION STOCK
                                                                                 PORTFOLIO
                                                                        ----------------------------
                                                                            1998            1997
                                                                        -----------      -----------
Contract Owner Net Payments .......................................     $ 1,531,442      $ 2,981,948
Policy Loans ......................................................               0                0
Policy Loan Repayment and Interest ................................               0                0
Surrenders, Withdrawals and Death Benefits ........................         (19,451)      (4,293,128)
Net Transfers From (To) Other Subaccounts or Fixed
   Rate Options ...................................................       2,745,637        1,826,062
Administrative and Other Charges ..................................        (129,979)        (180,256)
                                                                        -----------      -----------
Net Increase (Decrease) in Net Assets Resulting from Premium
 Payments and Other Operating Transfers ...........................     $ 4,127,649      $   334,626
                                                                        ===========      ===========

NOTE 8: NET INCREASE (DECREASE) IN NET ASSETS RETAINED IN THE ACCOUNT

        The increase (decrease) in net assets retained in the Account represents the net contributions (withdrawals) of Pruco Life to (from) the Account. Effective October 13, 1998, Pruco Life no longer maintains a position in the Account. Previously, Pruco Life maintained a position in the Account for liquidity purposes including unit purchases and redemptions, fund share transactions and expense processing.

NOTE 9: UNIT ACTIVITY

        Transactions in units (including transfers among subaccounts) for the years ended December 31, 1998, 1997 and 1996 were as follows:

                                                                                SUBACCOUNTS
                                           ------------------------------------------------------------------------------------
                                                        MONEY MARKET                              DIVERSIFIED BOND
                                                          PORTFOLIO                                  PORTFOLIO
                                           ----------------------------------------    ----------------------------------------
                                              1998          1997            1996          1998          1997           1996
                                           ----------    -----------    -----------    ----------    ----------    -----------
     Contract Owner Contributions:         11,769,929     15,281,942     20,647,286     5,686,444     4,556,760      7,359,670
     Contract Owner Redemptions:           (9,721,732)   (16,788,123)   (17,694,761)   (4,658,242)   (3,288,085)   (10,274,181)


                                                                         SUBACCOUNTS (CONTINUED)
                                           ------------------------------------------------------------------------------------
                                                           EQUITY                                FLEXIBLE MANAGED
                                                          PORTFOLIO                                  PORTFOLIO
                                           ----------------------------------------    ----------------------------------------
                                              1998          1997            1996          1998          1997           1996
                                           ----------    -----------    -----------    ----------    ----------    -----------
     Contract Owner Contributions:          2,885,417      4,465,527      7,684,191     8,590,002     4,476,620      7,183,433
     Contract Owner Redemptions:           (6,422,617)    (3,935,074)    (5,707,765)   (11,597,522)  (3,255,025)    (4,966,689)


                                                                         SUBACCOUNTS (CONTINUED)
                                           ------------------------------------------------------------------------------------
                                                    CONSERVATIVE BALANCED                      ZERO COUPON BOND 2000
                                                          PORTFOLIO                                  PORTFOLIO
                                           ----------------------------------------    ----------------------------------------
                                              1998          1997            1996          1998          1997           1996
                                           ----------    -----------    -----------    ----------    ----------    -----------
     Contract Owner Contributions:         12,272,439      5,516,349      8,974,255     3,053,595    11,968,207     14,921,286
     Contract Owner Redemptions:          (14,641,165)    (2,950,237)   (10,034,515)   (4,144,022)  (13,929,611)    (3,798,030)


                                       A42

                                                                         SUBACCOUNTS (CONTINUED)
                                           ------------------------------------------------------------------------------------
                                                       HIGH YIELD BOND                              STOCK INDEX
                                                          PORTFOLIO                                  PORTFOLIO
                                           ----------------------------------------    ----------------------------------------
                                              1998          1997            1996          1998          1997           1996
                                           ----------    -----------    -----------    ----------    ----------    -----------
     Contract Owner Contributions:            621,628      1,021,708      1,571,264    12,075,930    20,876,571     16,298,797
     Contract Owner Redemptions:             (117,717)      (879,849)    (1,254,509)   (5,649,830)  (11,486,568)    (8,266,289)


                                                                         SUBACCOUNTS (CONTINUED)
                                           ------------------------------------------------------------------------------------
                                                         EQUITY INCOME                           NATURAL RESOURCES
                                                          PORTFOLIO                                  PORTFOLIO
                                           ----------------------------------------    ----------------------------------------
                                              1998          1997            1996          1998          1997           1996
                                           ----------    -----------    -----------    ----------    ----------    -----------
     Contract Owner Contributions:          3,556,140        679,346      2,219,957        89,639       237,684        601,007
     Contract Owner Redemptions:           (3,811,832)      (873,682)    (5,553,498)      (66,113)     (378,671)      (380,047)


                                                                         SUBACCOUNTS (CONTINUED)
                                           ------------------------------------------------------------------------------------
                                                            GLOBAL                               GOVERNMENT INCOME
                                                          PORTFOLIO                                  PORTFOLIO
                                           ----------------------------------------    ----------------------------------------
                                              1998          1997            1996          1998          1997           1996
                                           ----------    -----------    -----------    ----------    ----------    -----------

     Contract Owner Contributions:          2,263,591     10,705,193     10,357,718     3,917,010     3,049,723      4,777,804
     Contract Owner Redemptions:           (2,393,156)   (14,887,428)    (5,813,881)   (1,539,750)   (3,251,977)    (4,123,118)


                                                                         SUBACCOUNTS (CONTINUED)
                                           ------------------------------------------------------------------------------------
                                                    ZERO COUPON BOND 2005                       PRUDENTIAL JENNISON
                                                          PORTFOLIO                                  PORTFOLIO
                                           ----------------------------------------    ----------------------------------------
                                              1998          1997            1996          1998          1997           1996
                                           ----------    -----------    -----------    ----------    ----------    -----------
     Contract Owner Contributions:          3,960,131      9,228,779         78,742     1,126,502       589,921        202,258
     Contract Owner Redemptions:              (75,113)    (6,935,187)       (28,993)     (524,101)     (302,690)       (28,028)


                                                            SUBACCOUNTS (CONTINUED)
                                           --------------------------------------------------------
                                                         SMALL CAPITALIZATION STOCK
                                                                  PORTFOLIO
                                           --------------------------------------------------------
                                                  1998               1997              1996
                                           --------------------------------------------------------
     Contract Owner Contributions:              3,950,209          3,529,907         2,812,163
     Contract Owner Redemptions:               (1,275,859)        (3,181,968)         (182,921)


                                       A43

Note 10: Purchases and Sales of Investments

         The aggregate costs of purchases and proceeds from sales of investments in the Series Fund for the year ended December 31, 1998 were as follows:

                                                                                     PORTFOLIOS
                                          ------------------------------------------------------------------------------------------
                                                              DIVERSIFIED                            FLEXIBLE        CONSERVATIVE
                                             MONEY MARKET         BOND              EQUITY            MANAGED          BALANCED
                                          ----------------- -----------------  -----------------  ----------------  ----------------
              Purchases..................  $   14,092,629    $  10,641,312      $   7,679,747     $  10,851,762       $  18,157,080
              Sales......................  $  (10,657,424)   $  (8,676,999)     $ (20,559,544)    $ (19,077,409)      $ (23,821,192)


                                                                              PORTFOLIOS (CONTINUED)
                                          ------------------------------------------------------------------------------------------
                                              ZERO COUPON       HIGH YIELD           STOCK             EQUITY           NATURAL
                                               BOND 2000           BOND              INDEX             INCOME          RESOURCES
                                          -----------------  -----------------  ----------------   ---------------  ----------------
              Purchases..................  $   6,245,813      $  1,277,486      $  39,790,603     $   11,692,035       $   119,383
              Sales......................  $  (8,500,198)     $   (170,962)     $ (17,613,097)    $  (12,685,299)      $   (83,518)


                                                                               PORTFOLIOS (CONTINUED)
                                          ------------------------------------------------------------------------------------------
                                                                                                                          SMALL
                                                                 GOVERNMENT        ZERO COUPON        PRUDENTIAL      CAPITALIZATION
                                               GLOBAL              INCOME           BOND 2005          JENNISON           STOCK
                                          -----------------  -----------------  ----------------   ---------------  ----------------
              Purchases..................   $  2,396,129      $   4,625,540     $   9,253,074     $    2,172,323       $  4,637,315
              Sales......................   $ (2,546,211)     $    (208,757)    $    (242,694)    $     (863,785)      $   (474,906)



                                       A44

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Contract Owners of the
Pruco Life Variable Universal Account
and the Board of Directors of
Pruco Life Insurance Company


In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the subaccounts (Money Market Portfolio, Diversified Bond Portfolio, Equity Portfolio, Flexible Managed Portfolio, Conservative Balanced Portfolio, Zero Coupon Bond 2000 Portfolio, High Yield Bond Portfolio, Stock Index Portfolio, Equity Income Portfolio, Natural Resources Portfolio, Global Portfolio, Government Income Portfolio, Zero Coupon Bond 2005 Portfolio, Prudential Jennison Portfolio and Small Capitalization Stock Portfolio) of the Pruco Life Variable Universal Account at December 31, 1998, the results of each of their operations and the changes in each of their net assets for each of the three years in the period then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Pruco Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of fund shares owned at December 31, 1998, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
New York, New York
March 19, 1999


                                      A45



PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (UNAUDITED)
MARCH 31, 1999 AND DECEMBER 31, 1998 (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                      MARCH 31,        DECEMBER 31,
                                                                                                        1999              1998
                                                                                                     ------------      ------------
ASSETS
Fixed maturities
     Available for sale, at fair value (amortized cost, 1999: $2,635,172; 1998: $2,738,654)          $  2,638,138      $  2,763,926
     Held to maturity, at amortized cost (fair value, 1999: $421,172; 1998: $421,845)                     416,380           410,558
Equity securities - available for sale, at fair value (cost, 1999: $3,714; 1998: $2,951)                    3,316             2,847
Mortgage loans on real estate                                                                              17,117            17,354
Policy loans                                                                                              782,714           766,917
Short-term investments                                                                                    295,639           240,727
Other long-term investments                                                                                 1,046             1,047
                                                                                                     ------------      ------------
               Total investments                                                                        4,154,350         4,203,376
Cash                                                                                                      108,198            89,679
Deferred policy acquisition costs                                                                         897,183           861,713
Accrued investment income                                                                                  65,388            61,114
Other assets                                                                                               68,275            65,145
Separate Account assets                                                                                12,239,534        11,531,754
                                                                                                     ------------      ------------
TOTAL ASSETS                                                                                         $ 17,532,928      $ 16,812,781
                                                                                                     ============      ============

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policyholders' account balances                                                                      $  2,723,256      $  2,701,984
Future policy benefits and other policyholder liabilities                                                 512,758           528,806
Cash collateral for loaned securities                                                                     128,635            73,336
Securities sold under agreement to repurchase                                                              23,449            49,708
Income taxes payable                                                                                       11,376            44,524
Net deferred income tax liability                                                                         155,058           148,834
Payable to affiliate                                                                                       51,651            66,568
Other liabilities                                                                                          67,983            55,038
Separate Account liabilities                                                                           12,195,943        11,490,751
                                                                                                     ------------      ------------
TOTAL LIABILITIES                                                                                      15,870,109        15,159,549
                                                                                                     ------------      ------------
CONTINGENCIES (SEE NOTE 2)
STOCKHOLDER'S EQUITY
Common stock, $10 par value;
        1,000,000 shares, authorized;
        250,000 shares, issued and outstanding at
        March 31, 1999 and December 31, 1998                                                                2,500             2,500
Paid-in-capital                                                                                           439,582           439,582
Retained earnings                                                                                       1,222,401         1,202,833

Accumulated other comprehensive income
     Net unrealized investment gains                                                                           32             9,902
     Foreign currency translation adjustments                                                              (1,696)           (1,585)
                                                                                                     ------------      ------------
Accumulated other comprehensive income                                                                     (1,664)            8,317
                                                                                                                       ------------
                                                                                                                       ------------
TOTAL STOCKHOLDER'S EQUITY                                                                              1,662,819         1,653,232
                                                                                                     ------------      ------------
TOTAL LIABILITIES AND
     STOCKHOLDER'S EQUITY                                                                            $ 17,532,928      $ 16,812,781
                                                                                                     ============      ============


                                  SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


                                       B1

PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (UNAUDITED)
THREE MONTHS ENDED MARCH 31, 1999 AND 1998 (IN THOUSANDS)
--------------------------------------------------------------------------------


                                                    THREE MONTHS ENDED MARCH 31,
                                                    ----------------------------
                                                         1999          1998
                                                    ------------    -----------

               REVENUES

Premiums                                               $  13,708    $  11,707
Policy charges and fee income                             93,013       77,905
Net investment income                                     69,813       64,115
Realized investment (losses) gains, net                   (5,023)       5,439
Asset management fee income                               11,209        9,410
Other income                                               1,279          813
                                                       ---------    ---------

TOTAL REVENUES                                           183,999      169,389
                                                       ---------    ---------
BENEFITS AND EXPENSES

Policyholders' benefits                                   52,910       40,911
Interest credited to policyholders' account balances      31,262       25,359
General, administrative and other expenses                68,980       50,921
                                                       ---------    ---------
TOTAL BENEFITS AND EXPENSES                              153,152      117,191
                                                       ---------    ---------
Income before income taxes                                30,847       52,198
                                                       ---------    ---------
Income taxes                                              11,279       19,058
                                                       ---------    ---------
NET INCOME                                             $  19,568      $33,140
                                                       ---------    ---------

Other comprehensive income, net of tax:

     Unrealized (losses) gains on securities, net of
       reclassification adjustment                        (9,870)      (4,784)

     Foreign currency translation adjustments               (111)        (119)
                                                       ---------    ---------

Other comprehensive income                                (9,981)      (4,903)
                                                       ---------    ---------
TOTAL COMPREHENSIVE INCOME                             $   9,587    $  28,237
                                                       =========    =========






                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                                       B2



PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY (UNAUDITED)
THREE MONTHS ENDED MARCH 31, 1999 AND THE YEAR ENDED DECEMBER 31, 1998 (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------




                                                                               ACCUMULATED
                                                                                  OTHER           TOTAL
                                        COMMON        PAID-IN-      RETAINED   COMPREHENSIVE  STOCKHOLDER'S
                                         STOCK        CAPITAL       EARNINGS      INCOME         EQUITY
                                      -----------   -----------   -----------   -----------    -----------
BALANCE,  DECEMBER 31, 1997           $     2,500   $   439,582   $ 1,050,871   $    12,564    $ 1,505,517

    Net income                               --            --         151,962          --          151,962

    Change in foreign currency
        translation adjustments              --            --            --           2,980          2,980
    Change in net unrealized
        investment losses, net of            --            --            --          (7,227)        (7,227)
        reclassification adjustment
                                      -----------   -----------   -----------   -----------    -----------
BALANCE,  DECEMBER 31, 1998           $     2,500   $   439,582   $ 1,202,833   $     8,317    $ 1,653,232

    Net income                               --            --          19,568          --           19,568

    Change in foreign currency
        translation adjustments              --            --            --            (111)          (111)
    Change in net unrealized
        investment losses, net of            --            --            --          (9,870)        (9,870)
        reclassification adjustment
                                      ===========   ===========   ===========   ===========    ===========
BALANCE,  MARCH 31, 1999              $     2,500   $   439,582   $ 1,222,401   $    (1,664)   $ 1,662,819
                                      ===========   ===========   ===========   ===========    ===========



                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


                                       B3




PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED)
THREE MONTHS ENDED MARCH 31, 1999 AND 1998 (IN THOUSANDS)
--------------------------------------------------------------------------------------------------


                                                                            1999           1998
                                                                        -----------    -----------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                              $    19,568    $    33,140
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
     Policy charges and fee income                                          (15,543)       (13,365)
     Interest credited to policyholders' account balances                    31,262         25,359
     Realized investment gains, net                                           5,023         (5,439)
     Amortization and other non-cash items                                   12,611          2,029
     Change in:
         Future policy benefits and other policyholder liabilities          (16,048)         6,881
         Accrued investment income                                           (4,274)         1,457
         Separate Accounts                                                   (2,588)         3,093
         Payable to affiliate                                               (14,917)         8,822
         Policy loans                                                       (15,797)       (17,686)
         Deferred policy acquisition costs                                  (35,470)       (32,252)
         Income taxes payable                                               (33,148)        16,295
         Deferred income tax liability                                        6,224           (814)
         Other, net                                                           9,815         (2,252)
                                                                        -----------    -----------
CASH FLOWS (USED IN) FROM OPERATING ACTIVITIES                              (53,282)        25,268
                                                                        -----------    -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
     Proceeds from the sale/maturity of:
         Fixed maturities:
               Available for sale                                         1,299,549      1,398,316
               Held to maturity                                              11,843         20,878
         Equity securities                                                        1             27
         Mortgage loans on real estate                                          237            206
         Other long-term investments                                             34           --
     Payments for the purchase of:
         Fixed maturities:
               Available for sale                                        (1,200,898)    (1,266,223)
               Held to maturity                                             (17,670)        (3,855)
         Equity securities                                                     (764)          (146)
         Other long-term investments                                            (33)          (376)
     Cash collateral for loaned securities, net                              55,299        (65,959)
     Securities sold under agreement to repurchase, net                     (26,259)          --
     Short-term investments, net                                            (54,927)      (101,614)
                                                                        -----------    -----------
CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES                               66,412        (18,746)
                                                                        -----------    -----------
CASH FLOWS FROM FINANCING ACTIVITIES:
     Policyholders' account balances:
          Deposits                                                          665,120        700,997
          Withdrawals                                                      (659,731)      (691,009)
                                                                        -----------    -----------
CASH FLOWS FROM FINANCING ACTIVITIES                                          5,389          9,988
                                                                        -----------    -----------
     Net increase in Cash                                                    18,519         16,510
     Cash, beginning of year                                                 89,679         71,358
                                                                        -----------    ===========
CASH, END OF PERIOD                                                     $   108,198    $    87,868
                                                                        ===========    ===========





                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                                       B4

1.  BASIS OF PRESENTATION

The accompanying unaudited consolidated financial statements of Pruco Life Insurance Company (the Company) have been prepared in accordance with the requirements of Form 10-Q and generally accepted accounting principles (GAAP) for interim financial information. These statements should be read in conjunction with the consolidated financial statements and notes thereto for the year ended December 31, 1998 included in the Company's Annual Report on Form 10-K for that year.

The accompanying consolidated financial statements have not been audited by independent accountants in accordance with generally accepted auditing standards, but in the opinion of management such financial statements include all adjustments, consisting only of normal recurring accruals and elimination of intercompany balances and transactions, necessary to summarize fairly the Company's financial position and results of operations. The results of operations for the three months ended March 31, 1999 may not be indicative of the results that may be expected for the year ending December 31, 1999.

Certain amounts in the prior years have been reclassified to conform to current year presentation.


2.  CONTINGENCIES

Several actions have been brought against the Company on behalf of those persons who purchased life insurance policies based on complaints about sales practices engaged in by Prudential, the Company and agents appointed by Prudential and the Company. Prudential has agreed to indemnify the Company for any and all losses resulting from such litigation.

In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position or results of operations of the Company.


3.  RELATED PARTY TRANSACTIONS

Prudential and the Company have an agreement with respect to administrative services for the Prudential Series Fund. The Company invests in the various portfolios of the Series Fund through the Separate Accounts. Under this agreement, Prudential pays compensation to the Company in the amount equal to a portion of the gross investment advisory fees paid by the Prudential Series Fund. This is recorded as "Asset management fee income" on the Statements of Operations and Comprehensive Income.


                                       B5

PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
DECEMBER 31, 1997 AND 1996 (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------

                                                                                  1997                   1996
                                                                             -----------------      -----------------

ASSETS
Fixed maturities
  Available for sale, at fair value (amortized cost, 1997: $2,526,554;
    1996: $2,210,150)                                                           $ 2,563,852            $ 2,236,817
  Held to maturity, at amortized cost (fair value, 1997: $350,056; 1996:
    $416,102)                                                                       338,848                405,731
Equity securities - available for sale, at fair value (cost, 1997: $1,289;
  1996: $3,626)                                                                       1,982                  3,748
Mortgage loans on real estate                                                        22,787                 46,915
Policy loans                                                                        703,955                639,782
Short-term investments                                                              316,355                169,830
Other long-term investments                                                           1,317                  4,528
                                                                             -----------------      -----------------
      Total investments                                                           3,949,096              3,507,351

Cash                                                                                 71,358                 73,766
Deferred policy acquisition costs                                                   655,242                633,159
Accrued investment income                                                            67,000                 62,110
Income taxes receivable                                                                   -                  7,191
Reinsurance recoverable on unpaid losses                                             25,882                 27,014
Other assets                                                                         60,810                 62,924
Separate Account assets                                                           8,022,079              5,336,851
                                                                             -----------------      -----------------
TOTAL ASSETS                                                                    $12,851,467             $9,710,366
                                                                             =================      =================
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policyholders' account balances                                                 $ 2,282,191            $ 2,188,862
Future policy benefits and other policyholder liabilities                           570,729                557,351
Cash collateral for loaned securities                                               143,421                      -
Income taxes payable                                                                 71,703                      -
Deferred income tax liability                                                       138,483                148,960
Payable to affiliate                                                                 70,375                 49,828
Other liabilities                                                                   120,260                 88,930
Separate Account liabilities                                                      7,948,788              5,277,454
                                                                             -----------------      -----------------
TOTAL LIABILITIES                                                                11,345,950              8,311,385
                                                                             -----------------      -----------------
CONTINGENCIES - (SEE NOTE 10)
STOCKHOLDER'S EQUITY
Common stock, $10 par value;
  1,000,000 shares, authorized;
  250,000 shares, issued and outstanding at
  December 31, 1997 and 1996                                                          2,500                  2,500
Paid-in-capital                                                                     439,582                439,582
Retained earnings                                                                 1,050,871                944,497
Net unrealized investment gains                                                      17,129                 14,104
Foreign currency translation adjustments                                             (4,565)                (1,702)
                                                                             -----------------      -----------------
TOTAL STOCKHOLDER'S EQUITY                                                        1,505,517              1,398,981
                                                                             -----------------      -----------------
TOTAL LIABILITIES AND
  STOCKHOLDER'S EQUITY                                                          $12,851,467             $9,710,366
                                                                             =================      =================


                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31, 1997, 1996, AND 1995 (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------

                                                                  1997                 1996                 1995
                                                            -----------------    -----------------    -----------------
REVENUES

Premiums                                                          $   49,496           $   51,525          $    42,089
Policy charges and fee income                                        330,292              324,976              319,012
Net investment income                                                259,634              247,328              246,618
Realized investment gains, net                                        10,974               10,835               13,200
Other income                                                          33,801               20,818               26,986
                                                            -----------------    -----------------    -----------------

TOTAL REVENUES                                                       684,197              655,482              647,905
                                                            -----------------    -----------------    -----------------
BENEFITS AND EXPENSES

Policyholders' benefits                                              179,419              186,873              153,987
Interest credited to policyholders' account balances                 110,815              118,246              126,926
General, administrative and other expenses                           225,721              122,006              134,790
                                                            -----------------    -----------------    -----------------

TOTAL BENEFITS AND EXPENSES                                          515,955              427,125              415,703
                                                            -----------------    -----------------    -----------------

Income from operations before income taxes                           168,242              228,357              232,202
                                                            -----------------    -----------------    -----------------

Income taxes
     Current                                                          73,326               60,196               67,014
     Deferred                                                        (11,458)              18,939               12,544
                                                            -----------------    -----------------    -----------------

Total income taxes                                                    61,868               79,135               79,558
                                                            -----------------    -----------------    -----------------

NET INCOME                                                        $  106,374           $  149,222           $  152,644
                                                            =================    =================    =================


                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
YEARS ENDED DECEMBER 31, 1997, 1996, AND 1995 (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------

                                                                              NET        FOREIGN
                                                                           UNREALIZED    CURRENCY       TOTAL
                                    COMMON       PAID-IN-     RETAINED     INVESTMENT   TRANSLATION STOCKHOLDER'S
                                    STOCK        CAPITAL      EARNINGS        GAINS     ADJUSTMENTS     EQUITY
                                ------------- ------------- ------------- ------------- ----------- -------------

BALANCE, JANUARY 1, 1995         $   2,500      $ 439,582    $  642,631    $(41,761)    $      650     $1,043,602


      Net income                        --             --       152,644          --             --        152,644

      Change in foreign
        currency translation
        adjustments                     --             --            --           --        (1,870)        (1,870)

      Change in net
        unrealized
        investment gains                --             --            --      73,817             --         73,817
                                ------------- ------------- ------------- ------------- ----------- -------------

BALANCE, DECEMBER 31, 1995           2,500        439,582       795,275      32,056         (1,220)     1,268,193

      Net income                        --             --       149,222          --             --        149,222

      Change in foreign
        currency translation
        adjustments                     --             --            --          --           (482)          (482)

      Change in net
        unrealized
        investment gains                --             --            --     (17,952)            --        (17,952)
                                ------------- ------------- ------------- ------------- ----------- -------------

BALANCE, DECEMBER 31, 1996           2,500        439,582       944,497      14,104         (1,702)     1,398,981

      Net income                        --             --       106,374          --             --        106,374

      Change in foreign
        currency translation
        adjustments                     --             --            --          --         (2,863)        (2,863)

      Change in net
        unrealized
        investment gains                --             --            --       3,025             --          3,025
                                ------------- ------------- ------------- ------------- ----------- -------------

BALANCE, DECEMBER 31, 1997       $   2,500      $ 439,582    $1,050,871    $ 17,129    $    (4,565)    $1,505,517

                                ============= ============= ============= ============= =========== =============


                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 1997, 1996, AND 1995 (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------


                                                                               1997             1996         1995
                                                                          --------------- -------------- ------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                                  $ 106,374        $ 149,222   $ 152,644
Adjustments to reconcile net income to net cash provided by
     operating activities:
     Policy charges and fee income                                            (40,783)         (50,286)    (56,637)
     Interest credited to policyholders' account balances                     110,815          118,246     126,926
     Net increase in Separate Accounts                                        (13,894)         (38,025)     (3,520)
     Realized investment gains, net                                           (10,974)         (10,835)    (13,200)
     Amortization and other non-cash items                                     (5,525)          26,709      (8,106)
     Change in:
         Future policy benefits and other policyholders' liabilities           13,378           56,151      22,877
         Accrued investment income                                             (4,890)          (2,248)       (480)
         Payable to affiliate                                                  20,547           16,519      10,569
         Policy loans                                                         (64,173)         (70,509)    (75,411)
         Deferred policy acquisition costs                                    (22,083)         (66,183)     31,318
         Income taxes payable/receivable                                       78,894             (816)     12,031
         Reinsurance recoverable on unpaid losses                               1,132              900         750
         Deferred income tax liability                                        (10,477)           7,912      30,779
         Other, net                                                            34,094            7,564     (76,702)

                                                                          --------------- -------------- ------------
CASH FLOWS FROM OPERATING ACTIVITIES                                          192,435          144,321     153,838
                                                                          --------------- -------------- ------------
CASH FLOWS FROM INVESTING ACTIVITIES:
     Proceeds from the sale/maturity of:
       Fixed maturities:
           Available for sale                                               2,828,665        3,886,254   1,886,687
           Held to maturity                                                   138,626          138,127     144,898
         Equity securities                                                      6,939            7,527       5,557
         Mortgage loans on real estate                                         24,925           19,226       7,395
         Other long-term investments                                            3,276              288       1,559
         Investment real estate                                                    --            4,488       2,926
     Payments for the purchase of:
         Fixed maturities:
           Available for sale                                              (3,141,785)      (4,008,810) (1,741,139)
           Held to maturity                                                   (70,532)        (114,494)   (135,092)
         Equity securities                                                     (4,594)          (4,697)     (4,279)
         Other long-term investments                                              (51)            (657)     (1,674)
     Cash collateral for loaned securities, net                               143,421               --          --
     Short-term investments, net                                             (147,030)          58,186     (36,482)
                                                                          --------------- -------------- ------------
CASH FLOWS (USED IN) FROM INVESTING ACTIVITIES                               (218,140)         (14,562)    130,356
                                                                          --------------- -------------- ------------
CASH FLOWS FROM FINANCING ACTIVITIES:
     Policyholders' account balances:
       Deposits                                                             2,099,600          536,370      95,039
       Withdrawals                                                         (2,076,303)        (633,798)   (365,578)
                                                                          --------------- -------------- ------------
CASH FLOWS FROM (USED IN)FINANCING ACTIVITIES                                  23,297          (97,428)   (270,539)
                                                                          --------------- -------------- ------------
     Net (decrease) increase in Cash                                           (2,408)          32,331      13,655
     Cash, beginning of year                                                   73,766           41,435      27,780
                                                                          --------------- -------------- ------------
CASH, END OF YEAR                                                           $  71,358        $  73,766    $ 41,435
                                                                          =============== ============== ============
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
      Income taxes (received) paid                                          $  (7,904)       $  61,760    $ 53,107
                                                                          =============== ============== ============



                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1. BUSINESS

Pruco Life Insurance Company (the Company) is a stock life insurance company, organized in 1971 under the laws of the state of Arizona. The Company markets individual life insurance, variable life insurance, variable life insurance, variable annuities, and deferred annuities (the Contracts) in all states except New York, the District of Columbia and Guam. In addition, the Company markets individual life insurance through its branch office in Taiwan. The Company has two subsidiaries, Pruco Life Insurance Company of New Jersey (PLNJ) and The Prudential Life Insurance company of Arizona (PLICA). PLNJ is a stock life insurance company organized in 1982 under the laws of the state of New Jersey. It is licenced to sell individual life insurance and deferred annuities only in the states of New Jersey and New York. PLICA is a stock life insurance company organized in 1988 under the laws of the state of Arizona. PLICA had no new business sales in 1977 and at this time will not be issuing new business.

The only reportable industry segment of the Company is "Life Insurance."

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION
The consolidated financial statements include the accounts of the Company, a stock life insurance company, and its subsidiaries. The consolidated financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP"). All significant intercompany balances and transactions have been eliminated.

USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

INVESTMENTS
FIXED MATURITIES classified as "available for sale" are carried at estimated fair value. Fixed maturities that the Company has both the positive intent and ability to hold to maturity are stated at amortized cost and classified as "held to maturity". The amortized cost of fixed maturities are written down to estimated fair value when considered impaired and the decline in value is considered to be other than temporary. Unrealized gains and losses on fixed maturities "available for sale", net of income tax, the effect on deferred policy acquisition costs and participating annuity contracts that would result from the realization of unrealized gains and losses are included in a separate component of equity, "Net unrealized investment gains."

EQUITY SECURITIES, available for sale, comprised of common and non-redeemable preferred stock, are carried at estimated fair value. The associated unrealized gains and losses, net of income tax, the effect on deferred policy acquisition costs and participating annuity contracts that would result from the realization of unrealized gains and losses, are included in separate component of equity, "Net unrealized investment gains."

MORTGAGE LOANS ON REAL ESTATE are stated primarily at unpaid principal balances, net of unamortized discounts

POLICY LOANS are carried at unpaid principal balances.

SHORT-TERM INVESTMENTS, including highly liquid debt instruments purchased with an original maturity of twelve months or less, are carried at amortized cost, which approximates fair value.

OTHER LONG-TERM INVESTMENTS primarily represent the Company's investments in joint ventures and partnerships in which the Company does not have control. These investments are recorded using the equity method of accounting, reduced for other than temporary declines in value.

REALIZED INVESTMENT GAINS, NET are computed using the specific identification method. Costs of fixed maturity and equity securities are adjusted for impairments considered to be other than temporary.

CASH
Cash includes cash on hand, amounts due from banks, and money market instruments.

DEFERRED POLICY ACQUISITION COSTS
The costs which vary with and that are related primarily to the production of new insurance business are deferred to the extent such costs are deemed recoverable from future profits. Such costs include certain commissions, costs of policy issuance and underwriting, and certain variable field office expenses. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. Deferred policy acquisition costs are

PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in equity.

Acquisition costs related to interest-sensitive life products and investment-type contracts are deferred and amortized in proportion to total estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on historical and anticipated future experience. Amortization periods range from 15 to 30 years. Amortization of deferred policy acquisition costs was $149,851 thousand, $9,309 thousand, and $54,371 thousand for the years ended December 31, 1997, 1996, and 1995, respectively. Deferred policy acquisition costs are analyzed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. The effect of revisions to estimated gross profits on unamortized deferred acquisition costs is reflected in earnings in the period such estimated gross profits are revised.

FUTURE POLICY BENEFITS AND POLICYHOLDERS' ACCOUNT BALANCES

Future policy benefits includes reserves for annuities in payout status as well as reserves for riders and supplemental benefits. Reserves for annuities in payout status are generally calculated as the present value of estimated future benefit payments and related expenses, using interest rates ranging from 6.5% to 11.0%. The mortality assumption is generally the 1983 Individual Annuity Mortality Table. Reserves for riders and supplemental benefits are calculated using interest rates ranging from 2.5% to 7.25% and various mortality and morbidity tables derived from company or industry experience. Reserves for business in the Company's Taiwan branch are generally calculated using interest rates ranging from 6.25% to 7.5% and the 1989 Taiwan Standard Ordinary Experience Mortality table with modifications.

For the above categories, premium deficiency reserves are established, if necessary, when the liabilities for future policy benefits plus the present value of expected future gross premiums are insufficient to provide for expected future policy benefits and expenses.

Policyholders' account balances for interest-sensitive life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest, less expense and mortality charges and withdrawals. Interest crediting rates on life insurance products range from 4.2% to 6.5% and on investment-type products range from 3.15% to 7.9%.

SECURITIES LOANED are recorded at the amount of cash received as collateral. The Company obtains collateral in an amount equal to 102% of the fair value of the domestic securities. The Company monitors the market value of securities loaned on a daily basis with additional collateral obtained as necessary. Non-cash collateral received is not reflected in the consolidated statements of financial position. Substantially, all of the Company's securities loaned are with large brokerage firms.

These transactions are used to generate net investment income and facilitate trading activity. These instruments are short-term in nature (usually 30 days or less) and are collateralized principally by U.S. Government and mortgage-backed securities. The carrying amounts of these instruments approximate fair value because of the relatively short period of time between the origination of the instruments and their expected realization.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
Separate Account assets and liabilities are reported at estimated fair value and represent segregated funds which are invested for certain policyholders, pension funds and other customers. The assets consist of common stocks, fixed maturities, real estate related securities, and short-term investments. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are generally borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. The investment income and gains or losses for Separate Accounts generally accrue to the policyholders and are not included in the Consolidated Statement of Operations. Mortality, policy administration and surrender charges on the accounts are included in "Policy charges and fee income."

Separate Accounts represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the policyholders, with the exception of the Pruco Life Modified Guaranteed Annuity Account. The Pruco Life Modified Guaranteed Annuity Account is a non-unitized separate account, which funds the Modified Guaranteed Annuity Contract and the Market Value Adjustment Annuity Contract. Owners of the Pruco Life Modified Guaranteed Annuity and the Market Value Adjustment Annuity Contracts do not participate in the investment gain or loss from assets relating to such accounts. Such gain or loss is borne, in total, by the Company.

PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INSURANCE REVENUE AND EXPENSE RECOGNITION
Amounts received as payment for interest-sensitive life, investment contracts and deferred annuities are reported as deposits to "Policyholders' account balances." Revenues from these contracts are reflected as "Policy charges and fee income" and consist primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges, surrender charges, and interest earned from the investment of these account balances. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited and amortization of deferred policy acquisition costs.

FOREIGN CURRENCY TRANSLATION ADJUSTMENTS
Assets and liabilities of the Taiwan branch reported in other than U.S. dollars are translated at the exchange rate in effect at the end of the period. Revenues, benefits and other expenses are translated at the average rate prevailing during the period. Translation adjustments arising from the use of differing exchange rates from period to period are charged or credited directly to equity. The cumulative effect of changes in foreign exchange rates are included in "Foreign currency translation adjustments."

DERIVATIVE FINANCIAL INSTRUMENTS
Derivatives include futures subject to market risk, all of which are used by the Company in other than trading activities. Income and expenses related to derivatives used to hedge are recorded on the accrual basis on the Statements of Financial Position. Gains and losses relating to derivatives used to hedge the risks associated with anticipated transactions are realized in "Realized investment gains, net." If it is determined that the transaction will not close, such gains and losses are included in "Realized investment gains, net."

Derivatives held for purposes other than trading are primarily used to hedge or reduce exposure to interest rate and foreign currency risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. Additionally, other than trading derivatives are used to change the characteristics of the Company's asset/liability mix consistent with the Company's risk management activities.

INCOME TAXES
The Company and its subsidiaries are members of a group of affiliated companies which join in filing a consolidated federal income tax return in addition to separate company state and local tax returns. Pursuant to the tax allocation arrangement, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision. Deferred income taxes are generally recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to that portion which management believes is more likely than not to be realized.

NEW ACCOUNTING PRONOUNCEMENTS
In June 1996, the Financial Accounting Standards Board ("FASB") issued the Statement of Financial Accounting Standards ("SFAS") No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SFAS 125"). The statement provides accounting and reporting standards for transfers and servicing of financial assets and extinguishments of liabilities and provides consistent standards for distinguishing transfers of financial assets that are sales from transfers that are secured borrowings. SFAS 125 became effective January 1, 1997 and is to be applied prospectively. Subsequent to June 1996, FASB issued SFAS No. 127 "Deferral of the Effective Date of Certain Provisions of SFAS 125" ("SFAS 127"). SFAS 127 delays the implementation of SFAS 125 for one year for certain provisions, including repurchase agreements, dollar rolls, securities lending and similar transactions. The Company will delay implementation with respect to those affected provisions. Adoption of SFAS 125 has not, and will not have a material impact on the Company's results of operations, financial condition and liquidity.

In June of 1997, FASB issued SFAS No. 130, "Reporting Comprehensive Income," which is effective for years beginning after December 15, 1997. This statement defines comprehensive income as "the change in equity of a business enterprise during a

PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

period from transactions and other events and circumstances from non-owner sources, excluding investments by owners and distributions to owners" and establishes standards for reporting and displaying comprehensive income and its components in financial statements. The statement requires that the Company classify items of other comprehensive income by their nature and display the accumulated balance of other comprehensive income separately from retained earnings in the equity section of the Statement of Financial Position. In addition, reclassification of financial statements for earlier periods must be provided for comparative purposes.

RECLASSIFICATIONS
Certain amounts in the prior years have been reclassified to conform to current year presentation.

PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

3. INVESTMENTS

FIXED MATURITIES AND EQUITY SECURITIES:
The following tables provide additional information relating to fixed maturities and equity securities as of December 31,:

                                                                              1997
                                            ----------------------------------------------------------------------
                                                                   Gross             Gross
                                               Amortized         Unrealized       Unrealized      Estimated Fair
                                                  Cost             Gains            Losses            Value
                                            ------------------  ----------------   -------------  ----------------
                                                                        (In Thousands)

FIXED MATURITIES AVAILABLE FOR SALE
U.S. Treasury securities and obligations
  of U.S. government corporations and
  agencies                                        $  177,691        $    1,231       $       20        $  178,902

Foreign government bonds                              83,889             1,118               19            84,988

Corporate securities                               2,263,898            36,857            2,017         2,298,738

Mortgage-backed securities                             1,076               180               32             1,224
                                            ------------------  ----------------   -------------  ----------------
Total fixed maturities available for sale         $2,526,554        $   39,386       $    2,088        $2,563,852
                                            ==================  =================  ==============  ===============

                                            ------------------  ----------------   -------------  ----------------
EQUITY SECURITIES AVAILABLE FOR SALE              $    1,289        $      802       $      109        $    1,982
                                            ==================  =================  ==============  ===============

                                            ------------------  ----------------   -------------  ----------------
FIXED MATURITIES HELD TO MATURITY
Corporate securities                              $  338,848        $   11,427       $      219        $  350,056
                                            ------------------  ----------------   -------------  ----------------
Total fixed maturities held to maturity           $  338,848        $   11,427       $      219        $  350,056
                                            ==================  =================  ==============  ===============

                                                                              1996
                                            ----------------------------------------------------------------------
                                                                     Gross            Gross
                                                 Amortized        Unrealized        Unrealized     Estimated Fair
                                                    Cost             Gains            Losses            Value
                                            ------------------  ----------------   -------------  ----------------
                                                                         (In Thousands)

FIXED MATURITIES AVAILABLE FOR SALE
U.S. Treasury securities and obligations
  of U.S. government corporations and
  agencies                                        $   32,055        $       30       $      174        $   31,911

Foreign government bonds                              90,447               857              205            91,099

Corporate securities                               2,087,250            30,365            4,206         2,113,409

Mortgage-backed securities                               398                --               --               398
                                            ------------------  ----------------   -------------  ----------------
Total fixed maturities available for sale         $2,210,150      $     31,252       $    4,585        $2,236,817
                                            ==================  =================  ==============  ===============

                                            ------------------  ----------------   -------------  ----------------
EQUITY SECURITIES AVAILABLE FOR SALE              $    3,626      $        819       $      697        $    3,748
                                            ==================  =================  ==============  ===============

                                            ------------------  ----------------   -------------  ----------------
FIXED MATURITIES HELD TO MATURITY
Corporate securities                              $  405,731      $     10,947       $      576        $  416,102
                                            ------------------  ----------------   -------------  ----------------
Total fixed maturities held to maturity           $  405,731      $     10,947       $      576        $  416,102
                                            ==================  =================  ==============  ===============

PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

3. INVESTMENTS (CONTINUED)

The amortized cost and estimated fair value of fixed maturities, categorized by contractual maturities at December 31, 1997, are shown below:

                                                AVAILABLE FOR SALE                         HELD TO MATURITY
                                        ----------------------------------        -----------------------------------
                                                              ESTIMATED                                 ESTIMATED
                                                                 FAIR                                      FAIR
                                          AMORTIZED COST        VALUE               AMORTIZED COST        VALUE
                                        ----------------- ----------------        ----------------- -----------------
                                                  (In Thousands)                            (In Thousands)

Due in one year or less                     $   29,759       $   29,731               $   13,736        $   13,838

Due after one year through five years        1,738,532        1,758,946                  204,298           212,050

Due after five years through ten years         555,194          567,928                   98,192           101,143

Due after ten years                            201,993          206,023                   22,622            23,025

Mortgage-backed securities                       1,076            1,224                       --                --
                                        ----------------- ----------------        ----------------- -----------------
Total                                       $2,526,554       $2,563,852               $  338,848        $  350,056
                                        ================= ================        ================= =================

Actual maturities will differ from contractual maturities because issuers have the right to call or prepay obligations.

Proceeds from the sale of fixed maturities available for sale during 1997, 1996, and 1995 were $2,796,306 thousand, $3,667,062 thousand, and $1,807,584 thousand, respectively. Gross gains of $18,635 thousand, $22,078 thousand, and $25,909 thousand and gross losses of $7,990 thousand, $17,718 thousand, and $13,907 thousand were realized on those sales during 1997, 1996, and 1995, respectively. Proceeds from the maturity of fixed maturities available for sale during 1997, 1996, and 1995 were $32,359 thousand, $219,192 thousand, and $79,103 thousand, respectively. During the years ended December 31, 1997, 1996 and 1995, there were no securities classified as held to maturity that were sold.

The following table describes the amortized cost and estimated fair value of fixed maturity securities by rating agency equivalent as of December 31, 1997:


                                   AVAILABLE FOR SALE                   HELD TO MATURITY
                           --------------------------------       -------------------------------

                              AMORTIZED    ESTIMATED FAIR            AMORTIZED    ESTIMATED FAIR
                                 COST          VALUE                    COST          VALUE
                           --------------- ----------------       --------------- ---------------
                                    (In Thousands)                        (In Thousands)

       AAA/AA/A             $ 1,319,527      $ 1,334,823           $   187,692     $   194,797

       BBB                    1,047,203        1,062,641               128,481         131,820

       BB                        80,136           83,293                20,540          21,264

       B                         73,717           76,781                 2,132           2,172

       CCC or lower               5,943            6,288                    --              --

       In or near default            28               26                     3               3
                           --------------- ----------------       --------------- ---------------

            Total           $ 2,526,554      $ 2,563,852           $   338,848     $   350,056
                           =============== ================       =============== ===============

The NAIC rates certain public and private placement securities as "in or near default" if they are currently non-performing or believed subject to default in the near term. The Company's holdings of these securities, in the aggregate, comprised less than 1% of total invested assets at December 31, 1997 and 1996.

PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

3. INVESTMENTS (CONTINUED)

MORTGAGE LOANS ON REAL ESTATE
The Company's mortgage loans were collateralized by the following property types at December 31,

                                      1997                         1996
                             ----------------------      -----------------------

                                               (In Thousands)

Office buildings                $   4,607      20%          $  18,497       39%

Retail stores                       8,090      35%              8,731       19%

Apartment complexes                 6,080      27%             11,771       25%

Industrial buildings                4,010      18%              7,916       17%

                             ----------------------      -----------------------
      Net carrying value        $  22,787     100%          $  46,915      100%
                             ======================      =======================


The mortgage loans are geographically dispersed throughout the United States with the largest concentrations in Washington (29%) and Pennsylvania (27%).

SPECIAL DEPOSITS
Fixed maturities of $8,302 thousand and $8,744 thousand at December 31, 1997 and 1996, respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws.

OTHER LONG-TERM INVESTMENTS
The Company's "Other long-term investments" of $1,317 thousand and $4,528 thousand as of December 31, 1997 and 1996, respectively, are comprised of non-real estate related interests. The Company's share of net income from these entities is $2,158 thousand, $1,434 thousand and $345 thousand for the years ended December 31, 1997, 1996 and 1995, respectively, and is reported in "Net investment income."

PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

3. INVESTMENTS (CONTINUED)

INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES

NET INVESTMENT INCOME arose from the following sources for the years ended December 31:


                                                     1997              1996               1995
                                               ----------------- ----------------- -----------------
                                                                   (In Thousands)

  Fixed maturities - available for sale               $ 161,140         $ 152,445         $ 160,740
  Fixed maturities - held to maturity                    26,936            33,419            33,458
  Equity securities                                          76                44               104
  Mortgage loans on real estate                           2,585             5,669             7,757
  Investment real estate                                      -               613               647
  Policy loans                                           37,398            33,449            29,775
  Short-term investments                                 22,011            16,780            15,092
  Other                                                  14,920             9,438             3,949
                                               ----------------- ----------------- -----------------
  Gross investment income                               265,066           251,857           251,522
    Less: investment expenses                            (5,432)           (4,529)           (4,904)
                                               ----------------- ----------------- -----------------
  Net investment income                               $ 259,634         $ 247,328         $ 246,618
                                               ================= ================= =================



REALIZED INVESTMENT GAINS ,NET including charges for other than temporary reductions in value, for the years ended December 31, were from the following sources:


                                                      1997             1996              1995
                                               ----------------- ----------------- -----------------
                                                                   (In Thousands)

  Fixed maturities - available for sale               $   9,039         $   9,036         $  11,359
  Fixed maturities - held to maturity                       821                 -                 -
  Equity securities                                           8               781             2,020
  Mortgage loans on real estate                             797             1,677               (90)
  Investment real estate                                      -               487               (99)
  Other                                                     309            (1,146)               10
                                               ----------------- ----------------- -----------------

  Realized investment gains, net                      $  10,974         $  10,835         $  13,200
                                               ================= ================= =================


NET UNREALIZED INVESTMENT GAINS on securities available for sale are included in the consolidated statement of financial position as a component of equity, net of tax. Changes in these amounts for the years ended December 31, are as follows:


                                                      1997             1996              1995
                                               ----------------- ----------------- -----------------
                                                                   (In Thousands)

   Balance, beginning of year                         $  14,104         $  32,056         $ (41,761)
   Changes in unrealized investment gains
      (losses) attributable to:
     Fixed maturities                                    10,631           (43,853)          110,932
     Equity securities                                      571             1,403                68
     Participating group annuity contracts                1,292            (3,855)            5,092
     Deferred policy acquisition costs                   (8,412)           17,321           (25,214)
     Deferred federal income taxes                       (1,057)           11,032           (17,061)
                                               ----------------- ----------------- -----------------
   Balance, end of year                               $  17,129         $  14,104         $  32,056
                                               ================= ================= =================

PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

4.  INCOME TAXES

The components of income taxes for the years ended December 31, are as follows:


                                                            1997                  1996                   1995
                                                   ---------------------  ---------------------  ---------------------
                                                                              (In Thousands)
     Current tax expense:
        U.S.                                                  $71,989                $59,489                $65,131
        State and local                                         1,337                    703                  1,876
        Foreign                                                    --                      4                      7
                                                   ---------------------  ---------------------  ---------------------
        Total                                                  73,326                 60,196                 67,014
                                                   ---------------------  ---------------------  ---------------------

     Deferred tax (benefit) expense:
        U.S.                                                  (11,458)                18,413                 12,196
        State and local                                            --                    526                    348
                                                   ---------------------  ---------------------  ---------------------
        Total                                                 (11,458)                18,939                 12,544
                                                   ---------------------  ---------------------  ---------------------

      Total income tax expense                                $61,868                $79,135                $79,558
                                                   =====================  =====================  =====================


The Company's income tax expense for the years ended December 31, differs from the amount computed by applying the expected federal income tax rate of 35% to income from operations before income taxes for the following reasons:


                                                            1997                  1996                   1995
                                                   ---------------------  ---------------------  --------------------
                                                                            (In Thousands)

     Expected federal income tax expense                     $58,885                 $79,925               $81,271
     State income taxes                                          869                   1,229                 2,224
     Other                                                     2,114                  (2,019)               (3,937)
                                                   ---------------------  ---------------------  ---------------------
     Total income tax expense                                $61,868                 $79,135               $79,558
                                                   =====================  =====================  ====================

PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

4.  INCOME TAXES (CONTINUED)

Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:


                                                                               1997                      1996
                                                                       --------------------      --------------------
                                                                                       (In Thousands)

     Deferred income tax assets
          Insurance reserves                                                   $  40,896                 $  38,532
                                                                       --------------------      --------------------
          Total deferred income tax assets                                        40,896                    38,532
                                                                       --------------------      --------------------

     Deferred income tax liabilities
          Deferred acquisition costs                                             168,702                   173,785
          Net investment gains                                                     8,161                    12,502
          Other                                                                    2,516                     1,205
                                                                       --------------------      --------------------
          Total deferred income tax liabilities                                  179,379                   187,492
                                                                       --------------------      --------------------

     Deferred federal income tax liabilities                                   $ 138,483                 $ 148,960
                                                                       ====================      ====================


Management believes that based on its historical pattern of taxable income, the Company will produce sufficient income in the future to realize its deferred tax assets after valuation allowance. Adjustments to the valuation allowance will be made if there is a change in management's assessment of the amount of the deferred tax assets that are realizable.

The Internal Revenue Service (the "Service") has completed examinations of the consolidated federal income tax returns through 1989. The Service has examined the years 1990 through 1992. Discussions are being held with the Service with respect to proposed adjustments. However, management believes there are adequate defenses against, or sufficient reserves to provide for, such adjustments. The Service has begun their examination of the years 1993 through 1995.


5. REINSURANCE

The Company assumes and cedes reinsurance with Prudential and other companies. The effect of reinsurance for the years ended December 31, is summarized as follows:

                                           1997          1996           1995
                                       -----------    -----------    -----------

Life insurance premiums

Gross Amount                           $    51,851    $    53,776   $    44,357
Ceded to other companies                    (3,724)        (3,379)       (2,268)
Assumed from other companies                 1,369          1,128          --
                                       -----------    -----------   -----------
Net amount                             $    49,496    $    51,525   $    42,089
                                       ===========    ===========   ===========

                                           1997          1996          1995
                                       -----------    -----------   -----------

Life insurance in force
Gross Amount                           $47,328,495    $47,430,580   $47,822,892
Ceded to other companies                (1,292,395)    (1,172,449)     (822,619)
                                       -----------    -----------   -----------
Net amount                             $46,036,100    $46,258,131   $47,000,273
                                       ===========    ===========   ===========

PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

6.  EQUITY

RECONCILIATION OF STATUTORY SURPLUS AND NET INCOME

Accounting practices used to prepare statutory financial statements for regulatory purposes differ in certain instances from GAAP. The following table reconciles the Company's statutory net income and surplus as of and for the years ended December 31, determined in accordance with accounting practices prescribed or permitted by the Arizona Department of Banking and Insurance with net income and equity determined using GAAP.


                                                              1997                 1996                 1995
                                                         ------------------   ------------------   ------------------
                                                                              (In Thousands)

STATUTORY NET INCOME                                        $    12,778           $    48,846          $    113,565

Adjustments to reconcile to net income on a GAAP basis:
  Statutory income of subsidiaries                               18,553                25,001                44,186
  Deferred acquisition costs                                     38,003                48,862                (6,103)
  Deferred premium                                                1,144                 1,295                  (743)
  Insurance liabilities                                          26,517                28,662                32,665
  Deferred taxes                                                 11,458                (7,780)              (27,669)
  Valuation of investments                                          506                   365                 5,480
  Other, net                                                     (2,585)                3,971                (8,737)
                                                         ------------------   ------------------   ------------------
GAAP NET INCOME                                             $   106,374           $   149,222         $     152,644
                                                         ==================   ==================   ==================



                                                                     1997                    1996
                                                              --------------------   --------------------
                                                                               (In Thousands)
STATUTORY SURPLUS                                                  $   853,130             $   901,645

Adjustments to reconcile to equity on a GAAP basis:

     Valuation of investments                                           97,787                  95,411
     Deferred acquisition costs                                        655,242                 633,159
     Deferred premium                                                  (14,817)                (11,859)
     Insurance liabilities                                            (107,525)               (124,781)
     Deferred taxes                                                   (113,461)               (124,823)
     Other, net                                                        135,161                  30,229
                                                              --------------------   --------------------
GAAP STOCKHOLDER'S EQUITY                                          $ 1,505,517             $ 1,398,981
                                                              ====================   ====================


The New York State Insurance Department ("Department") recognizes only statutory accounting for determining and reporting the financial condition of an insurance company, for determining its solvency under the New York Insurance Law and for determining whether its financial condition warrants the payment of a dividend to its stockholders. No consideration is given by the Department to financial statements prepared in accordance with GAAP in making such determinations.

PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

7.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair values presented below have been determined using available information and valuation methodologies. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Accordingly, such estimates presented may not be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the estimated fair values. The following methods and assumptions were used in calculating the fair values (for all other financial instruments presented in the table, the carrying value approximates fair value.)

FIXED MATURITIES AND EQUITY SECURITIES
Fair values for fixed maturities and equity securities, other than private placement securities, are based on quoted market prices or estimates from independent pricing services. Fair values for private placement securities are estimated using a discounted cash flow model which considers the current market spreads between the U.S. Treasury yield curve and corporate bond yield curve, adjusted for the type of issue, its current credit quality and its remaining average life. The estimated fair value of certain non-performing private placement securities is based on amounts estimated by management.

MORTGAGE LOANS ON REAL ESTATE
The fair value of the mortgage loan portfolio is primarily based upon the present value of the scheduled future cash flows discounted at the appropriate U.S. Treasury rate, adjusted for the current market spread for a similar quality mortgage.

POLICY LOANS
The estimated fair value of policy loans is calculated using a discounted cash flow model based upon current U.S. Treasury rates and historical loan repayments.

DERIVATIVE FINANCIAL INSTRUMENTS
The fair value of futures is estimated based on market quotes for a transactions with similar terms.

The following table discloses the carrying amounts and estimated fair values of the Company's financial instruments at December 31,:


                                                     1997                                      1996
                                    -------------------------------------      --------------------------------------
                                                            ESTIMATED                                  ESTIMATED
                                      CARRYING VALUE       FAIR VALUE            CARRYING VALUE       FAIR VALUE
                                    ------------------ ------------------      ------------------ -------------------
                                                                    (In Thousands)

Financial Assets:
  Fixed maturities:
       Available for sale              $ 2,563,852         $ 2,563,852             $ 2,236,817         $ 2,236,817
       Held to maturity                    338,848             350,056                 405,731             416,102
  Equity securities                          1,982               1,982                   3,748               3,748
  Mortgage loans                            22,787              24,994                  46,915              46,692
  Policy loans                             703,955             703,605                 639,782             623,218
  Short-term investments                   316,355             316,355                 169,830             169,830
  Cash                                      71,358              71,358                  73,766              73,766
  Separate Account assets                8,022,079           8,022,079               5,336,851           5,336,851

Financial Liabilities:
  Policyholders'
    account balances                   $ 2,282,191         $ 2,282,191             $ 2,188,862          $ 2,188,862
  Cash  collateral for loaned
    securities                             143,421             143,421                      --                   --
  Separate Account liabilities           7,948,788           7,948,788               5,277,454            5,277,454
  Derivatives                                  653                 653                      --                   --

PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

8. DERIVATIVE INSTRUMENTS

DERIVATIVE FINANCIAL INSTRUMENTS

The fair value of liability positions in future instruments, which represents the Company's current exposure to credit loss from other parties' non-performance, was $653 thousand at December 31, 1997. This includes the estimated fair values of outstanding derivative positions only and does not include the fair values of associated financial and non-financial assets and liabilities, which generally offset derivative notional amounts. The fair value amounts presented also do not reflect the netting of amounts pursuant to right of setoff, qualifying master netting agreements with counterparties or collateral arrangements.

9. RELATED PARTY TRANSACTIONS

SERVICE AGREEMENTS
Prudential, and Pruco Securities Corporation, an indirect wholly-owned subsidiary of Prudential, operate under service and lease agreements whereby services of officers and employees (except for those agents employed by the Company in Taiwan), supplies, use of equipment and office space are provided. The net cost of these services allocated to the Company were $139,489 thousand, $101,662 thousand and $98,119 thousand for the years ended December 31, 1997, 1996, and 1995, respectively.

REINSURANCE
The Company currently has three reinsurance agreements in place with Prudential (the reinsurer). Specifically a reinsurance Group Annuity Contract, whereby the reinsurer, in consideration for a single premium payment by the Company, provides reinsurance equal to 100% of all payments due under the contract, and two yearly renewable term agreements in which the Company may offer and the reinsurer may accept reinsurance on any life in excess of the Company's maximum limit of retention. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions. These agreements had no material effect on net income for the years ended December 31, 1997, 1996, and 1995.

10. CONTINGENCIES

Several actions have been brought against the Company on behalf of those persons who purchased life insurance policies based on complaints about sales practices engaged in by Prudential, the Company and agents appointed by Prudential and the Company. Prudential has agreed to indemnify the Company for any and all losses resulting from such litigation.

In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position or results of operations of the Company.

11. DIVIDENDS

The Company is subject to Arizona law which limits the amount of dividends that insurance companies can pay to stockholders. The maximum dividend which may be paid in any twelve month period without notification or approval is limited to the lesser of 10% of statutory surplus as of December 31 of the preceding year or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Based on these limitations and the Company's surplus position at December 31, 1997, the Company would be permitted a maximum of $15,260 thousand in dividend distribution in 1998, all of which could be paid in cash, without approval from The State of Arizona Department of Insurance.

                        Report of Independent Accountants
                        ---------------------------------

To the Board of Directors of
Pruco Life Insurance Company


In our opinion, the accompanying consolidated statements of financial position and the related consolidated statements of operations, of changes in stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Pruco Life Insurance Company and its subsidiaries at December 31, 1997 and 1996, and the results of their operations and their cash flows for the years then ended in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's managememt; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

/s/ PRICE WATERHOUSE LLP
New York, New York
March 23, 1998

INDEPENDENT AUDITORS' REPORT

To The Board of Directors of
Pruco Life Insurance Company
Newark, New Jersey

We have audited the accompanying consolidated statement of operations, changes in stockholder's equity, and cash flows of Pruco Life Insurance Company and subsidiaries for the year ended December 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such consolidated statements of operations, changes in stockholder's equity, and cash flows present fairly, in all material respects, the results of operations and cash flows of Pruco Life Insurance Company and subsidiaries for the year ended December 31, 1995 in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP
Parsippany, NJ
December 19, 1996

PRUSELECT(SM) II
Variable Life
Insurance



[LOGO]  PRUDENTIAL

Pruco Life Insurance Company
213 Washington Street, Newark, NJ 07102-2992
Telephone: 800 286-7754


CVUL-2 Ed. 6/99

                                     PART II

                                OTHER INFORMATION

                           UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                     REPRESENTATION WITH RESPECT TO CHARGES

Pruco Life Insurance Company represents that the fees and charges deducted under the variable universal life insurance contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life Insurance Company.

                   UNDERTAKING WITH RESPECT TO INDEMNIFICATION

The Registrant, in conjunction with certain affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.

Arizona, being the state of organization of Pruco Life Insurance Company ("Pruco"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Arizona law permitting indemnification can be found in Section 10-850 et seq. of the Arizona Statutes Annotated. The text of Pruco's By-law, Article VIII, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 3(ii) to its Form 10-Q, SEC File No. 33-37587, filed August 15, 1997.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT

The Registration Statement comprises the following papers and documents:

The facing sheet.

Cross-reference to items required by Form N-8B-2.


The prospectus consisting of 112 pages.


The undertaking to file reports.

The representation with respect to charges.

The signatures.

Written consents of the following persons:

       1.  PricewaterhouseCoopers LLP, independent accountants.
       2.  Clifford E. Kirsch, Esq.
       3.  Nancy D. Davis, FSA, MAAA

The following exhibits:

     1. The following exhibits correspond to those required by paragraph A of the instructions as to exhibits in Form N-8B-2:


          A. (1) (a) Resolution of Board of Directors of Pruco Life Insurance Company establishing the Pruco Life Variable Universal Account. (Note 3)

               (b)  Amendment of Separate Account Resolution. (Note 12)


               (2)  Not Applicable.

               (3)  Distributing Contracts:

                    (a) Distribution Agreement between Pruco Securities Corporation and Pruco Life Insurance Company. (Note 3)

                    (b) Proposed form of Agreement between Pruco Securities Corporation and independent brokers with respect to the Sale of the Contracts. (Note 3)

                    (c)  Schedule of Sales Commissions. (Note 10)


                    (d)  Participation Agreements and Amendments:

                            (i)(a) AIM Variable Insurance Funds, Inc., AIM V.I.
                                   Value Fund. (Note 5) (b)Amendment to the AIM
                                   Variable Insurance Funds, Inc. Participation
                                   Agreement. (Note 12)

                            (ii)(a)American Century Variable Portfolios, Inc.,
                                   VP Value Portfolio. (Note 12)

                            (iii)(a) Janus Aspen Series, Growth Portfolio. (Note
                                   5)

                                 (b)    Amendment to the Janus Aspen Series
                                         Participation Agreement. (Note 12)

                            (iv)(a) MFS Variable Insurance Trust, Emerging
                                   Growth Series. (Note 5)

                                (b)Amendment to the MFS Variable Insurance Trust
                                   Participation Agreement. (Note 12)

                            (v)(a) T. Rowe Price International Series, Inc.,
                                   International Stock Portfolio. (Note 5)

                               (b) Amendment to the T. Rowe Price International
                                   Series, Inc. Participation Agreement. (Note
                                   12)


          (4)  Not Applicable.

          (5) Variable Universal Life Insurance Contracts. (Note 10) (a) With the fixed-rate option. Note: this version was never sold and is no longer available for sale. (b) Without the fixed-rate option.

          (6) (a) Articles of Incorporation of Pruco Life Insurance Company, as amended October 19, 1993. (Note 7) (b) By-Laws of Pruco Life Insurance Company, as amended May 6, 1997. (Note 2)

          (7)  Not Applicable.

          (8)  Not Applicable.

          (9)  Not Applicable.

          (10) (a) Application Form for Variable Universal Life Insurance Contract. (Note 7)

               (b) Supplement to the Application for Variable Universal Life Insurance Contract. (Note 11)


          (11) Memorandum describing Pruco Life Insurance Company's issuance, transfer, and redemption procedures for the Contracts pursuant to Rule 6e-3(T)(b)(12)(iii). (Note 1)

          (12) Endorsement to modify List of Investment Options. (Note 12)


     2.   See Exhibit 1.A.(5).

     3. Opinion and Consent of Clifford E. Kirsch, Esq. as to the legality of the securities being registered. (Note 1)

     4.   None.

     5.   Not Applicable.

     6. Opinion and Consent of Nancy D. Davis, FSA, MAAA, as to actuarial matters pertaining to the securities being registered. (Note 1)

7.   Powers of Attorney.

          (a)  William M. Bethke, Ira J. Kleinman,
               Esther H. Milnes, I. Edward Price (Note 4)
          (b)  Kiyofumi Sakaguchi (Note 8)
          (c)  James J. Avery, Jr. (Note 5)
          (d)  Dennis G. Sullivan (Note 6)

(Note    1)     Filed herewith.
(Note    2)     Incorporated by reference to Form 10-Q, Registration No. 33-37587, filed August 15, 1997 on behalf of the
                Pruco Life Insurance Company.
(Note    3)     Incorporated by reference to Form S-6, Registration No. 33-29181, filed April 28, 1997 on behalf of the
                Pruco Life Variable Universal Account.
(Note    4)     Incorporated by reference to Form 10-K, Registration No. 33-08698, filed March 31, 1997 on behalf of the
                Pruco Life Variable Contract Real Property Account.
(Note    5)     Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6, Registration No. 333-07451,
                filed June 25, 1997 on behalf of the Pruco Life Variable Appreciable Account.
(Note    6)     Incorporated by reference to Post-Effective Amendment No. 6 to Form S-1, Registration No. 33-86780,
                filed April 16, 1999 on behalf of the Pruco Life Variable Contract Real Property Account.
(Note    7)     Incorporated by reference to Form S-6, Registration No. 333-07451, filed July 2, 1996 on behalf of the
                Pruco Life Variable Appreciable Account.
(Note    8)     Incorporated by reference to Post-Effective Amendment No. 8 to Form S-6, Registration No. 33-49994,
                filed April 28, 1997 on behalf of the Pruco Life PRUvider Variable Appreciable Account.
(Note    9)     Incorporated by reference to Post-Effective Amendment No. 9 to this Registration Statement, filed April
                25, 1996.
(Note   10)     Incorporated by reference to Post-Effective Amendment No. 10 to this Registration Statement, filed April
                28, 1997.
(Note   11)     Incorporated by reference to Post-Effective Amendment No. 11 to this Registration Statement, filed April
                28, 1998.


(Note   12)     Incorporated by reference to Post-Effective Amendment No. 13 to Form S-6, Registration No. 33-29181,
                filed June 3, 1999 on behalf of the Pruco Life Variable Universal Account.


                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, the Pruco Life Variable Universal Account, certifies that this Amendment is filed solely for one or more of the purposes specified in Rule 485(b)(1) under the Securities Act of 1933 and that no material event requiring disclosure in the prospectus, other than one listed in Rule 485(b)(1), has occurred since the effective date of the most recent Post-Effective Amendment to the Registration Statement which included a prospectus and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized and its seal hereunto affixed and attested, all in the city of Newark and the State of New Jersey, on this 3rd day of June, 1999.


(Seal)                  PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT
                                  (Registrant)

                        By: PRUCO LIFE INSURANCE COMPANY
                                   (Depositor)


Attest:      /s/ THOMAS C. CASTANO      By:    /s/ ESTHER H. MILNES
               --------------------        --------------------------
             Thomas C. Castano                 Esther H. Milnes
             Assistant Secretary               President



Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 13 to the Registration Statement has been signed below by the following persons in the capacities indicated on this 3rd day of June, 1999.


                               SIGNATURE AND TITLE


/s/ *
  ----------------------
Esther H. Milnes
President and Director


/s/ *
  ----------------------
Dennis G. Sullivan
Vice President and Chief Accounting Officer


/s/ *                                            *By:   /s/ THOMAS C. CASTANO
  ----------------------                                    ------------------
James J. Avery, Jr.                                         Thomas C. Castano
Director                                                    (Attorney-in-Fact)

/s/ *
  ----------------------
William M. Bethke
Director


/s/ *
  ----------------------
Ira J. Kleinman
Director


/s/ *
  ----------------------
I. Edward Price
Director


/s/ *
  ----------------------
Kiyofumi Sakaguchi
Director

                       CONSENT OF INDEPENDENT ACCOUNTANTS



We hereby consent to the use in the Prospectus constituting part of this Post-Effective Amendment No. 13 to the registration statement on Form S-6 (the "Registration Statement") of our report dated March 19, 1999, relating to the financial statements of the Pruco Life Variable Universal Account, which appears in such Prospectus.

We also consent to the use in the Prospectus constituting part of this Registration Statement of our report dated February 26, 1999, relating to the consolidated financial statements of Pruco Life Insurance Company and its subsidiaries, which appears in such Prospectus.

We also consent to the reference to us under the heading "Experts" in the Prospectus.



PricewaterhouseCoopers LLP

New York, New York
May 28, 1999

                                  EXHIBIT INDEX



     Consent of PricewaterhouseCoopers LLP, independent accountants.  Page II-5

1.A.(11) Memorandum describing Pruco Life Insurance Company's issuance, transfer, and redemption procedures for the
         Contracts pursuant to Rule 6e-3(T)(b)(12)(iii).              Page II-7

     3. Opinion and Consent of Clifford E. Kirsch, Esq., as to the
        legality of the securities being registered.                  Page II-13

     6. Opinion and Consent of Nancy D. Davis, FSA, MAAA, as
        to actuarial matters pertaining to the securities
        being registered.                                             Page II-14